FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   12/31

Date of reporting period:  3/31/11

Item 1. Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

tRounds to less than 0.1% of net assets.

'Non-income producing. bThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statements of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

ADR - American Depository Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited) (continued)

At March 31, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

'See Note 7 regarding investments in Underlying Funds.

Quarterly Statement of Investments I See Notes to Statements of Investments

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

At March 31, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp. BZWS - Barclays Bank PLC DBAB - Deutsche Bank AG

SSBT - State Street Bank and Trust Co.

Currency

CHF - Swiss Franc EUR- Euro

Selected Portfolio

ADR - American Depository Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited) (continued)

*In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited)

Quarterly Statement of Investments I See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2011 (unaudited) (continued)

'See Note 9 regarding investment in Templeton China Opportunities Fund, Ltd. d See Note 5 regarding restricted securities. e See Note 6 regarding holdings of 5% voting securities. fThe security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

ADR - American Depository Receipt FHLB - Federal Home Loan Bank FNMA - Federal National Mortgage Association

Mutual Global Discovery Securities Fund

Assets:

Investments in Securities:

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 26, 2011

By /s/GASTON GARDEY

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date May 26, 2011

Franklin Flex Cap Growth Securities Fund	Shares		Value
Common Stocks 96.1%			
Automobiles & Components 2.8%			
ªBorgWarner Inc.	70,000	$	5,578,300
Johnson Controls Inc.	230,000		9,561,100
			15,139,400
Banks 0.7%			
Wells Fargo & Co.	115,000		3,645,500
Capital Goods 9.7%			
Cummins Inc.	81,300		8,912,106
Danaher Corp.	101,300		5,257,470
Emerson Electric Co.	90,000		5,258,700
Flowserve Corp.	32,000		4,121,600
General Electric Co.	200,000		4,010,000
Joy Global Inc.	70,000		6,916,700
Precision Castparts Corp.	25,560		3,761,921
Rockwell Automation Inc.	95,000		8,991,750
United Technologies Corp.	65,000		5,502,250
			52,732,497
Commercial & Professional Services 1.5%			
ªStericycle Inc.	92,000		8,157,640
Consumer Durables & Apparel 2.7%			
NIKE Inc., B	85,000		6,434,500
Polo Ralph Lauren Corp.	65,000		8,037,250
			14,471,750
Consumer Services 1.1%			
Marriott International Inc., A	170,000		6,048,600
Diversified Financials 4.2%			
BlackRock Inc.	33,000		6,633,330
JPMorgan Chase & Co.	115,000		5,301,500
Lazard Ltd., A	130,000		5,405,400
T. Rowe Price Group Inc.	80,000		5,313,600
			22,653,830
Energy 7.1%			
ªAlpha Natural Resources Inc.	120,000		7,124,400
ªCameron International Corp.	110,000		6,281,000
ªConcho Resources Inc.	86,000		9,227,800
ªFMC Technologies Inc.	27,290		2,578,359
ªPetrohawk Energy Corp.	210,000		5,153,400
Schlumberger Ltd.	28,690		2,675,630
SM Energy Co.	75,000		5,564,250
			38,604,839
Food, Beverage & Tobacco 2.4%			
ªHansen Natural Corp.	47,500		2,860,925
Mead Johnson Nutrition Co., A	103,970		6,022,982
PepsiCo Inc.	65,000		4,186,650
			13,070,557
Health Care Equipment & Services 6.5%			
ªAllscripts Healthcare Solutions Inc.	188,540		3,957,455
ªCerner Corp.	67,000		7,450,400
ªDaVita Inc.	34,000		2,907,340
ªEdwards Lifesciences Corp.	44,240		3,848,880
ªExpress Scripts Inc.	120,000		6,673,200
ªIntuitive Surgical Inc.	9,000		3,001,140
Universal Health Services Inc., B	95,000		4,693,950
ªVarian Medical Systems Inc.	40,000		2,705,600
			35,237,965

Household & Personal Products 0.5%		
The Procter & Gamble Co.	45,000	2,772,000
Insurance 1.6%		
Aflac Inc.	160,000	8,444,800
Materials 4.5%		
Celanese Corp., A	200,000	8,874,000
Ecolab Inc.	115,000	5,867,300
Praxair Inc.	95,000	9,652,000
		24,393,300
Media 2.7%		
[a]DIRECTV, A	87,000	4,071,600
[a]Discovery Communications Inc., C	180,000	6,337,800
The Walt Disney Co.	100,000	4,309,000
		14,718,400
Pharmaceuticals, Biotechnology & Life Sciences 4.0%		
[a]Celgene Corp.	76,000	4,372,280
[a]Gilead Sciences Inc.	84,400	3,581,936
[a]Human Genome Sciences Inc.	105,000	2,882,250
Merck & Co. Inc.	90,000	2,970,900
[a]Salix Pharmaceuticals Ltd.	90,900	3,184,227
[a]Waters Corp.	51,890	4,509,241
		21,500,834
Retailing 2.7%		
[a]Amazon.com Inc.	16,000	2,882,080
Guess? Inc.	90,000	3,541,500
[a]Priceline.com Inc.	12,000	6,077,280
Target Corp.	48,000	2,400,480
		14,901,340
Semiconductors & Semiconductor Equipment 6.4%		
Broadcom Corp., A	85,000	3,347,300
[a]First Solar Inc.	34,000	5,468,560
Intel Corp.	115,000	2,319,550
[a]Lam Research Corp.	100,000	5,666,000
Microchip Technology Inc.	215,000	8,172,150
[a]Silicon Laboratories Inc.	65,000	2,808,650
Xilinx Inc.	205,000	6,724,000
		34,506,210
Software & Services 16.0%		
[a]Bottomline Technologies Inc.	125,000	3,142,500
[a]Citrix Systems Inc.	115,000	8,447,900
[a]Cognizant Technology Solutions Corp., A	54,000	4,395,600
[a]Concur Technologies Inc.	48,150	2,669,918
FactSet Research Systems Inc.	49,610	5,195,655
[a]Google Inc., A	11,000	6,448,310
[a]Informatica Corp.	137,000	7,155,510
International Business Machines Corp.	50,000	8,153,500
MasterCard Inc., A	29,000	7,299,880
[a]Nuance Communications Inc.	215,000	4,205,400
Oracle Corp.	285,000	9,510,450
[a]Red Hat Inc.	165,000	7,489,350
[a]Salesforce.com Inc.	40,000	5,343,200
[a]Taleo Corp., A	87,190	3,108,323
Visa Inc., A	55,000	4,049,100
		86,614,596
Technology Hardware & Equipment 14.3%		
[a]Acme Packet Inc.	38,000	2,696,480
[a]Apple Inc.	70,000	24,391,500
Cisco Systems Inc.	150,000	2,572,500
[a]EMC Corp.	431,890	11,466,679
FLIR Systems Inc.	130,000	4,499,300

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

[a]Juniper Networks Inc.	125,000	5,260,000
National Instruments Corp.	162,750	5,333,318
[a]NetApp Inc.	105,000	5,058,900
QUALCOMM Inc.	125,000	6,853,750
[a]Trimble Navigation Ltd.	179,000	9,046,660
		77,179,087
Telecommunication Services 1.0%		
[a]American Tower Corp., A	105,000	5,441,100
Transportation 3.7%		
C.H. Robinson Worldwide Inc.	36,200	2,683,506
Expeditors International of Washington Inc.	95,000	4,763,300
FedEx Corp.	45,000	4,209,750
[a]Kansas City Southern	150,000	8,167,500
		19,824,056
Total Common Stocks (Cost $369,967,014)		520,058,301
Short Term Investments (Cost $21,014,044) 3.9%		
Money Market Funds 3.9%		
[a,b]Institutional Fiduciary Trust Money Market Portfolio	21,014,044	21,014,044
Total Investments (Cost $390,981,058) 100.0%		541,072,345
Other Assets, less Liabilities 0.0%[†]		2,268
Net Assets 100.0%		$ 541,074,613

Franklin Global Real Estate Securities Fund	Country	Shares	Value
Common Stocks 97.9%			
Diversified Real Estate Activities 13.9%			
City Developments Ltd.	Singapore	76,000	$ 694,609
Hang Lung Properties Ltd.	Hong Kong	1,798,000	7,916,734
Mitsubishi Estate Co. Ltd.	Japan	658,600	11,145,660
Mitsui Fudosan Co. Ltd.	Japan	681,000	11,246,247
Sun Hung Kai Properties Ltd.	Hong Kong	1,056,000	16,725,165
The Wharf Holdings Ltd.	Hong Kong	975,500	6,746,916
			54,475,331
Diversified REITs 12.8%			
American Assets Trust Inc.	United States	90,300	1,920,681
British Land Co. PLC	United Kingdom	642,000	5,687,603
Canadian REIT	Canada	75,600	2,701,114
Colonial Properties Trust	United States	156,800	3,018,400
GPT Group	Australia	1,855,536	6,028,267
H&R REIT	Canada	172,900	3,922,252
Kenedix Realty Investment Corp.	Japan	640	2,632,668
Land Securities Group PLC	United Kingdom	577,462	6,799,515
Liberty Property Trust	United States	38,300	1,260,070
Shaftesbury PLC	United Kingdom	192,600	1,459,723
Stockland	Australia	1,300,224	4,990,977
United Urban Investment Corp.	Japan	774	978,439
Vornado Realty Trust	United States	101,927	8,918,612
			50,318,321
Industrial REITs 5.3%			
AMB Property Corp.	United States	179,800	6,467,406
[a]Ascendas REIT	Singapore	445,000	720,219
Goodman Group	Australia	6,988,971	4,953,330
Japan Logistics Fund Inc.	Japan	211	1,705,461
Mapletree Logistics Trust	Singapore	1,431,280	1,027,655
[b]Mapletree Logistics Trust, 144A	Singapore	1,082,100	776,945
ProLogis	United States	320,300	5,118,394
			20,769,410
Office REITs 11.5%			
Alexandria Real Estate Equities Inc.	United States	52,200	4,070,034
Boston Properties Inc.	United States	108,800	10,319,680
CapitaCommercial Trust	Singapore	3,324,000	3,665,643
Champion REIT	Hong Kong	4,820,196	2,807,105
Derwent London PLC	United Kingdom	51,760	1,362,163
Douglas Emmett Inc.	United States	57,100	1,070,625
Great Portland Estates PLC	United Kingdom	531,536	3,289,252
Highwoods Properties Inc.	United States	59,100	2,069,091
ING Office Fund	Australia	2,616,869	1,678,677
Japan Real Estate Investment Co.	Japan	389	3,682,259
Kilroy Realty Corp.	United States	88,500	3,436,455
Lexington Realty Trust	United States	106,100	992,035
Silic	France	13,600	1,905,854
SL Green Realty Corp.	United States	63,300	4,760,160
			45,109,033
Real Estate Development 4.6%			
Agile Property Holdings Ltd.	China	1,268,000	1,998,506
China Overseas Land & Investment Ltd.	Hong Kong	1,002,000	2,048,145
Evergrande Real Estate Group Ltd.	China	5,725,000	3,150,032
Keppel Land Ltd.	Singapore	1,045,000	3,722,520
[c]KWG Property Holdings Ltd.	China	2,435,500	1,972,534
Shimao Property Holdings Ltd.	China	673,500	950,683
Sino Land Co. Ltd.	Hong Kong	1,080,000	1,924,344
Soho China Ltd.	China	2,473,500	2,127,325
			17,894,089
Real Estate Operating Companies 6.5%			
Brookfield Properties Corp.	Canada	212,600	3,761,823

[c]Deutsche Euroshop AG	Germany	25,170	962,945
Fastighets AB Hufvudstaden, A	Sweden	331,660	3,947,614
[c]Forest City Enterprises Inc., A	United States	56,260	1,059,376
[b,c]Global Logistic Properties Ltd., 144A	Singapore	1,514,000	2,246,166
Hongkong Land Holdings Ltd.	Hong Kong	788,000	5,516,000
Hysan Development Co. Ltd.	Hong Kong	1,021,000	4,200,215
[c]PSP Swiss Property AG	Switzerland	30,410	2,505,190
Sponda OYJ	Finland	225,970	1,283,955
			25,483,284
Residential REITs 8.3%			
American Campus Communities Inc.	United States	75,200	2,481,600
AvalonBay Communities Inc.	United States	40,390	4,850,031
Boardwalk REIT	Canada	51,700	2,564,742
BRE Properties Inc.	United States	34,400	1,622,992
Camden Property Trust	United States	60,000	3,409,200
Equity Lifestyle Properties Inc.	United States	13,500	778,275
Equity Residential	United States	166,500	9,392,265
Essex Property Trust Inc.	United States	16,380	2,031,120
Nippon Accommodations Fund Inc.	Japan	251	1,802,346
UDR Inc.	United States	159,070	3,876,536
			32,809,107
Retail REITs 24.2%			
CFS Retail Property Trust	Australia	1,050,367	1,999,642
Charter Hall Retail REIT	Australia	678,298	2,189,619
Corio NV	Netherlands	58,431	4,086,702
Developers Diversified Realty Corp.	United States	198,376	2,777,264
Eurocommercial Properties NV	Netherlands	55,830	2,765,627
Federal Realty Investment Trust	United States	47,900	3,906,724
Frontier Real Estate Investment Corp.	Japan	205	1,819,702
General Growth Properties	United States	89,900	1,391,652
Glimcher Realty Trust	United States	45,100	417,175
Hammerson PLC	United Kingdom	604,260	4,333,012
Japan Retail Fund Investment Corp.	Japan	1,406	2,201,843
Kimco Realty Corp.	United States	158,800	2,912,392
Klepierre	France	40,900	1,659,781
The Link REIT	Hong Kong	1,460,100	4,580,029
The Macerich Co.	United States	119,290	5,908,434
Realty Income Corp.	United States	53,700	1,876,815
Regency Centers Corp.	United States	64,800	2,817,504
RioCan REIT	Canada	110,700	2,906,189
Simon Property Group Inc.	United States	158,844	17,021,723
Suntec REIT	Singapore	2,004,000	2,448,459
Taubman Centers Inc.	United States	55,400	2,968,332
Unibail-Rodamco SE	France	56,503	12,237,465
Westfield Group	Australia	762,095	7,364,605
Westfield Retail Trust	Australia	920,295	2,494,720
			95,085,410
Specialized REITs 10.8%			
CDL Hospitality Trusts	Singapore	1,610,000	2,567,416
HCP Inc.	United States	127,800	4,848,732
Health Care REIT Inc.	United States	116,500	6,109,260
[c]Healthcare Realty Trust Inc.	United States	43,800	994,260
Hersha Hospitality Trust	United States	214,100	1,271,754
Host Hotels & Resorts Inc.	United States	518,039	9,122,667
[c]Hyatt Hotels Corp.	United States	48,530	2,088,731
Pebblebrook Hotel Trust	United States	55,130	1,221,130
Public Storage	United States	62,800	6,965,148
Starwood Hotels & Resorts Worldwide Inc.	United States	61,330	3,564,500
Ventas Inc.	United States	71,500	3,882,450
			42,636,048
Total Common Stocks (Cost $284,714,174)			384,580,033

Convertible Preferred Stocks (Cost $992,500) 0.3%				
Specialized REITs 0.3%				
[c]Health Care REIT Inc., 6.50%, cvt. pfd.	United States		19,850	1,034,185
Total Investments before Short Term Investments (Cost $285,706,674)				385,614,218
			Principal Amount	
Short Term Investments (Cost $6,330,344) 1.6%				
Repurchase Agreements 1.6%				
[d]Joint Repurchase Agreement, 0.085%, 4/01/11 (Maturity Value $6,330,359)	United States	$	6,330,344	6,330,344
Barclays Capital Inc. (Maturity Value $1,053,752)				
BNP Paribas Securities Corp. (Maturity Value $831,809)				
Credit Suisse Securities (USA) LLC (Maturity Value $665,447)				
Deutsche Bank Securities Inc. (Maturity Value $1,006,654)				
HSBC Securities (USA) Inc. (Maturity Value $831,809)				
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $831,809)				
Morgan Stanley & Co. Inc. (Maturity Value $831,809)				
UBS Securities LLC (Maturity Value $277,270)				
Collateralized by U.S. Government Agency Securities, 0.00% - 6.27%, 4/11/11 - 1/26/16; [e]U.S. Treasury Bills, 4/07/11 - 4/15/11; and U.S. Treasury Notes, 1.00% - 2.875%, 10/31/11 - 11/30/15 (valued at $ 6,467,506)				
Total Investments (Cost $292,037,018) 99.8%				391,944,562
Other Assets, less Liabilities 0.2%				793,800
Net Assets 100.0%				$ 392,738,362

[a] See Note 5 regarding restricted securities.

[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the aggregate value of these securities was $3,023,111, representing 0.77% of net assets.

[c] Non-income producing.

[d] Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2011, all repurchase agreements had been entered into on that date.

[e] The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

REIT - Real Estate Investment Trust

Franklin Growth and Income Securities Fund	Country	Shares		Value
Common Stocks 79.1%				
Consumer Discretionary 7.7%				
Comcast Corp., A	United States	169,080	$	4,179,65
The Home Depot Inc.	United States	116,000		4,298,96
Limited Brands Inc.	United States	131,500		4,323,72
NIKE Inc., B	United States	79,600		6,025,72
Target Corp.	United States	125,200		6,261,25
				25,089,30
Consumer Staples 7.6%				
The Coca-Cola Co.	United States	92,000		6,104,20
Diageo PLC, ADR	United Kingdom	63,700		4,855,21
PepsiCo Inc.	United States	90,000		5,796,90
The Procter & Gamble Co.	United States	63,700		3,923,92
Unilever NV, N.Y. shs.	Netherlands	136,700		4,286,91
				24,967,14
Energy 10.5%				
Chevron Corp.	United States	67,900		7,294,49
ConocoPhillips	United States	77,600		6,197,13
Exxon Mobil Corp.	United States	72,844		6,128,36
Halliburton Co.	United States	125,400		6,249,93
Schlumberger Ltd.	United States	35,600		3,320,05
Spectra Energy Corp.	United States	185,900		5,052,76
				34,242,75
Financials 9.6%				
Aflac Inc.	United States	86,200		4,549,63
Bank of America Corp.	United States	272,200		3,628,42
JPMorgan Chase & Co.	United States	127,570		5,880,97
Marsh & McLennan Cos. Inc.	United States	140,200		4,179,36
T. Rowe Price Group Inc.	United States	96,700		6,422,81
Wells Fargo & Co.	United States	162,000		5,135,40
Weyerhaeuser Co.	United States	72,527		1,784,16
				31,580,77
Health Care 8.5%				
Abbott Laboratories	United States	77,800		3,816,09
Johnson & Johnson	United States	92,900		5,504,32
Merck & Co. Inc.	United States	192,261		6,346,53
Pfizer Inc.	United States	237,100		4,815,50
Roche Holding AG	Switzerland	51,500		7,357,94
				27,840,39
Industrials 12.4%				
3M Co.	United States	66,200		6,189,70
The Boeing Co.	United States	41,500		3,068,09
Caterpillar Inc.	United States	47,400		5,277,99
General Dynamics Corp.	United States	70,600		5,405,13
General Electric Co.	United States	338,800		6,792,94
J.B. Hunt Transport Services Inc.	United States	76,800		3,488,25
Republic Services Inc.	United States	161,300		4,845,45
United Parcel Service Inc., B	United States	73,100		5,432,79
				40,500,36
Information Technology 10.6%				
Intel Corp.	United States	302,900		6,109,49
International Business Machines Corp.	United States	39,100		6,376,03
Microchip Technology Inc.	United States	187,800		7,138,27
Microsoft Corp.	United States	210,400		5,335,74
Paychex Inc.	United States	124,400		3,901,18
Xerox Corp.	United States	563,800		6,004,47
				34,865,20

Materials 3.8%			
E. I. du Pont de Nemours and Co.	United States	121,400	6,673,358
Freeport-McMoRan Copper & Gold Inc., B	United States	102,038	5,668,211
			12,341,569
Telecommunication Services 4.5%			
AT&T Inc.	United States	175,197	5,361,028
Verizon Communications Inc.	United States	121,900	4,698,026
Vodafone Group PLC	United Kingdom	1,635,100	4,630,299
			14,689,353
Utilities 3.9%			
PG&E Corp.	United States	73,400	3,242,812
Sempra Energy	United States	97,342	5,207,797
The Southern Co.	United States	114,000	4,344,540
			12,795,149
Total Common Stocks (Cost $199,571,176)			258,912,021
Equity-Linked Securities 4.1%			
Information Technology 4.1%			
[a]Goldman Sachs Group Inc. into Apple Inc., 5.50%, 144A	United States	19,000	6,344,309
[a]Goldman Sachs Group Inc. into Cisco Systems Inc., 5.00%, 144A	United States	300,000	5,406,480
[a]Morgan Stanley into Apple Inc., 7.50%, 144A	United States	5,000	1,758,135
Total Equity-Linked Securities (Cost $12,893,620)			13,508,924
Convertible Preferred Stocks 13.6%			
Consumer Discretionary 1.5%			
General Motors Co., 4.75%, cvt. pfd., B	United States	102,000	4,916,400
Energy 2.1%			
[a]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	5,000	6,821,600
Financials 6.9%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	6,100	6,167,039
Citigroup Inc., 7.50%, cvt. pfd.	United States	37,900	4,794,350
Hartford Financial Services Group Inc., 7.25%, cvt. pfd.	United States	97,000	2,529,760
Metlife Inc., 5.00%, cvt. pfd.	United States	57,700	4,895,845
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	4,200	4,347,840
			22,734,834
Health Care 0.7%			
Tenet Healthcare Corp., 7.00%, cvt. pfd.	United States	1,900	2,237,250
Materials 1.1%			
Anglogold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	65,000	3,499,600
Utilities 1.3%			
Great Plains Energy Inc., 12.00%, cvt. pfd.	United States	65,000	4,212,000
Total Convertible Preferred Stocks (Cost $37,039,464)			44,421,684
Preferred Stocks (Cost $8,133,100) 0.2%			
Financials 0.2%			
[b]Fannie Mae, 8.25%, pfd.	United States	325,000	552,500
		Principal Amount	
Convertible Bonds (Cost $1,750,000) 0.8%			
Materials 0.8%			
ArcelorMittal, cvt., senior note, 5.00%, 5/15/14	Luxembourg	$1,750,000	2,546,250

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Total Investments before Short Term Investments (Cost $259,387,360)			319,941,379
Short Term Investments (Cost $7,623,595) 2.3%			
Repurchase Agreements 2.3%			
[c]Joint Repurchase Agreement, 0.085%, 4/01/11 (Maturity Value $7,623,613)	United States	7,623,595	7,623,595
Barclays Capital Inc. (Maturity Value $1,269,026)			
BNP Paribas Securities Corp. (Maturity Value $1,001,743)			
Credit Suisse Securities (USA) LLC (Maturity Value $801,394)			
Deutsche Bank Securities Inc. (Maturity Value $1,212,307)			
HSBC Securities (USA) Inc. (Maturity Value $1,001,743)			
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,001,743)			
Morgan Stanley & Co. Inc. (Maturity Value $1,001,743)			
UBS Securities LLC (Maturity Value $333,914)			
Collateralized by U.S. Government Agency Securities, 0.00% - 6.27%, 4/11/11 - 1/26/16; [d]U.S. Treasury Bills, 4/07/11 - 4/15/11; and U.S. Treasury Notes, 1.00% - 2.875%, 10/31/11 - 11/30/15 (valued at $7,788,778)			
Total Investments (Cost $267,010,955) 100.1%			327,564,974
Other Assets, less Liabilities (0.1)%			(297,037)
Net Assets 100.0%			$ 327,267,937

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the aggregate value of these securities was $20,330,524, representing 6.21% of net assets.

[b]Non-income producing.

[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2011, all repurchase agreements had been entered into on that date.

[d]The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

ADR - American Depository Receipt

Franklin High Income Securities Fund	Country	Shares	Value
Common Stocks (Cost $865,221) 0.0%†			
Media 0.0%†			
[a]Dex One Corp.	United States	27,909	$ 135,080
Preferred Stocks (Cost $770,000) 0.2%			
Diversified Financials 0.2%			
GMAC Capital Trust I, 8.125%, pfd.	United States	30,800	785,400
		Principal Amount	
Corporate Bonds 94.8%			
Automobiles & Components 3.9%			
[b]Exide Technologies, senior secured note, 144A, 8.625%, 2/01/18	United States	800,000	858,000
Ford Motor Credit Co. LLC,			
7.80%, 6/01/12	United States	1,500,000	1,590,676
senior note, 7.00%, 4/15/15	United States	2,000,000	2,163,710
senior note, 6.625%, 8/15/17	United States	1,000,000	1,067,319
senior note, 8.125%, 1/15/20	United States	1,000,000	1,145,806
senior note, 5.75%, 2/01/21	United States	1,000,000	987,864
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	3,500,000	3,762,500
[b]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	1,700,000	1,878,500
			13,454,375
Banks 2.6%			
CIT Group Inc.,			
[b]secured note, 144A, 6.625%, 4/01/18	United States	300,000	304,302
senior secured sub. bond, 7.00%, 5/01/17	United States	6,000,000	6,022,500
Regions Bank, sub. note, 7.50%, 5/15/18	United States	500,000	528,789
[c]Wells Fargo Capital XV, pfd., 9.75% to 9/26/13, FRN thereafter, Perpetual	United States	2,000,000	2,205,000
			9,060,591
Capital Goods 5.5%			
[b]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	3,000,000	3,037,500
[b]Boart Longyear Management Property Ltd., senior note, 144A, 7.00%, 4/01/21	Australia	1,100,000	1,138,500
[b]Columbus Mckinnon Corp., senior sub. note, 144A, 7.875%, 2/01/19	Canada	2,200,000	2,288,000
The Manitowoc Co. Inc., senior note,			
9.50%, 2/15/18	United States	1,400,000	1,554,000
8.50%, 11/01/20	United States	500,000	538,750
Meritor Inc., senior note, 10.625%, 3/15/18	United States	1,900,000	2,147,000
[b]Pinafore LLC/Inc., senior secured note, 144A, 9.00%, 10/01/18	United States	200,000	218,000
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	3,000,000	3,255,000
RSC Equipment Rental Inc. and RSC Holdings III LLC, senior note, 10.25%, 11/15/19	United States	2,500,000	2,862,500
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	2,000,000	2,100,000
			19,139,250
Commercial & Professional Services 0.9%			
[d]Diversey Holdings Inc., senior note, PIK, 10.50%, 5/15/20	United States	2,100,000	2,449,125
[a,f]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	191
[b]Interactive Data Corp., senior note, 144A, 10.25%, 8/01/18	United States	500,000	563,750
			3,013,066
Consumer Durables & Apparel 2.2%			
Jarden Corp.,			
senior note, 6.125%, 11/15/22	United States	500,000	491,250
senior sub. note, 7.50%, 5/01/17	United States	2,200,000	2,359,500
KB Home, senior note, 6.25%, 6/15/15	United States	2,400,000	2,388,000
Libbey Glass Inc., senior secured note, 10.00%, 2/15/15	United States	898,000	983,310
[b]M/I Homes Inc., senior note, 144A, 8.625%, 11/15/18	United States	1,500,000	1,505,625
			7,727,685
Consumer Services 6.9%			
[b]CityCenter Holdings/Finance, senior secured note, 144A, 7.625%, 1/15/16	United States	1,000,000	1,037,500
CKE Restaurants Inc., senior secured note, 11.375%, 7/15/18	United States	2,200,000	2,436,500
[b]ClubCorp Club Operations Inc., senior note, 144A, 10.00%, 12/01/18	United States	1,700,000	1,717,000
[b,e]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	1,700,000	8,500
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	3,000,000	3,423,750
MGM Resorts International,			
senior note, 6.625%, 7/15/15	United States	2,000,000	1,905,000

senior note, 6.875%, 4/01/16	United States	1,200,000	1,122,000
senior secured note, 9.00%, 3/15/20	United States	600,000	663,000
[b]NCL Corp. Ltd., senior note, 144A, 9.50%, 11/15/18	United States	500,000	528,750
Norwegian Cruise Line Ltd., senior secured note, 11.75%, 11/15/16	United States	2,000,000	2,338,750
Pinnacle Entertainment Inc.,			
senior note, 8.625%, 8/01/17	United States	2,200,000	2,409,000
senior sub. note, 7.50%, 6/15/15	United States	400,000	409,000
[b]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	1,200,000	798,000
[e]Station Casinos Inc.,			
senior note, 6.00%, 4/01/12	United States	200,000	20
senior note, 7.75%, 8/15/16	United States	1,000,000	100
senior sub. note, 6.50%, 2/01/14	United States	100,000	10
senior sub. note, 6.875%, 3/01/16	United States	1,000,000	100
Universal City Development,			
senior note, 8.875%, 11/15/15	United States	1,500,000	1,640,625
senior sub. note, 10.875%, 11/15/16	United States	200,000	225,500
Visant Corp., senior note, 10.00%, 10/01/17	United States	3,100,000	3,363,500
			24,026,605
Diversified Financials 4.1%			
[b]Ally Financial Inc., senior bond, 144A, 7.50%, 9/15/20	United States	500,000	535,625
[c]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	2,500,000	2,691,550
GMAC Inc.,			
senior note, 6.875%, 8/28/12	United States	3,000,000	3,165,000
sub. note, 8.00%, 12/31/18	United States	800,000	864,000
International Lease Finance Corp.,			
senior note, 8.25%, 12/15/20	United States	900,000	987,750
senior note, R, 5.65%, 6/01/14	United States	2,800,000	2,828,000
[b]senior secured note, 144A, 6.75%, 9/01/16	United States	1,200,000	1,290,000
[b]Needle Merger Sub Corp., senior note, 144A, 8.125%, 3/15/19	United States	1,100,000	1,116,500
[b]TransUnion LLC/TransUnion Financing Corp., senior note, 144A, 11.375%, 6/15/18	United States	600,000	688,500
			14,166,925
Energy 17.0%			
Antero Resources Finance, senior note, 9.375%, 12/01/17	United States	2,600,000	2,847,000
Berry Petroleum Co., senior note, 6.75%, 11/01/20	United States	500,000	516,875
[b]BreitBurn Energy Partners LP, senior note, 144A, 8.625%, 10/15/20	United States	1,200,000	1,263,000
[b]Brigham Exploration Co., senior note, 144A, 8.75%, 10/01/18	United States	2,800,000	3,122,000
[b]Carrizo Oil & Gas Inc., senior note, 144A, 8.625%, 10/15/18	United States	800,000	852,000
[b]Chaparral Energy Inc., senior note, 144A,			
9.875%, 10/01/20	United States	1,400,000	1,561,000
8.25%, 9/01/21	United States	600,000	619,500
[b]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	3,000,000	3,105,000
Chesapeake Energy Corp., senior note,			
6.625%, 8/15/20	United States	2,900,000	3,103,000
6.125%, 2/15/21	United States	1,000,000	1,033,750
CONSOL Energy Inc.,			
senior note, 8.00%, 4/01/17	United States	500,000	550,000
senior note, 8.25%, 4/01/20	United States	500,000	556,875
[b]senior secured note, 144A, 6.375%, 3/01/21	United States	300,000	301,875
[g]Copano Energy LLC/Copano Energy Finance Corp., senior note, 7.125%, 4/01/21	United States	800,000	812,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	500,000	547,500
El Paso Corp., senior note,			
6.875%, 6/15/14	United States	2,000,000	2,241,566
[b]144A, 6.50%, 9/15/20	United States	400,000	433,000
[b]Energy XXI Gulf Coast Inc., senior note, 144A, 9.25%, 12/15/17	United States	2,500,000	2,681,250
[h]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	1,900,000	1,973,897
[b]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	3,000,000	2,985,000
[b]Goodrich Petroleum Corp., senior note, 144A, 8.875%, 3/15/19	United States	2,000,000	2,002,500
Holly Corp., senior note, 9.875%, 6/15/17	United States	700,000	794,500
[b]Linn Energy Corp., senior note, 144A,			
8.625%, 4/15/20	United States	2,000,000	2,230,000
7.75%, 2/01/21	United States	700,000	750,750
MarkWest Energy Partners LP/Finance Corp., senior note,			
6.75%, 11/01/20	United States	1,500,000	1,545,000

6.50%, 8/15/21	United States	600,000	600,750
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	1,500,000	1,597,500
[b]Oasis Petroleum Inc., senior note, 144A, 7.25%, 2/01/19	United States	500,000	507,500
[b]Offshore Group Investment Ltd., senior secured note, 144A, 11.50%, 8/01/15	United States	1,300,000	1,449,500
[b]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	700,000	714,875
9.75%, 8/15/13	Canada	1,500,000	1,511,250
Peabody Energy Corp., senior note, 6.50%, 9/15/20	United States	1,700,000	1,831,750
Petrohawk Energy Corp., senior note,			
7.875%, 6/01/15	United States	1,800,000	1,917,000
7.25%, 8/15/18	United States	300,000	310,500
[b]144A, 7.25%, 8/15/18	United States	700,000	724,500
[b]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	1,600,000	1,576,000
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	United States	2,200,000	2,365,000
Quicksilver Resources Inc., senior note,			
8.25%, 8/01/15	United States	2,000,000	2,105,000
9.125%, 8/15/19	United States	300,000	328,125
SandRidge Energy Inc., senior note,			
8.75%, 1/15/20	United States	300,000	328,500
[b]144A, 8.00%, 6/01/18	United States	2,500,000	2,631,250
[b]144A, 7.50%, 3/15/21	United States	400,000	415,500
			59,343,338
Food & Staples Retailing 0.9%			
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	1,800,000	2,007,000
8.00%, 8/15/20	United States	1,000,000	1,063,750
			3,070,750
Food, Beverage & Tobacco 2.5%			
[b]Blue Merger Sub Inc., senior note, 144A, 7.625%, 2/15/19	United States	800,000	815,000
[b]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	United States	700,000	661,500
[b]Dean Foods Co., senior note, 144A, 9.75%, 12/15/18	United States	2,700,000	2,784,375
JBS USA LLC, senior note, 11.625%, 5/01/14	United States	1,800,000	2,097,000
Pinnacle Foods Finance LLC, senior note,			
9.25%, 4/01/15	United States	1,300,000	1,363,375
8.25%, 9/01/17	United States	1,000,000	1,050,000
			8,771,250
Health Care Equipment & Services 6.7%			
[b]Aviv Healthcare Properties LP, senior note, 144A, 7.75%, 2/15/19	United States	2,000,000	2,095,000
DaVita Inc., senior note,			
6.375%, 11/01/18	United States	800,000	810,000
6.625%, 11/01/20	United States	600,000	610,500
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	1,000,000	1,061,250
[b]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	1,000,000	1,151,250
HCA Inc.,			
senior secured bond, 7.25%, 9/15/20	United States	900,000	967,500
senior secured note, 9.125%, 11/15/14	United States	4,000,000	4,215,000
senior secured note, 7.875%, 2/15/20	United States	1,500,000	1,638,750
[b]MedAssets Inc., senior note, 144A, 8.00%, 11/15/18	United States	2,000,000	2,055,000
Tenet Healthcare Corp., senior note, 8.00%, 8/01/20	United States	900,000	942,750
[b]UHS Escrow Corp., senior note, 144A, 7.00%, 10/01/18	United States	2,600,000	2,697,500
[i]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	2,300,000	2,443,750
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	1,300,000	1,337,375
[b]Vanguard Health Systems Inc., senior note, 144A, zero cpn., 2/01/16	United States	1,900,000	1,216,000
			23,241,625
Materials 7.6%			
[b]Aleris International Inc., senior note, 144A, 7.625%, 2/15/18	United States	700,000	705,250
[b]Atkore International Inc., senior secured note, 144A, 9.875%, 1/01/18	United States	1,900,000	2,037,750
[b]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	1,900,000	1,995,000
[b]Euramax International Inc., senior secured note, 144A, 9.50%, 4/01/16	United States	1,500,000	1,530,000
[b]FMG Resources August 2006 Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	800,000	830,000
6.875%, 2/01/18	Australia	1,900,000	1,990,250
[b]Huntsman International LLC, senior sub. note, 144A, 8.625%, 3/15/21	United States	300,000	328,500

[b]Ineos Finance PLC, senior secured note, 144A, 9.00%, 5/15/15	United Kingdom	200,000	219,250
[b]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	2,000,000	2,027,500
[b]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	2,500,000	2,668,750
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	2,500,000	2,515,625
[b]Novelis Inc., senior note, 144A, 8.75%, 12/15/20	Canada	1,300,000	1,436,500
[b]OMNOVA Solutions Inc., senior note, 144A, 7.875%, 11/01/18	United States	2,100,000	2,136,750
[b]Packaging Dynamics Corp., senior secured note, 144A, 8.75%, 2/01/16	United States	800,000	822,000
[b]Reynolds Group Holdings Ltd., senior note, 144A, 8.25%, 2/15/21	New Zealand	400,000	397,250
[b]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A,			
8.50%, 5/15/18	United States	2,800,000	2,849,000
9.00%, 4/15/19	United States	200,000	208,000
Solo Cup Co.,			
senior secured note, 10.50%, 11/01/13	United States	400,000	420,000
senior sub. note, 8.50%, 2/15/14	United States	1,500,000	1,350,000
[b]TPC Group LLC, senior secured note, 144A, 8.25%, 10/01/17	United States	200,000	212,000
			26,679,375
Media 7.6%			
[b]Bresnan Broadband Holdings LLC, senior note, 144A, 8.00%, 12/15/18	United States	700,000	742,000
Cablevision Systems Corp., senior note,			
8.625%, 9/15/17	United States	1,000,000	1,117,500
7.75%, 4/15/18	United States	1,000,000	1,085,000
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	2,566,823	3,086,605
CCO Holdings LLC, senior note, 8.125%, 4/30/20	United States	700,000	764,750
[b]Citadel Broadcasting Corp., senior note, 144A, 7.75%, 12/15/18	United States	700,000	762,125
[b]Clear Channel Communications Inc., senior note, 144A, 9.00%, 3/01/21	United States	3,000,000	3,007,500
Clear Channel Worldwide Holdings Inc., senior note, B, 9.25%, 12/15/17	United States	1,000,000	1,101,250
EchoStar DBS Corp., senior note, 7.125%, 2/01/16	United States	3,000,000	3,217,500
Lamar Media Corp., senior sub. note, 7.875%, 4/15/18	United States	900,000	969,750
[b]Live Nation Entertainment Inc., senior note, 144A, 8.125%, 5/15/18	United States	2,500,000	2,581,250
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	1,100,000	1,212,750
[b,i]Radio One Inc., senior sub. note, 144A, PIK, 15.00%, 5/24/16	United States	1,938,475	2,027,645
[b]Unitymedia Hessen/NRW, senior secured note, 144A, 8.125%, 12/01/17	Germany	1,500,000	1,586,250
[b]Univision Communications Inc., senior secured note, 144A, 7.875%, 11/01/20	United States	700,000	743,750
[b]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Cayman Islands	1,000,000	985,000
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	United States	1,600,000	1,700,000
			26,690,625
Pharmaceuticals, Biotechnology & Life Sciences 2.1%			
[b]Endo Pharmaceuticals Holdings Inc., senior note, 144A, 7.00%, 12/15/20	United States	700,000	727,125
[b]Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	Spain	1,800,000	1,856,250
[b]inVentiv Health Inc., senior note, 144A, 10.00%, 8/15/18	United States	2,200,000	2,293,500
[b]Mylan Inc., senior note, 144A, 7.875%, 7/15/20	United States	2,200,000	2,403,500
			7,280,375
Real Estate 0.6%			
Forest City Enterprises Inc., senior note,			
7.625%, 6/01/15	United States	2,000,000	1,940,000
6.50%, 2/01/17	United States	300,000	278,250
			2,218,250
Retailing 1.9%			
[b]Asbury Automotive Group Inc., senior sub. note, 144A, 8.375%, 11/15/20	United States	1,400,000	1,463,000
[b]Michaels Stores Inc., senior note, 144A, 7.75%, 11/01/18	United States	2,500,000	2,562,500
[b]Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	United States	2,500,000	2,687,500
			6,713,000
Semiconductors & Semiconductor Equipment 1.8%			
Advanced Micro Devices Inc., senior note,			
8.125%, 12/15/17	United States	500,000	522,500
7.75%, 8/01/20	United States	1,000,000	1,032,500
Freescale Semiconductor Inc., senior note,			
8.875%, 12/15/14	United States	1,200,000	1,249,500
10.125%, 12/15/16	United States	200,000	213,500
[b]144A, 10.75%, 8/01/20	United States	1,600,000	1,804,000
[b]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	1,300,000	1,472,250
			6,294,250

Software & Services 1.6%				
First Data Corp.,				
[b]senior bond, 144A, 12.625%, 1/15/21	United States	808,000		880,720
senior note, 9.875%, 9/24/15	United States	71,000		72,953
senior note, 9.875%, 9/24/15	United States	111,000		114,330
[b]senior secured bond, 144A, 8.25%, 1/15/21	United States	808,000		810,020
[b]Sitel LLC, senior note, 144A, 11.50%, 4/01/18	United States	1,300,000		1,217,125
[b]SunGard Data Systems Inc., senior note, 144A, 7.625%, 11/15/20	United States	2,300,000		2,374,750
				5,469,898
Technology Hardware & Equipment 1.2%				
[b,g]CDW Escrow Corp., senior note, 144A, 8.50%, 4/01/19	United States	1,800,000		1,806,750
[b]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	2,300,000		2,415,000
				4,221,750
Telecommunication Services 10.6%				
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	3,000,000		3,030,000
Crown Castle International Corp.,				
senior bond, 7.125%, 11/01/19	United States	600,000		631,500
senior note, 9.00%, 1/15/15	United States	2,000,000		2,215,000
[b]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	2,600,000		2,720,900
[b,g]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	1,800,000		1,849,500
Frontier Communications Corp., senior note,				
8.25%, 4/15/17	United States	400,000		434,000
8.50%, 4/15/20	United States	1,700,000		1,850,875
8.75%, 4/15/22	United States	900,000		978,750
[b]Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	United States	2,500,000		2,696,875
[b]Intelsat Jackson Holding Ltd., senior note, 144A,				
7.25%, 10/15/20	Luxembourg	900,000		904,500
[g]7.50%, 4/01/21	Luxembourg	3,500,000		3,526,250
Intelsat Subsidiary Holding Co. Ltd., senior note,				
8.50%, 1/15/13	Luxembourg	1,486,000		1,497,888
[b]144A, 8.875%, 1/15/15	Luxembourg	2,000,000		2,065,000
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	1,500,000		1,612,500
Qwest Communications International Inc., senior note, B, 7.50%, 2/15/14	United States	1,000,000		1,018,750
SBA Telecommunications Inc., senior note, 8.25%, 8/15/19	United States	2,600,000		2,886,000
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	3,000,000		3,356,250
[b]West Corp., senior note, 144A, 7.875%, 1/15/19	United States	3,000,000		3,063,750
[b,i]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	454,833	EUR	766,371
				37,104,659
Transportation 2.3%				
[b]Air Canada, senior secured note, 144A, 9.25%, 8/01/15	Canada	900,000		942,750
[b]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	1,400,000		1,391,250
[b]Ceva Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	United Kingdom	200,000		221,000
8.375%, 12/01/17	United Kingdom	500,000		513,437
11.50%, 4/01/18	United Kingdom	1,800,000		1,964,250
[b]Hertz Corp., senior note, 144A,				
7.50%, 10/15/18	United States	1,100,000		1,144,000
6.75%, 4/15/19	United States	2,000,000		1,992,500
				8,169,187
Utilities 4.3%				
[b]Calpine Corp., senior secured note, 144A,				
7.875%, 7/31/20	United States	800,000		854,000
7.50%, 2/15/21	United States	1,500,000		1,560,000
7.875%, 1/15/23	United States	1,000,000		1,038,750
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	2,000,000		2,394,546
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	United States	1,000,000		842,500
[b]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	2,000,000		2,160,000
[b]Kinder Morgan Finance Co. LLC, secured senior note, 144A, 6.00%, 1/15/18	United States	1,800,000		1,867,500
NRG Energy Inc., senior note, 7.375%, 2/01/16	United States	2,600,000		2,697,500
[b,i]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 15.00%, 4/01/21	United States	852,000		707,160

[j]Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	1,300,000	767,000
			14,888,956
Total Corporate Bonds (Cost $314,974,034)			330,745,785
[h]**Senior Floating Rate Interests 0.6%**			
Media 0.2%			
Univision Communications Inc., Initial Term Loan, 2.246%, 9/29/14	United States	874,148	852,528
Utilities 0.4%			
[j]Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan, 3.746% - 3.803%, 10/10/14	United States	1,484,925	1,243,253
Total Senior Floating Rate Interests (Cost $1,971,954)			2,095,781
Total Investments before Short Term Investments (Cost $318,581,209)			333,762,046
Short Term Investments (Cost $16,190,937) 4.6%			
Repurchase Agreements 4.6%			
[k]Joint Repurchase Agreement, 0.085%, 4/01/11 (Maturity Value $16,190,975)	United States	16,190,937	16,190,937
Barclays Capital Inc. (Maturity Value $2,695,150)			
BNP Paribas Securities Corp. (Maturity Value $2,127,494)			
Credit Suisse Securities (USA) LLC (Maturity Value $1,701,995)			
Deutsche Bank Securities Inc. (Maturity Value $2,574,689)			
HSBC Securities (USA) Inc. (Maturity Value $2,127,494)			
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,127,494)			
Morgan Stanley & Co. Inc. (Maturity Value $2,127,494)			
UBS Securities LLC (Maturity Value $709,165)			
Collateralized by U.S. Government Agency Securities, 0.00% - 6.27%, 4/11/11 – 1/26/16; [l]U.S. Treasury Bills, 4/07/11 - 4/15/11; and U.S. Treasury Notes, 1.00% - 2.875%, 10/31/11 - 11/30/15 (valued at $16,541,752)			
Total Investments (Cost $334,772,146) 100.2%			349,952,983
Other Assets, less Liabilities (0.2)%			(855,089)
Net Assets 100.0%			$ 349,097,894

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the aggregate value of these securities was $159,978,430, representing 45.83% of net assets.
[c]Perpetual security with no stated maturity date.
[d]Income may be reflected in the redemption value or received in additional securities and/or cash.
[e]Defaulted security or security for which income has been deemed uncollectible.
[f]Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2011, the value of this security was $191, representing less than 0.01% of net assets.
[g]Security purchased on a when-issued basis.
[h]The coupon rate shown represents the rate at period end.
[i]Income may be received in additional securities and/or cash.
[j]At March 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[k]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2011, all repurchase agreements had been entered into on that date.
[l]The security is traded on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2011 (unaudited) *(continued)*

At March 31, 2011, the Fund had the following forward exchange contract outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	464,500	$ 617,441	12/15/11	$ -	$ (36,313)

ABBREVIATIONS

Counterparty

DBAB - Deutsche Bank AG

Currency

EUR - Euro

Selected Portfolio

FRN - Floating Rate Note
PIK - Payment-In-Kind

Franklin Income Securities Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 39.4%			
Consumer Discretionary 1.7%			
[a]Charter Communications Inc., A	United States	1,247,500	$ 63,160,925
[a]Charter Communications Inc., wts., 11/30/14	United States	311,018	3,654,462
Comcast Corp., A	United States	1,035,000	25,585,200
[a,b]Dex One Corp.	United States	2,642,381	12,789,124
The Home Depot Inc.	United States	615,800	22,821,548
[a,c]SuperMedia Inc., Litigation Trust	United States	3,472,135	34,721
Target Corp.	United States	319,200	15,963,192
			144,009,172
Consumer Staples 0.8%			
Diageo PLC	United Kingdom	1,150,000	21,870,459
PepsiCo Inc.	United States	672,500	43,315,725
			65,186,184
Energy 8.1%			
[a]Alpha Natural Resources Inc.	United States	135,000	8,014,950
Baker Hughes Inc.	United States	250,000	18,357,500
BP PLC, ADR	United Kingdom	1,400,000	61,796,000
[a]Callon Petroleum Co.	United States	782,594	6,080,755
Canadian Oil Sands Ltd.	Canada	3,700,000	124,643,225
Chesapeake Energy Corp.	United States	900,000	30,168,000
Chevron Corp.	United States	250,000	26,857,500
ConocoPhillips	United States	1,500,000	119,790,000
Exxon Mobil Corp.	United States	2,282,350	192,014,106
Schlumberger Ltd.	United States	251,000	23,408,260
Spectra Energy Corp.	United States	2,243,200	60,970,176
[a]Weatherford International Ltd.	United States	1,000,000	22,600,000
			694,700,472
Financials 5.0%			
Banco Santander SA	Spain	2,030,769	23,572,465
Bank of America Corp.	United States	5,000,000	66,650,000
Barclays PLC	United Kingdom	2,000,000	8,912,133
[a]CIT Group Inc.	United States	500,000	21,275,000
[a]Citigroup Inc.	United States	5,800,000	25,636,000
HSBC Holdings PLC	United Kingdom	5,000,000	51,430,650
JPMorgan Chase & Co.	United States	1,750,000	80,675,000
M&T Bank Corp.	United States	500,000	44,235,000
QBE Insurance Group Ltd.	Australia	250,000	4,570,566
Wells Fargo & Co.	United States	2,750,000	87,175,000
Westfield Retail Trust	Australia	6,384,600	17,307,265
			431,439,079
Health Care 4.9%			
Johnson & Johnson	United States	1,500,000	88,875,000
Merck & Co. Inc.	United States	4,000,000	132,040,000
Pfizer Inc.	United States	3,288,175	66,782,834
Roche Holding AG	Switzerland	950,000	135,729,065
			423,426,899
Industrials 0.7%			
The Boeing Co.	United States	250,000	18,482,500
General Electric Co.	United States	1,900,000	38,095,000
			56,577,500
Information Technology 1.8%			
Intel Corp.	United States	3,000,000	60,510,000
Maxim Integrated Products Inc.	United States	2,500,000	64,000,000
Xerox Corp.	United States	850,000	9,052,500
Xilinx Inc.	United States	600,000	19,680,000
			153,242,500
Materials 1.7%			
Barrick Gold Corp.	Canada	1,100,000	57,101,000
Freeport-McMoRan Copper & Gold Inc., B	United States	237,286	13,181,237

Newmont Mining Corp.	United States	1,015,000	55,398,700
Nucor Corp.	United States	400,000	18,408,000
			144,088,937
Telecommunication Services 3.0%			
AT&T Inc.	United States	2,600,000	79,560,000
CenturyLink Inc.	United States	500,000	20,775,000
Frontier Communications Corp.	United States	988,047	8,121,746
Telstra Corp. Ltd.	Australia	10,000,000	29,177,130
Verizon Communications Inc.	United States	1,200,000	46,248,000
Vodafone Group PLC	United Kingdom	27,500,000	77,874,883
			261,756,759
Utilities 11.7%			
AGL Resources Inc.	United States	550,000	21,912,000
American Electric Power Co. Inc.	United States	1,523,800	53,546,332
CenterPoint Energy Inc.	United States	850,000	14,926,000
Consolidated Edison Inc.	United States	750,000	38,040,000
Dominion Resources Inc.	United States	1,600,000	71,520,000
DTE Energy Co.	United States	240,000	11,750,400
Duke Energy Corp.	United States	5,000,000	90,750,000
[a]Dynegy Inc.	United States	879,200	5,002,648
Entergy Corp.	United States	800,000	53,768,000
FirstEnergy Corp.	United States	750,000	27,817,500
NextEra Energy Inc.	United States	1,075,000	59,254,000
NiSource Inc.	United States	600,000	11,508,000
PG&E Corp.	United States	2,000,000	88,360,000
Pinnacle West Capital Corp.	United States	300,000	12,837,000
PPL Corp.	United States	669,500	16,938,350
Progress Energy Inc.	United States	1,400,000	64,596,000
Public Service Enterprise Group Inc.	United States	2,500,000	78,775,000
Sempra Energy	United States	1,100,000	58,850,000
The Southern Co.	United States	3,000,000	114,330,000
TECO Energy Inc.	United States	2,500,000	46,900,000
Xcel Energy Inc.	United States	2,670,464	63,797,385
			1,005,178,615
Total Common Stocks and Other Equity Interests (Cost $2,955,057,299)			3,379,606,117
Equity-Linked Securities 0.9%			
Consumer Discretionary 0.1%			
Credit Suisse into Lowe's Cos. Inc., 7.00%	United States	400,000	9,572,000
Energy 0.1%			
Credit Suisse into Schlumberger Ltd., 8.00%	United States	100,000	7,340,000
Financials 0.2%			
[d]JPMorgan Chase & Co. into Bank of America, 9.00%, 144A	United States	1,100,000	14,960,000
Industrials 0.1%			
Citgroup into General Electric Co., 8.00%	United States	358,000	7,021,132
Information Technology 0.4%			
[d]The Goldman Sachs Group Inc. into Xerox Corp., 8.00%, 144A	United States	1,260,000	14,040,684
[d]The Goldman Sachs Group Inc. into Research In Motion Ltd., 8.00%, 144A	United States	200,000	11,200,400
[d]Morgan Stanley into Apple Inc., 7.50%, 144A	United States	40,000	14,065,080
			39,306,164
Total Equity-Linked Securities (Cost $78,932,600)			78,199,296
Convertible Preferred Stocks 3.7%			
Consumer Discretionary 0.3%			
General Motors Co., 4.75%, cvt. pfd., B	United States	303,900	14,647,980
[a]Motors Liquidation Co., 6.25%, cvt. pfd., C	United States	1,400,000	9,660,000
			24,307,980
Energy 0.9%			
[d]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	30,000	40,929,600
[a,d]Sandridge Energy Inc., 7.00%, cvt. pfd., 144A	United States	200,000	37,567,600
			78,497,200

Financials 2.2%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	86,000	86,945,140
[a]Fannie Mae, 5.375%, cvt. pfd.	United States	600	3,600,000
[a]Fannie Mae, 8.75%, cvt. pfd.	United States	1,060,400	1,019,840
Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	400,000	10,828,000
Metlife Inc., 5.00%, cvt. pfd.	United States	350,000	29,697,500
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	61,000	63,147,200
			195,237,680
Health Care 0.2%			
Tenet Healthcare Corp., 7.00%, cvt. pfd.	United States	13,500	15,896,250
Materials 0.1%			
Anglogold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	150,000	8,076,000
Total Convertible Preferred Stocks (Cost $381,732,413)			322,015,110
Preferred Stocks 0.5%			
Financials 0.5%			
[a]Fannie Mae, 6.75%, pfd.	United States	500,000	750,000
[a]Fannie Mae, 7.625%, pfd., R	United States	800,000	1,216,000
[a]Fannie Mae, 8.25%, pfd.	United States	851,500	1,447,550
[a]Freddie Mac, 8.375%, pfd., Z	United States	1,549,200	2,633,640
[d]GMAC Inc., 7.00%, pfd., 144A	United States	36,265	33,746,849
Total Preferred Stocks (Cost $105,391,575)			39,794,039
		Principal Amount	
Convertible Bonds 1.0%			
Financials 0.8%			
CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34	United States	15,000,000	15,112,500
[e]iStar Financial Inc., cvt., senior note, FRN, 0.803%, 10/01/12	United States	57,500,000	52,468,750
			67,581,250
Information Technology 0.0%†			
Advanced Micro Devices Inc., cvt., senior note, 6.00%, 5/01/15	United States	2,383,000	2,469,384
Materials 0.2%			
[d]Cemex SAB de CV, cvt.,			
144A, 3.75%, 3/15/18	Mexico	5,420,000	5,657,125
sub. note, 144A, 3.25%, 3/15/16	Mexico	9,100,000	9,384,375
			15,041,500
Total Convertible Bonds (Cost $79,595,387)			85,092,134
Corporate Bonds 44.7%			
Consumer Discretionary 6.3%			
Cablevision Systems Corp., senior note,			
8.625%, 9/15/17	United States	5,000,000	5,587,500
7.75%, 4/15/18	United States	35,000,000	37,975,000
8.00%, 4/15/20	United States	35,000,000	38,325,000
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	42,829,272	51,502,200
CCO Holdings LLC, senior note, 8.125%, 4/30/20	United States	22,200,000	24,253,500
[d]Cequel Communications Holdings I LLC, senior note, 144A, 8.625%, 11/15/17	United States	10,000,000	10,475,000
[d]CityCenter Holdings/Finance, senior secured note, 144A,			
7.625%, 1/15/16	United States	4,100,000	4,253,750
[f]PIK, 11.50%, 1/15/17	United States	6,400,000	6,496,890
CKE Restaurants Inc., senior secured note, 11.375%, 7/15/18	United States	6,000,000	6,645,000
[d]Clear Channel Communications Inc., senior note, 144A, 9.00%, 3/01/21	United States	24,100,000	24,160,250
Clear Channel Worldwide Holdings Inc., senior note, B, 9.25%, 12/15/17	United States	17,000,000	18,721,250
[d]ClubCorp Club Operations Inc., senior note, 144A, 10.00%, 12/01/18	United States	15,000,000	15,150,000
[b,f]Dex One Corp., senior sub. note, PIK, 12.00%, 1/29/17	United States	34,787,491	22,263,994
EchoStar DBS Corp., senior note, 7.125%, 2/01/16	United States	12,000,000	12,870,000
Ford Motor Credit Co. LLC,			
8.00%, 6/01/14	United States	25,000,000	27,800,575
senior note, 7.00%, 4/15/15	United States	25,000,000	27,046,375
senior note, 12.00%, 5/15/15	United States	12,900,000	16,228,381
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	9,700,000	10,427,500
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	10,000,000	11,412,500
Host Hotels & Resorts LP, senior note, T, 9.00%, 5/15/17	United States	12,900,000	14,609,250

KB Home, senior note,				
5.75%, 2/01/14	United States	6,500,000		6,597,500
6.25%, 6/15/15	United States	15,000,000		14,925,000
7.25%, 6/15/18	United States	10,600,000		10,441,000
MGM Resorts International, senior note,				
6.75%, 4/01/13	United States	10,000,000		10,125,000
[d]144A, 10.00%, 11/01/16	United States	20,000,000		21,100,000
[d]Unitymedia Hessen/NRW, senior secured note, 144A, 8.125%,				
12/01/17	Germany	5,500,000	EUR	8,203,273
12/01/17	Germany	6,300,000		6,662,250
[d]UPC Germany GmbH, senior secured note, 144A, 9.625%, 12/01/19	Germany	3,000,000	EUR	4,656,417
[d]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Cayman Islands	20,000,000		19,700,000
Virgin Media Secured Finance, senior secured note, 7.00%, 1/15/18	United Kingdom	10,000,000	GBP	17,144,213
Visant Corp., senior note, 10.00%, 10/01/17	United States	32,800,000		35,588,000
				541,346,568
Consumer Staples 0.3%				
JBS USA LLC, senior note, 11.625%, 5/01/14	United States	11,000,000		12,815,000
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	16,000,000		16,080,000
				28,895,000
Energy 7.7%				
Antero Resources Finance, senior note, 9.375%, 12/01/17	United States	14,600,000		15,987,000
ATP Oil & Gas Corp., senior secured note, 11.875%, 5/01/15	United States	15,000,000		15,825,000
Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	United States	7,765,750		8,600,568
[d]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	25,000,000		25,875,000
Chesapeake Energy Corp., senior note,				
9.50%, 2/15/15	United States	10,000,000		12,450,000
6.50%, 8/15/17	United States	34,000,000		36,932,500
6.875%, 8/15/18	United States	16,200,000		17,698,500
7.25%, 12/15/18	United States	33,000,000		37,042,500
CONSOL Energy Inc., senior note, 8.25%, 4/01/20	United States	6,800,000		7,573,500
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	22,000,000		24,746,788
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	10,400,000		11,362,000
[d]Energy XXI Gulf Coast Inc., senior note, 144A, 9.25%, 12/15/17	United States	15,000,000		16,087,500
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	10,500,000		10,710,000
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	25,000,000		24,875,000
Holly Corp., senior note, 9.875%, 6/15/17	United States	10,000,000		11,350,000
[d]Linn Energy Corp., senior note, 144A, 8.625%, 4/15/20	United States	20,000,000		22,300,000
Petrohawk Energy Corp., senior note,				
10.50%, 8/01/14	United States	20,200,000		23,305,750
7.875%, 6/01/15	United States	26,000,000		27,690,000
[d]Petroplus Finance Ltd., senior note, 144A,				
6.75%, 5/01/14	Switzerland	14,365,000		14,149,525
7.00%, 5/01/17	Switzerland	30,000,000		28,650,000
Pioneer Natural Resources Co., senior bond, 6.875%, 5/01/18	United States	12,965,000		14,125,134
Plains Exploration & Production Co., senior note, 7.75%, 6/15/15	United States	15,000,000		15,731,250
Quicksilver Resources Inc., senior note, 9.125%, 8/15/19	United States	20,000,000		21,875,000
Sabine Pass LNG LP, senior secured note,				
7.25%, 11/30/13	United States	10,000,000		10,275,000
7.50%, 11/30/16	United States	35,000,000		36,137,500
SandRidge Energy Inc., senior note,				
8.75%, 1/15/20	United States	23,500,000		25,732,500
[d]144A, 9.875%, 5/15/16	United States	20,000,000		22,300,000
[d]144A, 8.00%, 6/01/18	United States	21,000,000		22,102,500
[d]144A, 7.50%, 3/15/21	United States	13,300,000		13,815,375
SESI LLC, senior note, 6.875%, 6/01/14	United States	18,500,000		18,835,313
Tesoro Corp., senior note, 9.75%, 6/01/19	United States	10,400,000		11,856,000
[d]W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14	United States	40,000,000		41,600,000
[d]Western Refining Inc.,				
[e]senior note, 144A, FRN, 10.75%, 6/15/14	United States	5,000,000		5,425,000
senior secured note, 144A, 11.25%, 6/15/17	United States	5,000,000		5,675,000
				658,696,703
Financials 8.3%				
[g]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter,				
Perpetual	United States	5,000,000		5,383,100

CIT Group Inc.,			
[d]secured note, 144A, 6.625%, 4/01/18	United States	6,600,000	6,694,644
senior secured sub. bond, 7.00%, 5/01/14	United States	35,000,000	35,743,750
senior secured sub. bond, 7.00%, 5/01/15	United States	72,500,000	73,315,625
senior secured sub. bond, 7.00%, 5/01/16	United States	150,000,000	150,562,500
senior secured sub. bond, 7.00%, 5/01/17	United States	110,000,000	110,412,500
FelCor Lodging LP, senior secured note, 10.00%, 10/01/14	United States	12,900,000	14,802,750
GMAC Inc., senior note, 8.00%, 3/15/20	United States	20,000,000	21,825,000
Hexion U.S. Finance Corp., senior secured note, 8.875%, 2/01/18	United States	8,000,000	8,500,000
International Lease Finance Corp.,			
senior note, 8.875%, 9/01/17	United States	20,000,000	22,650,000
[d]senior note, 144A, 8.875%, 9/15/15	United States	7,000,000	7,717,500
[d]senior note, 144A, 8.75%, 3/15/17	United States	20,000,000	22,550,000
[d]senior secured note, 144A, 7.125%, 9/01/18	United States	7,700,000	8,312,150
[g]JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/18, FRN thereafter, Perpetual	United States	110,000,000	120,769,330
[d,e]Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%, 6/15/88	United States	25,000,000	32,750,000
[g]Wells Fargo Capital XIII, pfd., 7.70% to 3/26/13, FRN thereafter, Perpetual	United States	5,600,000	5,796,000
[g]Wells Fargo Capital XV, pfd., 9.75% to 9/26/13, FRN thereafter, Perpetual	United States	55,000,000	60,637,500
			708,422,349
Health Care 4.5%			
Community Health Systems Inc., senior sub. note, 8.875%, 7/15/15	United States	55,000,000	58,162,500
[d]Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	Spain	4,900,000	5,053,125
[d]HCA Holdings Inc., senior note, 144A, 7.75%, 5/15/21	United States	10,000,000	10,475,000
HCA Inc.,			
6.75%, 7/15/13	United States	1,300,000	1,373,125
senior note, 6.375%, 1/15/15	United States	5,000,000	5,125,000
senior note, 6.50%, 2/15/16	United States	20,000,000	20,450,000
senior secured note, 9.25%, 11/15/16	United States	20,000,000	21,625,000
senior secured note, 8.50%, 4/15/19	United States	20,000,000	22,300,000
senior secured note, 7.875%, 2/15/20	United States	30,000,000	32,775,000
[d]Mylan Inc., senior note, 144A, 6.00%, 11/15/18	United States	10,000,000	10,050,000
[d,f]Quintiles Transnational Corp., senior note, 144A, PIK, 9.50%, 12/30/14	United States	30,000,000	30,750,000
Tenet Healthcare Corp.,			
senior note, 8.00%, 8/01/20	United States	24,600,000	25,768,500
[e]senior note, FRN, 9.25%, 2/01/15	United States	13,500,000	14,934,375
senior secured note, 9.00%, 5/01/15	United States	40,000,000	44,200,000
senior secured note, 10.00%, 5/01/18	United States	41,250,000	48,520,313
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	23,100,000	23,764,125
[d]Vanguard Health Holding LLC/Inc., senior note, 144A, 7.75%, 2/01/19	United States	4,000,000	4,070,000
[d]Vanguard Health Systems Inc., senior note, 144A, zero cpn., 2/01/16	United States	10,300,000	6,592,000
			385,988,063
Industrials 3.4%			
[d]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	11,900,000	12,048,750
[d]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	25,000,000	24,843,750
[d]Case New Holland Inc., senior note, 144A, 7.875%, 12/01/17	United States	5,000,000	5,581,250
CDW LLC/CDW Finance Corp.,			
senior note, 11.00%, 10/12/15	United States	5,000,000	5,450,000
senior sub. note, 12.535%, 10/12/17	United States	5,000,000	5,387,500
[d]Ceva Group PLC, senior secured note, 144A,			
8.375%, 12/01/17	United Kingdom	6,800,000	6,982,750
11.50%, 4/01/18	United Kingdom	30,300,000	33,064,875
[d]Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	United States	10,860,000	11,593,050
[h]Diversey Holdings Inc., senior note, PIK, 10.50%, 5/15/20	United States	16,400,000	19,126,500
Diversey Inc., senior note, 8.25%, 11/15/19	United States	10,000,000	10,775,000
Hertz Corp., senior note,			
8.875%, 1/01/14	United States	27,565,000	28,391,950
[d]144A, 6.75%, 4/15/19	United States	4,500,000	4,483,125
[d]Interactive Data Corp., senior note, 144A, 10.25%, 8/01/18	United States	5,000,000	5,637,500
The Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	10,000,000	11,100,000
Nortek Inc., senior secured note, 11.00%, 12/01/13	United States	4,821,333	5,122,666
[d]Pinafore LLC/Inc., senior secured note, 144A, 9.00%, 10/01/18	United States	3,600,000	3,924,000
RBS Global & Rexnord Corp.,			
senior note, 8.50%, 5/01/18	United States	26,900,000	29,186,500

senior sub. note, 11.75%, 8/01/16	United States	13,500,000		14,546,250
Terex Corp., senior sub. note, 8.00%, 11/15/17	United States	45,000,000		47,643,750
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	9,800,000		10,290,000
				295,179,166
Information Technology 5.9%				
Advanced Micro Devices Inc., senior note, 8.125%, 12/15/17	United States	5,000,000		5,225,000
[d,i]CDW Escrow Corp., senior note, 144A, 8.50%, 4/01/19	United States	10,000,000		10,037,500
Ceridian Corp., senior note, 11.25%, 11/15/15	United States	20,000,000		20,900,000
[d]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	4,000,000		4,200,000
First Data Corp.,				
[d]senior bond, 144A, 12.625%, 1/15/21	United States	66,298,000		72,264,820
senior note, 9.875%, 9/24/15	United States	4,758,000		4,900,740
[d]senior secured bond, 144A, 8.25%, 1/15/21	United States	40,000,000		40,100,000
[d,f]senior secured note, 144A, PIK, 10.00%, 1/15/22	United States	33,188,000		32,256,147
senior sub. note, 11.25%, 3/31/16	United States	45,000,000		45,056,250
Freescale Semiconductor Inc.,				
senior note, 10.125%, 12/15/16	United States	20,000,000		21,350,000
[d]senior note, 144A, 10.75%, 8/01/20	United States	96,750,000		109,085,625
[d]senior secured note, 144A, 10.125%, 3/15/18	United States	5,000,000		5,625,000
[d]senior secured note, 144A, 9.25%, 4/15/18	United States	51,700,000		56,870,000
[d]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	8,600,000		9,739,500
Sanmina-SCI Corp., senior sub. note,				
6.75%, 3/01/13	United States	20,000,000		20,000,000
8.125%, 3/01/16	United States	18,100,000		18,824,000
SunGard Data Systems Inc.,				
senior note, 10.625%, 5/15/15	United States	7,500,000		8,259,375
[d]senior note, 144A, 7.625%, 11/15/20	United States	10,000,000		10,325,000
senior sub. note, 10.25%, 8/15/15	United States	14,500,000		15,261,250
				510,280,207
Materials 1.4%				
[d]Berry Plastics Corp., senior secured note, 144A, 9.75%, 1/15/21	United States	5,000,000		4,975,000
[d]FMG Resources August 2006 Pty. Ltd., senior note, 144A,				
7.00%, 11/01/15	Australia	14,000,000		14,525,000
6.875%, 2/01/18	Australia	11,900,000		12,465,250
Huntsman International LLC, senior note, 5.50%, 6/30/16	United States	1,750,000		1,728,125
[d]Ineos Group Holdings PLC,				
senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	5,000,000		5,068,750
senior sub. note, 144A, 7.875%, 2/15/16	United Kingdom	30,000,000	EUR	41,787,012
[d]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	9,400,000	EUR	14,518,003
NewPage Corp., senior secured note,				
10.00%, 5/01/12	United States	10,800,000		7,209,000
11.375%, 12/31/14	United States	6,000,000		6,037,500
[d]Reynolds Group Holdings Ltd.,				
senior note, 144A, 8.25%, 2/15/21	New Zealand	5,200,000		5,164,250
senior secured note, 144A, 6.875%, 2/15/21	New Zealand	10,000,000		10,062,500
				123,540,390
Telecommunication Services 1.5%				
[d]Clearwire Corp., senior secured note, 144A, 12.00%, 12/01/15	United States	28,100,000		30,488,500
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	40,000,000		40,400,000
Frontier Communications Corp., senior note,				
8.25%, 4/15/17	United States	11,600,000		12,586,000
8.50%, 4/15/20	United States	12,900,000		14,044,875
[d,i]Intelsat Jackson Holding Ltd., senior note, 144A, 7.50%, 4/01/21	Luxembourg	20,000,000		20,150,000
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	7,700,000		8,614,375
				126,283,750
Utilities 5.4%				
[d]Calpine Construction Finance, senior secured note, 144A, 8.00%, 6/01/16	United States	17,500,000		19,162,500
[d]Calpine Corp., senior secured note, 144A,				
7.25%, 10/15/17	United States	5,000,000		5,225,000
7.875%, 7/31/20	United States	10,700,000		11,422,250
7.50%, 2/15/21	United States	15,000,000		15,600,000
7.875%, 1/15/23	United States	15,000,000		15,581,250

Dynegy Holdings Inc., senior note,			
7.50%, 6/01/15	United States	20,000,000	16,900,000
7.50%, 6/01/15	United States	15,000,000	12,375,000
8.375%, 5/01/16	United States	80,699,000	67,988,907
7.75%, 6/01/19	United States	7,000,000	5,468,750
[i]Energy Future Holdings Corp., senior note, R, 6.55%, 11/15/34	United States	55,000,000	25,575,000
GenOn Energy Inc., senior note,			
7.625%, 6/15/14	United States	19,500,000	20,280,000
7.875%, 6/15/17	United States	25,000,000	24,937,500
[d]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	7,500,000	8,100,000
Niska Gas Storage U.S./Canada, senior note, 8.875%, 3/15/18	United States	15,000,000	16,387,500
Public Service Co. of New Mexico, senior note, 7.95%, 5/15/18	United States	11,400,000	12,814,159
[d,i]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 15.00%, 4/01/21	United States	120,125,000	99,703,750
[i]Texas Competitive Electric Holdings Co. LLC, senior note,			
A, 10.25%, 11/01/15	United States	114,690,000	67,667,100
B, 10.25%, 11/01/15	United States	14,000,000	8,225,000
[f]PIK, 11.25%, 11/01/16	United States	13,000,014	7,264,486
			460,678,152
Total Corporate Bonds (Cost $3,564,272,776)			3,839,310,348
[e]**Senior Floating Rate Interests 5.6%**			
Consumer Discretionary 0.9%			
Clear Channel Communications Inc., Term Loan B, 3.896%, 1/29/16	United States	72,254,969	63,694,562
ClubCorp Club Operations Inc., Term Loan B, 6.00%, 11/30/16	United States	9,950,000	10,043,281
[b]Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	United States	4,522,126	4,036,938
SuperMedia Inc., Exit Term Loan, 11.00%, 12/31/15	United States	2,780,008	1,851,794
			79,626,575
Financials 0.7%			
iStar Financial Inc., Tranche A2 Term Loan, 7.00%, 6/30/14	United States	60,000,000	59,903,580
Industrials 0.9%			
Allison Transmission Inc., Term Loan B, 3.01%, 8/07/14	United States	27,762,450	27,509,313
Altegrity Inc.,			
Term Loan B, 3.059%, 2/21/15	United States	17,323,887	17,215,612
Tranche D Term Loan, 7.75%, 1/01/00	United States	14,887,500	15,054,985
Ceva Group PLC,			
Dollar Tranche B L/C, 5.307%, 8/31/16	United Kingdom	2,105,263	2,073,684
EGL Tranche B Term Loans, 5.246%, 8/31/16	United Kingdom	12,291,882	12,168,963
			74,022,557
Information Technology 1.2%			
First Data Corp.,			
Term Loan B-1, 3.002%, 9/24/14	United States	14,543,487	13,957,210
Term Loan B-2, 3.002%, 9/24/14	United States	68,867,428	66,091,244
Term Loan B-3, 3.002%, 9/24/14	United States	26,448,252	25,366,439
Freescale Semiconductor Inc., Extended Term Loan, 4.511%, 12/01/16	United States	2,598,819	2,588,049
			108,002,942
Utilities 1.9%			
[i]Texas Competitive Electric Holdings Co. LLC,			
Delayed Draw Term Loan, 3.746% - 3.803%, 10/10/14	United States	44,423,933	37,193,938
Term Loan B-1, 3.746% - 3.803%, 10/10/14	United States	24,871,134	20,993,898
[i]Term Loan B-2, 3.746% - 3.803%, 10/10/14	United States	66,313,210	55,975,445
[i]Term Loan B-3, 3.746% - 3.803%, 10/10/14	United States	55,955,334	47,154,008
			161,317,289
Total Senior Floating Rate Interests (Cost $482,218,751)			482,872,943
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $34,252,846) 0.4%			
Financials 0.4%			
[d,e]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.005%, 11/15/15	United States	39,371,087	37,286,494
Municipal Bonds 0.7%			
California State GO,			
7.95%, 3/01/36	United States	25,000,000	26,739,750
5.25%, 11/01/40	United States	2,815,000	2,593,431

Build America Bonds, 7.60%, 11/01/40	United States	13,920,000	15,235,022
Various Purpose, 6.00%, 11/01/39	United States	830,000	846,658
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	1,510,000	1,267,962
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	1,460,000	1,313,387
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.50%, 8/01/42	United States	3,800,000	3,482,776
San Joaquin County Transportation Authority Sales Tax Revenue, Refunding, 5.50%, 3/01/41	United States	7,820,000	7,629,114
Total Municipal Bonds (Cost $55,821,951)			59,108,100
Total Investments before Short Term Investments (Cost $7,737,275,598)			8,323,284,581
Short Term Investments (Cost $213,519,880) 2.5%			
Repurchase Agreements 2.5%			
[k]Joint Repurchase Agreement, 0.085%, 4/01/11 (Maturity Value $213,520,386)	United States	213,519,880	213,519,880
Barclays Capital Inc. (Maturity Value $35,542,602)			
BNP Paribas Securities Corp. (Maturity Value $28,056,579)			
Credit Suisse Securities (USA) LLC (Maturity Value $22,445,263)			
Deutsche Bank Securities Inc. (Maturity Value $33,954,012)			
HSBC Securities (USA) Inc. (Maturity Value $28,056,579)			
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $28,056,579)			
Morgan Stanley & Co. Inc. (Maturity Value $28,056,579)			
UBS Securities LLC (Maturity Value $9,352,193)			
Collateralized by U.S. Government Agency Securities, 0.00% - 6.27%, 4/11/11 - 1/26/16; [l]U.S. Treasury Bills, 4/07/11 - 4/15/11; and U.S. Treasury Notes, 1.00% - 2.875%, 10/31/11 - 11/30/15 (valued at $218,146,302)			
Total Investments (Cost $7,950,795,478) 99.4%			8,536,804,461
Other Assets, less Liabilities 0.6%			47,894,129
Net Assets 100.0%			$ 8,584,698,590

[†]Rounds to less than 0.1% of net assets.
[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.
[c]Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2011, the value of this security was $34,721, representing less than 0.01% of net assets.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the aggregate value of these securities was $1,520,227,013, representing 17.71% of net assets.
[e]The coupon rate shown represents the rate at period end.
[f]Income may be received in additional securities and/or cash.
[g]Perpetual security with no stated maturity date.
[h]Income may be reflected in the redemption value or received in additional securities and/or cash.
[i]A portion or all of the security purchased on a when-issued or delayed delivery basis.
[j]At March 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[k]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2011, all repurchase agreements had been entered into on that date.
[l]The security is traded on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2011 (unaudited) *(continued)*

ABBREVIATIONS

Currency

EUR - Euro
GBP - British Pound

Selected Portfolio

ADR - American Depository Receipt
AGMC - Assured Guaranty Municipal Corp.
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
L/C - Letter of Credit
MTN - Medium Term Note
NATL - National Public Financial Guarantee Corp.
PIK - Payment-In-Kind

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks 97.4%			
Consumer Discretionary 8.0%			
Best Buy Co. Inc.	United States	70,903	$ 2,036,334
ªDIRECTV, A	United States	27,600	1,291,680
ªGeneral Motors Co.	United States	24,300	754,029
Guess? Inc.	United States	55,300	2,176,055
Kohl's Corp.	United States	138,800	7,361,952
Marriott International Inc., A	United States	83,300	2,963,814
NIKE Inc., B	United States	41,200	3,118,840
Target Corp.	United States	117,100	5,856,171
ªUrban Outfitters Inc.	United States	118,400	3,531,872
The Walt Disney Co.	United States	95,500	4,115,095
			33,205,842
Consumer Staples 8.0%			
Avon Products Inc.	United States	68,900	1,863,056
Costco Wholesale Corp.	United States	63,600	4,663,152
CVS Caremark Corp.	United States	121,300	4,163,016
PepsiCo Inc.	United States	88,500	5,700,285
Philip Morris International Inc.	United States	71,000	4,659,730
The Procter & Gamble Co.	United States	66,945	4,123,812
Wal-Mart Stores Inc.	United States	74,200	3,862,110
Walgreen Co.	United States	103,254	4,144,616
			33,179,777
Energy 13.7%			
Chesapeake Energy Corp.	United States	31,600	1,059,232
Chevron Corp.	United States	59,900	6,435,057
ConocoPhillips	United States	75,300	6,013,458
Devon Energy Corp.	United States	91,500	8,396,955
Exxon Mobil Corp.	United States	210,400	17,700,952
Halliburton Co.	United States	40,800	2,033,472
Marathon Oil Corp.	United States	48,500	2,585,535
ªPetrohawk Energy Corp.	United States	231,500	5,681,010
Schlumberger Ltd.	United States	73,570	6,861,138
			56,766,809
Financials 13.9%			
ACE Ltd.	United States	32,800	2,122,160
Aflac Inc.	United States	56,900	3,003,182
The Allstate Corp.	United States	68,309	2,170,860
Bank of America Corp.	United States	151,400	2,018,162
ªBerkshire Hathaway Inc., B	United States	21,700	1,814,771
BlackRock Inc.	United States	16,400	3,296,564
ªCitigroup Inc.	United States	617,000	2,727,140
Invesco Ltd.	United States	81,300	2,078,028
JPMorgan Chase & Co.	United States	222,840	10,272,924
Northern Trust Corp.	United States	119,400	6,059,550
State Street Corp.	United States	78,141	3,511,656
T. Rowe Price Group Inc.	United States	32,900	2,185,218
U.S. Bancorp	United States	274,527	7,255,749
Wells Fargo & Co.	United States	283,600	8,990,120
			57,506,084
Health Care 15.9%			
Abbott Laboratories	United States	119,890	5,880,604
Aetna Inc.	United States	166,900	6,247,067
ªAgilent Technologies Inc.	United States	90,500	4,052,590
ªCelgene Corp.	United States	117,900	6,782,787
ªExpress Scripts Inc.	United States	82,800	4,604,508
ªGilead Sciences Inc.	United States	137,200	5,822,768
Johnson & Johnson	United States	97,000	5,747,250
Medtronic Inc.	United States	138,400	5,446,040
Merck & Co. Inc.	United States	230,175	7,598,077
Roche Holding AG, ADR	Switzerland	169,700	6,100,715
Teva Pharmaceutical Industries Ltd., ADR	Israel	109,200	5,478,564

aThoratec Corp.	United States	83,800	2,172,934
			65,933,904
Industrials 9.9%			
The Boeing Co.	United States	34,900	2,580,157
Caterpillar Inc.	United States	29,600	3,295,960
Emerson Electric Co.	United States	35,200	2,056,736
Expeditors International of Washington Inc.	United States	105,590	5,294,283
FedEx Corp.	United States	70,600	6,604,630
General Dynamics Corp.	United States	62,900	4,815,624
General Electric Co.	United States	352,200	7,061,610
Precision Castparts Corp.	United States	15,300	2,251,854
Union Pacific Corp.	United States	29,200	2,871,236
United Technologies Corp.	United States	52,000	4,401,800
			41,233,890
Information Technology 22.3%			
aApple Inc.	United States	27,100	9,442,995
Cisco Systems Inc.	United States	336,700	5,774,405
aCree Inc.	United States	47,300	2,183,368
aEMC Corp.	United States	241,500	6,411,825
aFirst Solar Inc.	United States	10,530	1,693,645
FLIR Systems Inc.	United States	110,000	3,807,100
aGoogle Inc., A	United States	13,200	7,737,972
Hewlett-Packard Co.	United States	161,600	6,620,752
Intel Corp.	United States	344,300	6,944,531
International Business Machines Corp.	United States	40,900	6,669,563
MasterCard Inc., A	United States	20,630	5,192,984
Microsoft Corp.	United States	221,400	5,614,704
aNetApp Inc.	United States	78,700	3,791,766
Oracle Corp.	United States	106,500	3,553,905
aPMC-Sierra Inc.	United States	243,360	1,825,200
QUALCOMM Inc.	United States	81,200	4,452,196
aResearch In Motion Ltd.	Canada	52,800	2,986,896
aSilicon Laboratories Inc.	United States	35,900	1,551,239
Visa Inc., A	United States	48,600	3,577,932
Xerox Corp.	United States	157,500	1,677,375
Xilinx Inc.	United States	29,200	957,760
			92,468,113
Materials 1.7%			
Celanese Corp., A	United States	110,700	4,911,759
aRandgold Resources Ltd., ADR	United Kingdom	26,000	2,120,040
			7,031,799
Telecommunication Services 2.4%			
AT&T Inc.	United States	168,500	5,156,100
Vodafone Group PLC, ADR	United Kingdom	172,700	4,965,125
			10,121,225
Utilities 1.6%			
Exelon Corp.	United States	28,880	1,191,011
Sempra Energy	United States	56,900	3,044,150
The Southern Co.	United States	65,500	2,496,205
			6,731,366
Total Common Stocks (Cost $290,291,427)			404,178,809

Short Term Investments (Cost $12,731,114) 3.0%

	Country		Principal Amount	Value
Repurchase Agreements 3.0%				
[b]Joint Repurchase Agreement, 0.085%, 4/01/11 (Maturity Value $12,731,145)	United States	$	12,731,114	12,731,114
Barclays Capital Inc. (Maturity Value $2,119,228)				
BNP Paribas Securities Corp. (Maturity Value $1,672,872)				
Credit Suisse Securities (USA) LLC (Maturity Value $1,338,298)				
Deutsche Bank Securities Inc. (Maturity Value $2,024,507)				
HSBC Securities (USA) Inc. (Maturity Value $1,672,872)				
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,672,872)				
Morgan Stanley & Co. Inc. (Maturity Value $1,672,872)				
UBS Securities LLC (Maturity Value $557,624)				
Collateralized by U.S. Government Agency Securities, 0.00% - 6.27%, 4/11/11 - 1/26/16; [c]U.S. Treasury Bills, 4/07/11 - 4/15/11; and U.S. Treasury Notes, 1.00% - 2.875%, 10/31/11 - 11/30/15 (valued at $13,006,965)				
Total Investments (Cost $303,022,541) 100.4%				416,909,923
Other Assets, less Liabilities (0.4)%				(1,834,247)
Net Assets 100.0%				$ 415,075,676

[a]Non-income producing.

[b]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2011, all repurchase agreements had been entered into on that date.

[c]The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

ADR - American Depository Receipt

Franklin Large Cap Value Securities Fund	Shares	Value
Common Stocks 95.9%		
Banks 1.0%		
U.S. Bancorp	17,400	$ 459,882
Capital Goods 15.4%		
3M Co.	8,800	822,800
Dover Corp.	13,900	913,786
Eaton Corp.	18,000	997,920
General Dynamics Corp.	7,100	543,576
General Electric Co.	51,500	1,032,575
Illinois Tool Works Inc.	10,000	537,200
Masco Corp.	29,100	405,072
Parker Hannifin Corp.	7,000	662,760
United Technologies Corp.	10,000	846,500
		6,762,189
Consumer Durables & Apparel 2.2%		
Fortune Brands Inc.	4,600	284,694
NIKE Inc., B	9,100	688,870
		973,564
Consumer Services 1.5%		
McDonald's Corp.	8,800	669,592
Diversified Financials 5.3%		
Bank of America Corp.	31,400	418,562
The Bank of New York Mellon Corp.	14,600	436,102
ªCitigroup Inc.	13,500	59,670
Morgan Stanley	5,500	150,260
Northern Trust Corp.	3,800	192,850
State Street Corp.	23,500	1,056,090
		2,313,534
Energy 15.2%		
Apache Corp.	5,900	772,428
Chesapeake Energy Corp.	9,300	311,736
Chevron Corp.	2,000	214,860
ConocoPhillips	10,000	798,600
Devon Energy Corp.	7,600	697,452
Ensco PLC, ADR	12,500	723,000
Exxon Mobil Corp.	11,300	950,669
Noble Corp.	11,000	501,820
Occidental Petroleum Corp.	8,900	929,961
Peabody Energy Corp.	10,600	762,776
		6,663,302
Food & Staples Retailing 1.6%		
Wal-Mart Stores Inc.	13,700	713,085
Food, Beverage & Tobacco 1.1%		
Archer-Daniels-Midland Co.	13,000	468,130
Health Care Equipment & Services 3.4%		
Becton, Dickinson and Co.	11,500	915,630
Covidien PLC	4,600	238,924
Medtronic Inc.	8,500	334,475
		1,489,029
Household & Personal Products 3.5%		
Kimberly-Clark Corp.	10,500	685,335
The Procter & Gamble Co.	13,500	831,600
		1,516,935
Insurance 8.5%		
Aflac Inc.	13,000	686,140
The Allstate Corp.	25,000	794,500
ªBerkshire Hathaway Inc., A	3	375,900
Chubb Corp.	17,000	1,042,270

MetLife Inc.	18,300	818,559
		3,717,369
Materials 11.3%		
Air Products and Chemicals Inc.	3,000	270,540
Alcoa Inc.	68,900	1,216,085
The Dow Chemical Co.	25,700	970,175
Nucor Corp.	29,000	1,334,580
Praxair Inc.	11,500	1,168,400
		4,959,780
Pharmaceuticals, Biotechnology & Life Sciences 7.5%		
Abbott Laboratories	10,800	529,740
[a]Gilead Sciences Inc.	14,200	602,648
Johnson & Johnson	6,300	373,275
Merck & Co. Inc.	25,000	825,250
Pfizer Inc.	46,300	940,353
		3,271,266
Retailing 6.9%		
Best Buy Co. Inc.	14,000	402,080
The Home Depot Inc.	23,600	874,616
J.C. Penney Co. Inc.	25,000	897,750
Nordstrom Inc.	17,100	767,448
[a]Office Depot Inc.	23,000	106,490
		3,048,384
Software & Services 6.5%		
Computer Sciences Corp.	11,000	536,030
International Business Machines Corp.	8,200	1,337,174
Microsoft Corp.	37,800	958,608
		2,831,812
Technology Hardware & Equipment 2.3%		
Xerox Corp.	95,000	1,011,750
Transportation 1.5%		
Norfolk Southern Corp.	9,600	664,992
Utilities 1.2%		
Sempra Energy	10,000	535,000
Total Common Stocks (Cost $34,198,426)		42,069,595
Short Term Investments (Cost $1,737,842) 4.0%		
Money Market Funds 4.0%		
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,737,842	1,737,842
Total Investments (Cost $35,936,268) 99.9%		43,807,437
Other Assets, less Liabilities 0.1%		56,705
Net Assets 100.0%		$ 43,864,142

[a] Non-income producing.
[b] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depository Receipt

Franklin Rising Dividends Securities Fund	Shares	Value
Common Stocks 94.9%		
Aerospace & Defense 5.1%		
General Dynamics Corp.	28,000	$ 2,143,680
United Technologies Corp.	1,045,900	88,535,435
		90,679,115
Banks 1.3%		
Hudson City Bancorp Inc.	1,560,300	15,103,704
Peoples Bancorp Inc.	102,065	1,226,821
[a]TrustCo Bank Corp. NY	299,985	1,778,911
U.S. Bancorp	146,449	3,870,647
		21,980,083
Commercial & Professional Services 2.4%		
ABM Industries Inc.	951,288	24,153,202
Cintas Corp.	525,200	15,897,804
Superior Uniform Group Inc.	237,100	2,752,731
		42,803,737
Consumer Durables & Apparel 2.4%		
[b]Kid Brands Inc.	265,947	1,954,710
Leggett & Platt Inc.	775,800	19,007,100
NIKE Inc., B	277,000	20,968,900
		41,930,710
Consumer Services 2.2%		
Hillenbrand Inc.	1,191,300	25,612,950
Matthews International Corp., A	11,861	457,242
McDonald's Corp.	164,000	12,478,760
		38,548,952
Diversified Financials 0.8%		
State Street Corp.	324,500	14,583,030
Electrical Equipment 7.9%		
Brady Corp., A	1,545,579	55,161,715
Roper Industries Inc.	977,731	84,534,622
		139,696,337
Energy 0.6%		
Chevron Corp.	102,000	10,957,860
Food & Staples Retailing 4.5%		
Wal-Mart Stores Inc.	1,519,100	79,069,155
Food, Beverage & Tobacco 4.1%		
Archer-Daniels-Midland Co.	85,500	3,078,855
McCormick & Co. Inc.	1,139,095	54,482,914
PepsiCo Inc.	222,000	14,299,020
		71,860,789
Health Care Equipment & Services 12.7%		
Becton, Dickinson and Co.	1,056,643	84,129,916
Hill-Rom Holdings Inc.	477,103	18,120,372
Medtronic Inc.	333,600	13,127,160
Stryker Corp.	423,500	25,748,800
Teleflex Inc.	530,753	30,773,059
West Pharmaceutical Services Inc.	1,165,600	52,183,912
		224,083,219
Household & Personal Products 6.1%		
Alberto-Culver Co.	640,350	23,865,844
Colgate-Palmolive Co.	69,000	5,572,440
The Procter & Gamble Co.	1,281,600	78,946,560
		108,384,844
Industrial Conglomerates 0.5%		
Carlisle Cos. Inc.	176,261	7,852,428

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Insurance 9.7%		
Aflac Inc.	309,200	16,319,576
Arthur J. Gallagher & Co.	753,000	22,898,730
Chubb Corp.	45,000	2,758,950
Erie Indemnity Co., A	840,733	59,784,524
Mercury General Corp.	154,200	6,033,846
Old Republic International Corp.	3,429,708	43,522,994
RLI Corp.	335,848	19,361,637
		170,680,257
Machinery 5.5%		
Donaldson Co. Inc.	319,500	19,582,155
Dover Corp.	1,184,200	77,849,308
		97,431,463
Materials 11.8%		
Air Products and Chemicals Inc.	530,500	47,840,490
Bemis Co. Inc.	1,231,300	40,398,953
Nucor Corp.	699,002	32,168,072
Praxair Inc.	871,260	88,520,016
		208,927,531
Pharmaceuticals, Biotechnology & Life Sciences 9.2%		
Abbott Laboratories	1,700,800	83,424,240
Johnson & Johnson	551,000	32,646,750
Pfizer Inc.	2,255,100	45,801,081
		161,872,071
Retailing 4.1%		
Family Dollar Stores Inc.	1,420,930	72,922,128
Semiconductors & Semiconductor Equipment 0.1%		
Cohu Inc.	50,300	772,608
Software & Services 3.9%		
International Business Machines Corp.	426,000	69,467,820
Total Common Stocks (Cost $1,149,506,146)		1,674,504,137
Short Term Investments 4.5%		
Money Market Funds (Cost $79,261,366) 4.5%		
[b,c]Institutional Fiduciary Trust Money Market Portfolio	79,261,366	79,261,366
Investments from Cash Collateral Received for Loaned Securities 0.0%†		
Money Market Funds (Cost $632,226) 0.0%†		
[b]Bank of New York Institutional Cash Reserve Fund, Series B	632,226	505,781
Total Investments (Cost $1,229,399,738) 99.4%		1,754,271,284
Other Assets, less Liabilities 0.6%		10,792,211
Net Assets 100.0%		$ 1,765,063,495

† Rounds to less than 0.1% of net assets.
[a] A portion or all of the security is on loan at March 31, 2011.
[b] Non-income producing.
[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

	Shares	Value
Common Stocks 96.8%		
Aerospace & Defense 1.1%		
[a]Ceradyne Inc.	349,000	$ 15,732,920
Automobiles & Components 5.4%		
Autoliv Inc. (Sweden)	353,200	26,218,036
Drew Industries Inc.	90,700	2,025,331
Gentex Corp.	714,100	21,601,525
Thor Industries Inc.	754,500	25,177,665
[a]Winnebago Industries Inc.	485,000	6,484,450
		81,507,007
Banks 1.4%		
Chemical Financial Corp.	405,554	8,082,691
Peoples Bancorp Inc.	158,000	1,899,160
[b]TrustCo Bank Corp. NY	1,889,400	11,204,142
		21,185,993
Building Products 4.5%		
A.O. Smith Corp.	141,000	6,251,940
American Woodmark Corp.	421,800	8,807,184
Apogee Enterprises Inc.	778,100	10,263,139
[a]Gibraltar Industries Inc.	900,100	10,738,193
Simpson Manufacturing Co. Inc.	485,500	14,302,830
Universal Forest Products Inc.	485,400	17,789,910
		68,153,196
Commercial & Professional Services 2.6%		
ABM Industries Inc.	665,400	16,894,506
Insperity Inc.	319,300	9,700,334
Mine Safety Appliances Co.	328,300	12,038,761
Schawk Inc.	32,800	637,632
		39,271,233
Construction & Engineering 1.9%		
[a]EMCOR Group Inc.	296,870	9,194,064
Granite Construction Inc.	703,000	19,754,300
		28,948,364
Consumer Durables & Apparel 4.6%		
Brunswick Corp.	550,000	13,986,500
D.R. Horton Inc.	496,700	5,786,555
Ethan Allen Interiors Inc.	159,000	3,482,100
Hooker Furniture Corp.	510,700	6,107,972
[a]La-Z-Boy Inc.	1,247,000	11,908,850
M.D.C. Holdings Inc.	240,700	6,101,745
[a]M/I Homes Inc.	500,000	7,495,000
[a]The Warnaco Group Inc.	243,000	13,897,170
		68,765,892
Consumer Services 1.4%		
Hillenbrand Inc.	322,300	6,929,450
Regis Corp.	833,200	14,780,968
		21,710,418
Electrical Equipment 3.1%		
Brady Corp., A	420,400	15,004,076
Franklin Electric Co. Inc.	215,432	9,952,959
[a]Powell Industries Inc.	145,000	5,718,800
Roper Industries Inc.	186,900	16,159,374
		46,835,209
Energy 13.9%		
Arch Coal Inc.	111,500	4,018,460
[a]Atwood Oceanics Inc.	439,100	20,387,413
[a]Bristow Group Inc.	518,600	24,529,780
CONSOL Energy Inc.	79,700	4,274,311

ᵃGlobal Industries Ltd.	1,575,600	15,425,124
ᵃHelix Energy Solutions Group Inc.	832,000	14,310,400
ᵃOil States International Inc.	277,800	21,151,692
Overseas Shipholding Group Inc.	298,000	9,577,720
Peabody Energy Corp.	103,200	7,426,272
ᵃRowan Cos. Inc.	710,000	31,367,800
Teekay Corp. (Canada)	245,431	9,063,767
Tidewater Inc.	457,000	27,351,450
ᵃUnit Corp.	336,000	20,815,200
		209,699,389
Food & Staples Retailing 0.6%		
Casey's General Stores Inc.	239,500	9,340,500
Food, Beverage & Tobacco 1.1%		
Lancaster Colony Corp.	265,000	16,059,000
Health Care Equipment & Services 2.6%		
STERIS Corp.	456,900	15,781,326
Teleflex Inc.	252,400	14,634,152
West Pharmaceutical Services Inc.	178,500	7,991,445
		38,406,923
Industrial Conglomerates 1.1%		
Carlisle Cos. Inc.	383,000	17,062,650
Insurance 11.4%		
American National Insurance Co.	79,000	6,254,430
Arthur J. Gallagher & Co.	168,200	5,114,962
Aspen Insurance Holdings Ltd.	550,100	15,160,756
The Hanover Insurance Group Inc.	155,000	7,013,750
HCC Insurance Holdings Inc.	209,900	6,571,969
Montpelier Re Holdings Ltd. (Bermuda)	686,900	12,137,523
Old Republic International Corp.	1,513,000	19,199,970
Protective Life Corp.	1,061,000	28,169,550
RLI Corp.	150,000	8,647,500
StanCorp Financial Group Inc.	318,200	14,675,384
Tower Group Inc.	641,000	15,403,230
Transatlantic Holdings Inc.	335,000	16,304,450
Validus Holdings Ltd. (Bermuda)	488,295	16,274,872
		170,928,346
Machinery 13.4%		
ᵃAstec Industries Inc.	349,300	13,025,397
Briggs & Stratton Corp.	482,800	10,935,420
CIRCOR International Inc.	148,302	6,973,160
ᵃCNH Global NV (Netherlands)	72,700	3,529,585
Gardner Denver Inc.	279,700	21,824,991
Graco Inc.	430,000	19,560,700
Kennametal Inc.	440,200	17,167,800
Lincoln Electric Holdings Inc.	194,300	14,751,256
Mueller Industries Inc.	580,600	21,261,572
Nordson Corp.	142,000	16,338,520
Timken Co.	110,000	5,753,000
Trinity Industries Inc.	804,900	29,515,683
ᵃWabash National Corp.	923,300	10,691,814
Watts Water Technologies Inc., A	277,400	10,593,906
		201,922,804
Materials 7.4%		
A. Schulman Inc.	67,600	1,671,072
AptarGroup Inc.	223,200	11,189,016
Cabot Corp.	351,900	16,289,451
Glatfelter	347,900	4,634,028
Reliance Steel & Aluminum Co.	418,700	24,192,486
RPM International Inc.	821,900	19,503,687
Sensient Technologies Corp.	230,000	8,243,200

Steel Dynamics Inc.		981,600	18,424,632
United States Steel Corp.		43,600	2,351,784
Westlake Chemical Corp.		81,000	4,552,200
			111,051,556
Pharmaceuticals, Biotechnology & Life Sciences 1.7%			
[a]Mettler-Toledo International Inc.		64,000	11,008,000
Pharmaceutical Product Development Inc.		521,800	14,459,078
			25,467,078
Retailing 8.3%			
Brown Shoe Co. Inc.		982,000	12,000,040
The Cato Corp., A		433,800	10,628,100
Christopher & Banks Corp.		1,260,000	8,164,800
Fred's Inc.		818,300	10,899,756
[a]GameStop Corp., A		569,000	12,813,880
Group 1 Automotive Inc.		520,500	22,277,400
J.C. Penney Co. Inc.		273,000	9,803,430
The Men's Wearhouse Inc.		592,917	16,044,334
[a]Pier 1 Imports Inc.		700,500	7,110,075
[a,b]Saks Inc.		532,548	6,023,118
[a]Tuesday Morning Corp.		507,900	2,488,710
[a]West Marine Inc.		678,900	7,080,927
			125,334,570
Semiconductors & Semiconductor Equipment 0.9%			
Cohu Inc.		826,500	12,695,040
Technology Hardware & Equipment 2.5%			
[a]Benchmark Electronics Inc.		1,132,000	21,474,040
[a]Rofin-Sinar Technologies Inc.		411,200	16,242,400
			37,716,440
Trading Companies & Distributors 0.5%			
Applied Industrial Technologies Inc.		211,200	7,024,512
Transportation 2.3%			
[a]Genesee & Wyoming Inc.		322,100	18,746,220
SkyWest Inc.		953,500	16,133,220
			34,879,440
Utilities 3.1%			
Energen Corp.		239,800	15,136,176
NV Energy Inc.		1,284,200	19,121,738
PNM Resources Inc.		825,000	12,309,000
			46,566,914
Total Common Stocks (Cost $1,030,295,947)			1,456,265,394
		Principal Amount	
Corporate Bonds (Cost $1,484,323) 0.1%			
Machinery 0.1%			
Mueller Industries Inc., 6.00%, 11/01/14	$	1,494,000	1,497,735
Total Investments before Short Term Investments (Cost $1,031,780,270)			1,457,763,129
		Shares	
Short Term Investments 3.7%			
Money Market Funds (Cost $47,130,451) 3.1%			
[a,c]Institutional Fiduciary Trust Money Market Portfolio		47,130,451	47,130,451
Investments from Cash Collateral Received for Loaned Securities 0.6%			
Money Market Funds (Cost $2,536,889) 0.1%			
[e]Bank of New York Institutional Cash Reserve Fund, Series B		2,536,889	2,029,511
		Principal Amount	
[d]Repurchase Agreements 0.5%			

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Barclays Capital Inc., 0.12%, 4/01/11 (Maturity Value $1,500,005) Collateralized by U.S. Treasury Notes, 2.50% - 3.00%, 7/15/12 - 7/15/16 (valued at $1,530,000)	$	1,500,000	1,500,000
BNP Paribas Securities Corp., 0.15%, 4/01/11 (Maturity Value $1,500,006) Collateralized by U.S. Government Agency Securities, 0.22% - 6.21%, 10/03/11 - 6/05/36; [e]U.S. Government Agency Discount Notes, 4/06/11 - 9/23/11 (valued at $1,530,003)		1,500,000	1,500,000
Deutsche Bank Securities Inc., 0.15%, 4/01/11 (Maturity Value $1,000,004) Collateralized by U.S. Government Agency Securities, 0.50% - 6.25%, 10/30/12 - 5/15/29 (valued at $1,020,003)		1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.15%, 4/01/11 (Maturity Value $1,315,005) Collateralized by U.S. Government Agency Securities, 2.63% - 9.50%, 5/15/11 - 5/15/52 (valued at $1,341,300)		1,315,000	1,315,000
RBS Securities Inc., 0.13%, 4/01/11 (Maturity Value $1,500,005) Collateralized by U.S. Government Agency Securities, 0.38% - 8.20%, 4/11/11 - 11/15/30 (valued at $1,530,019)		1,500,000	1,500,000
Total Repurchase Agreements (Cost $6,815,000)			6,815,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost $9,351,889)			8,844,511
Total Investments (Cost $1,088,262,610) 100.6%			1,513,738,091
Other Assets, less Liabilities (0.6)%			(8,487,481)
Net Assets 100.0%			$ 1,505,250,610

[a] Non-income producing.
[b] A portion or all of the security is on loan at March 31, 2011.
[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
[d] At March 31, 2011, all repurchase agreements had been entered into on that date.
[e] The security is traded on a discount basis with no stated coupon rate.

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks 96.3%		
Consumer Discretionary 18.5%		
[a,b]Blue Nile Inc.	76,500	$ 4,130,235
[a]BorgWarner Inc.	200,000	15,938,000
[a]Buffalo Wild Wings Inc.	145,000	7,892,350
[a]Chipotle Mexican Grill Inc.	37,000	10,077,690
[a]Ctrip.com International Ltd., ADR (China)	75,000	3,111,750
[a]Dick's Sporting Goods Inc.	215,000	8,595,700
[a]Discovery Communications Inc., A	148,500	5,925,150
[a]Discovery Communications Inc., C	65,000	2,288,650
[a]Dollar General Corp.	340,000	10,659,000
[a]DreamWorks Animation SKG Inc., A	125,000	3,491,250
Guess? Inc.	250,000	9,837,500
Jarden Corp.	325,000	11,560,250
Johnson Controls Inc.	319,300	13,273,301
Limited Brands Inc.	180,000	5,918,400
Nordstrom Inc.	175,000	7,854,000
[a]Peet's Coffee & Tea Inc.	136,500	6,564,285
Polo Ralph Lauren Corp.	70,000	8,655,500
[a]Priceline.com Inc.	25,000	12,661,000
Starwood Hotels & Resorts Worldwide Inc.	183,200	10,647,584
[a]Tenneco Inc.	209,900	8,910,255
[a]Ulta Salon Cosmetics & Fragrance Inc.	100,000	4,813,000
[a]Under Armour Inc., A	145,000	9,867,250
[a]Urban Outfitters Inc.	310,000	9,247,300
Wolverine World Wide Inc.	340,676	12,700,401
		204,619,801
Consumer Staples 2.1%		
[a]Hansen Natural Corp.	150,000	9,034,500
Mead Johnson Nutrition Co., A	115,000	6,661,950
[a]TreeHouse Foods Inc.	135,000	7,677,450
		23,373,900
Energy 7.5%		
[a]Alpha Natural Resources Inc.	190,000	11,280,300
[a]Cameron International Corp.	275,000	15,702,500
[a]Concho Resources Inc.	90,000	9,657,000
[a]FMC Technologies Inc.	155,000	14,644,400
[a]Petrohawk Energy Corp.	297,000	7,288,380
SM Energy Co.	325,000	24,111,750
		82,684,330
Financials 6.0%		
[a]Affiliated Managers Group Inc.	100,000	10,937,000
First Niagara Financial Group Inc.	510,000	6,925,800
Hancock Holding Co.	162,500	5,336,500
[a]IntercontinentalExchange Inc.	44,600	5,509,884
Lazard Ltd., A	287,800	11,966,724
Northern Trust Corp.	104,000	5,278,000
[a]Signature Bank	125,000	7,050,000
T. Rowe Price Group Inc.	195,865	13,009,353
		66,013,261
Health Care 13.4%		
[a]Allscripts Healthcare Solutions Inc.	286,900	6,022,031
[a]ArQule Inc.	414,300	2,966,388
[a]Auxilium Pharmaceuticals Inc.	125,000	2,683,750
C. R. Bard Inc.	110,000	10,924,100
[a]Cerner Corp.	75,000	8,340,000
[a]Community Health Systems Inc.	340,100	13,600,599
[a]Coventry Health Care Inc.	169,000	5,389,410
[a]DaVita Inc.	116,300	9,944,813
[a]Dendreon Corp.	150,000	5,614,500
[a]Edwards Lifesciences Corp.	155,000	13,485,000
[a]HeartWare International Inc.	38,000	3,250,140

[a]Human Genome Sciences Inc.	225,000	6,176,250
[a]Intuitive Surgical Inc.	10,000	3,334,600
[a]Mettler-Toledo International Inc.	108,900	18,730,800
Pharmaceutical Product Development Inc.	257,400	7,132,554
[a]Salix Pharmaceuticals Ltd.	130,000	4,553,900
[a]Savient Pharmaceuticals Inc.	158,400	1,679,040
[a]Sequenom Inc.	33,550	212,372
[a]Stereotaxis Inc.	657,000	2,542,590
[a]Thoratec Corp.	75,000	1,944,750
[a]Varian Medical Systems Inc.	100,000	6,764,000
[a]Waters Corp.	150,000	13,035,000
		148,326,587
Industrials 17.8%		
Allegiant Travel Co.	99,700	4,367,857
AMETEK Inc.	375,000	16,451,250
C.H. Robinson Worldwide Inc.	65,000	4,818,450
Cooper Industries PLC, A	115,000	7,463,500
Cummins Inc.	120,000	13,154,400
[a]Esterline Technologies Corp.	95,000	6,718,400
Expeditors International of Washington Inc.	88,400	4,432,376
Fastenal Co.	100,000	6,483,000
Flowserve Corp.	70,000	9,016,000
Fluor Corp.	94,100	6,931,406
Gardner Denver Inc.	125,000	9,753,750
Heico Corp.	50,000	3,126,000
J.B. Hunt Transport Services Inc.	129,400	5,877,348
Joy Global Inc.	140,000	13,833,400
[a]Kansas City Southern	75,000	4,083,750
Knight Transportation Inc.	200,000	3,850,000
Marten Transport Ltd.	100,000	2,230,000
Robert Half International Inc.	237,600	7,270,560
Rockwell Automation Inc.	150,000	14,197,500
Rockwell Collins Inc.	160,000	10,372,800
Roper Industries Inc.	75,000	6,484,500
Ryanair Holdings PLC, ADR (Ireland)	45,200	1,256,560
[a]Sensata Technologies Holding NV	500,000	17,365,000
[a]Terex Corp.	275,000	10,186,000
Textron Inc.	225,000	6,162,750
		195,886,557
Information Technology 26.1%		
[a]Alliance Data Systems Corp.	105,000	9,018,450
Analog Devices Inc.	275,000	10,829,500
[a]ANSYS Inc.	203,600	11,033,084
[a]Aruba Networks Inc.	200,000	6,768,000
Avago Technologies Ltd. (Singapore)	225,000	6,997,500
[a]Bottomline Technologies Inc.	89,997	2,262,525
[a]Citrix Systems Inc.	200,000	14,692,000
[a]Cree Inc.	40,000	1,846,400
FactSet Research Systems Inc.	125,100	13,101,723
[a,b]First Solar Inc.	71,300	11,467,892
FLIR Systems Inc.	270,000	9,344,700
[a]Fortinet Inc.	75,000	3,300,000
Global Payments Inc.	159,100	7,783,172
[a]Hittite Microwave Corp.	167,500	10,681,475
[a]Informatica Corp.	75,000	3,917,250
[a]Juniper Networks Inc.	260,000	10,940,800
[a]Lam Research Corp.	155,000	8,782,300
[a]NetApp Inc.	260,000	12,526,800
[a]Netlogic Microsystems Inc.	260,000	10,925,200
[a]Nuance Communications Inc.	765,000	14,963,400
[a]NXP Semiconductors NV (Netherlands)	500,000	15,000,000
[a]Progress Software Corp.	175,800	5,114,022
[a]RealD Inc.	96,643	2,644,152
[a]Red Hat Inc.	275,000	12,482,250

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

[a]Silicon Laboratories Inc.	300,000	12,963,000
[a]SMART Technologies Inc., A (Canada)	600,000	6,126,000
[a]Taleo Corp., A	92,400	3,294,060
[a]Teradata Corp.	65,000	3,295,500
[a]Trimble Navigation Ltd.	364,300	18,411,722
[a]Varian Semiconductor Equipment Associates Inc.	125,000	6,083,750
[a]ViaSat Inc.	170,000	6,772,800
Western Union Co.	200,000	4,154,000
Xilinx Inc.	335,000	10,988,000
		288,511,427
Materials 3.2%		
Celanese Corp., A	400,000	17,748,000
Ecolab Inc.	110,000	5,612,200
The Scotts Miracle-Gro Co., A	143,800	8,318,830
[a,b]STR Holdings Inc.	200,000	3,836,000
		35,515,030
Telecommunication Services 1.2%		
[a]SBA Communications Corp.	330,000	13,094,400
Utilities 0.5%		
[a]Calpine Corp.	350,000	5,554,500
Total Common Stocks (Cost $691,086,363)		1,063,579,793
Short Term Investments 5.2%		
Money Market Funds (Cost $40,866,390) 3.7%		
[a,c]Institutional Fiduciary Trust Money Market Portfolio	40,866,390	40,866,390
	Principal Amount	
Investments from Cash Collateral Received for Loaned Securities 1.5%		
[d]**Repurchase Agreements 1.5%**		
Barclays Capital Inc., 0.12%, 4/01/11 (Maturity Value $3,395,011) Collateralized by U.S. Treasury Notes, 2.50% - 3.00%, 7/15/12 - 7/15/16 (valued at $3,462,900)	$ 3,395,000	3,395,000
BNP Paribas Securities Corp., 0.15%, 4/01/11 (Maturity Value $3,154,013) Collateralized by U.S. Government Agency Securities, 0.22% - 6.21%, 10/03/11 - 6/05/36; [e]U.S. Government Agency Discount Notes, 4/06/11 - 9/23/11 (valued at $3,217,086)	3,154,000	3,154,000
Deutsche Bank Securities Inc., 0.15%, 4/01/11 (Maturity Value $3,357,014) Collateralized by U.S. Government Agency Securities, 0.50% - 6.25%, 10/30/12 - 5/15/29 (valued at $3,424,150)	3,357,000	3,357,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.15%, 4/01/11 (Maturity Value $3,442,014) Collateralized by U.S. Government Agency Securities, 2.63% - 9.50%, 5/15/11 - 5/15/52 (valued at $3,510,840)	3,442,000	3,442,000
RBS Securities Inc., 0.13%, 4/01/11 (Maturity Value $3,297,012) Collateralized by U.S. Government Agency Securities, 0.38% - 8.20%, 4/11/11 - 11/15/30 (valued at $3,362,981)	3,297,000	3,297,000
Total Repurchase Agreements (Cost $16,645,000)		16,645,000
Total Investments (Cost $748,597,753) 101.5%		1,121,091,183
Other Assets, less Liabilities (1.5)%		(16,253,399)
Net Assets 100.0%		$ 1,104,837,784

[a]Non-income producing.
[b]A portion or all of the security is on loan at March 31, 2011.
[c]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[d]At March 31, 2011, all repurchase agreements had been entered into on that date.
[e]The security is traded on a discount basis with no stated coupon rate.

Franklin Strategic Income Securities Fund	Country	Shares		Value
Common Stocks 0.6%				
Commercial & Professional Services 0.1%				
[a]EnviroSolutions Holdings Inc.	United States	8,382		$ 695,706
Consumer Durables & Apparel 0.0%				
[a,b]Comfort Co. Inc.	United States	6,137		—
Consumer Services 0.5%				
[a]MGM Holdings Inc., A	United States	240,995		5,522,810
[a,c,d]Turtle Bay Resort	United States	1,901,449		2,471,883
				7,994,693
Media 0.0%†				
[a]Charter Communications Inc., A	United States	7,456		377,497
[a]Dex One Corp.	United States	40,000		193,600
				571,097
Total Common Stocks (Cost $11,343,831)				9,261,496
Convertible Preferred Stocks (Cost $2,200,000) 0.0%†				
Banks 0.0%†				
[a]Fannie Mae, 8.75%, cvt. pfd.	United States	44,000		42,317
Preferred Stocks 0.1%				
Banks 0.0%†				
[a]Freddie Mac, 8.375%, pfd., Z	United States	70,000		119,000
Diversified Financials 0.1%				
GMAC Capital Trust I, pfd.	United States	34,600		882,300
Total Preferred Stocks (Cost $2,615,000)				1,001,300
		Principal Amount		
Convertible Bonds 0.3%				
Materials 0.3%				
[e]Cemex SAB de CV, cvt.,				
144A, 3.75%, 3/15/18	Mexico	2,000,000		2,087,500
sub. note, 144A, 3.25%, 3/15/16	Mexico	2,000,000		2,062,500
Total Convertible Bonds (Cost $3,993,864)				4,150,000
Corporate Bonds 36.1%				
Automobiles & Components 1.3%				
[e]Conti-Gummi Finance BV, senior secured note, 144A,				
8.50%, 7/15/15	Germany	1,500,000	EUR	2,340,625
7.50%, 9/15/17	Germany	1,000,000	EUR	1,493,111
[e]Exide Technologies, senior secured note, 144A, 8.625%, 2/01/18	United States	1,100,000		1,179,750
Ford Motor Credit Co. LLC, senior note,				
7.50%, 8/01/12	United States	1,500,000		1,599,357
7.00%, 4/15/15	United States	2,000,000		2,163,710
6.625%, 8/15/17	United States	1,000,000		1,067,319
8.125%, 1/15/20	United States	1,200,000		1,374,967
5.75%, 2/01/21	United States	1,000,000		987,864
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	4,000,000		4,300,000
[e]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	2,900,000		3,204,500
				19,711,203
Banks 2.0%				
BB&T Capital Trust IV, junior sub. bond, 6.82%, 6/12/77	United States	3,000,000		2,996,250
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	4,500,000		4,420,152
[e]Lloyds TSB Bank PLC, senior note, 144A, 5.80%, 1/13/20	United Kingdom	4,500,000		4,498,785
Regions Bank, sub. note, 7.50%, 5/15/18	United States	100,000		105,758
Regions Financial Corp., senior note,				
7.75%, 11/10/14	United States	3,500,000		3,782,982
5.75%, 6/15/15	United States	300,000		305,907
Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19	United Kingdom	4,000,000		4,121,960
UBS AG Stamford, senior note, 5.875%, 12/20/17	United States	3,000,000		3,275,463
Wells Fargo & Co., senior note, 5.625%, 12/11/17	United States	1,500,000		1,638,144
[f]Wells Fargo Capital XIII, pfd., 7.70% to 3/26/13, FRN thereafter, Perpetual	United States	2,000,000		2,070,000

[f]Wells Fargo Capital XV, pfd., 9.75% to 9/26/13, FRN thereafter, Perpetual	United States	2,300,000	2,535,750
			29,751,151
Capital Goods 1.2%			
[e]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	4,000,000	4,050,000
The Manitowoc Co. Inc., senior note,			
9.50%, 2/15/18	United States	3,400,000	3,774,000
8.50%, 11/01/20	United States	300,000	323,250
Meritor Inc., senior note, 10.625%, 3/15/18	United States	3,000,000	3,390,000
[e]Pinafore LLC/Inc., senior secured note, 144A, 9.00%, 10/01/18	United States	300,000	327,000
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	4,000,000	4,340,000
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	900,000	945,000
			17,149,250
Commercial & Professional Services 0.2%			
[g]Diversey Holdings Inc., senior note, PIK, 10.50%, 5/15/20	United States	2,500,000	2,915,625
Consumer Durables & Apparel 0.7%			
Jarden Corp., senior sub. note, 7.50%,			
5/01/17	United States	3,400,000	3,646,500
1/15/20	United States	500,000	527,500
KB Home, senior note,			
6.25%, 6/15/15	United States	2,900,000	2,885,500
7.25%, 6/15/18	United States	500,000	492,500
[e]M/I Homes Inc., senior note, 144A, 8.625%, 11/15/18	United States	2,500,000	2,509,375
			10,061,375
Consumer Services 2.6%			
[e]CityCenter Holdings/Finance, senior secured note, 144A, 7.625%, 1/15/16	United States	1,200,000	1,245,000
CKE Restaurants Inc., senior secured note, 11.375%, 7/15/18	United States	2,500,000	2,768,750
[e]ClubCorp Club Operations Inc., senior note, 144A, 10.00%, 12/01/18	United States	2,500,000	2,525,000
[e,h]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	2,500,000	12,500
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	6,000,000	6,847,500
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	4,500,000	4,286,250
Norwegian Cruise Line Ltd., senior secured note, 11.75%, 11/15/16	United States	3,000,000	3,508,125
Pinnacle Entertainment Inc.,			
senior note, 8.625%, 8/01/17	United States	2,400,000	2,628,000
senior sub. note, 7.50%, 6/15/15	United States	1,000,000	1,022,500
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	2,200,000	2,332,000
[e]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	2,300,000	1,529,500
Starwood Hotels & Resorts Worldwide Inc., senior note,			
6.75%, 5/15/18	United States	2,000,000	2,182,500
7.15%, 12/01/19	United States	500,000	551,875
[h]Station Casinos Inc.,			
senior note, 6.00%, 4/01/12	United States	500,000	50
senior note, 7.75%, 8/15/16	United States	1,000,000	100
senior sub. note, 6.50%, 2/01/14	United States	300,000	30
senior sub. note, 6.875%, 3/01/16	United States	1,000,000	100
Universal City Development,			
senior note, 8.875%, 11/15/15	United States	2,200,000	2,406,250
senior sub. note, 10.875%, 11/15/16	United States	400,000	451,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	3,900,000	4,231,500
			38,528,530
Diversified Financials 4.8 %			
[e]Ally Financial Inc., senior bond, 144A, 7.50%, 9/15/20	United States	1,000,000	1,071,250
Bank of America Corp.,			
[f]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	5,000,000	5,383,100
senior note, 5.65%, 5/01/18	United States	1,500,000	1,567,245
Capital One Capital VI, pfd., junior sub. bond, 8.875%, 5/15/40	United States	3,000,000	3,183,750
CIT Group Inc.,			
[e]secured note, 144A, 6.625%, 4/01/18	United States	300,000	304,302
senior secured sub. bond, 7.00%, 5/01/17	United States	5,500,000	5,520,625
Citigroup Inc.,			
senior note, 6.125%, 11/21/17	United States	1,500,000	1,634,354
senior note, 5.375%, 8/09/20	United States	1,500,000	1,544,745
sub. note, 5.00%, 9/15/14	United States	3,000,000	3,132,117

General Electric Capital Corp.,				
senior note, A, 8.50%, 4/06/18	United States	64,000,000	MXN	4,816,601
sub. note, 5.30%, 2/11/21	United States	1,800,000		1,828,901
GMAC Inc.,				
senior note, 6.875%, 9/15/11	United States	1,400,000		1,429,750
senior note, 6.875%, 8/28/12	United States	2,000,000		2,110,000
sub. note, 8.00%, 12/31/18	United States	900,000		972,000
The Goldman Sachs Group Inc., senior bond, 5.375%, 3/15/20	United States	4,500,000		4,570,618
International Lease Finance Corp.,				
senior note, 8.25%, 12/15/20	United States	1,100,000		1,207,250
[e]senior secured note, 144A, 6.75%, 9/01/16	United States	4,000,000		4,300,000
JPMorgan Chase & Co.,				
6.00%, 1/15/18	United States	1,500,000		1,644,455
[f]junior sub. note, 1, 7.90% to 4/30/18, FRN thereafter, Perpetual	United States	1,800,000		1,976,225
senior note, 4.25%, 10/15/20	United States	1,000,000		956,080
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	4,000,000		4,035,200
[e]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	4,000,000		4,094,164
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	3,000,000		3,270,387
Moody's Corp., senior note, 5.50%, 9/01/20	United States	3,500,000		3,552,426
Morgan Stanley, senior note,				
6.00%, 4/28/15	United States	4,000,000		4,354,060
5.50%, 7/24/20	United States	500,000		499,829
[e]TransUnion LLC/TransUnion Financing Corp., senior note, 144A, 11.375%, 6/15/18	United States	1,000,000		1,147,500
				70,106,934
Energy 6.8%				
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	2,500,000		3,063,005
Antero Resources Finance, senior note, 9.375%, 12/01/17	United States	3,000,000		3,285,000
Berry Petroleum Co., senior note,				
10.25%, 6/01/14	United States	2,200,000		2,563,000
6.75%, 11/01/20	United States	300,000		310,125
[e]Carrizo Oil & Gas Inc., senior note, 144A, 8.625%, 10/15/18	United States	1,000,000		1,065,000
[e]Chaparral Energy Inc., senior note, 144A,				
9.875%, 10/01/20	United States	2,400,000		2,676,000
8.25%, 9/01/21	United States	500,000		516,250
[e]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	4,400,000		4,554,000
Chesapeake Energy Corp., senior note,				
7.625%, 7/15/13	United States	700,000		787,500
7.25%, 12/15/18	United States	300,000		336,750
6.625%, 8/15/20	United States	3,300,000		3,531,000
6.125%, 2/15/21	United States	1,500,000		1,550,625
Compagnie Generale de Geophysique-Veritas, senior note,				
7.50%, 5/15/15	France	296,000		305,620
9.50%, 5/15/16	France	100,000		112,000
7.75%, 5/15/17	France	1,800,000		1,901,250
CONSOL Energy Inc.,				
senior note, 8.00%, 4/01/17	United States	1,800,000		1,980,000
senior note, 8.25%, 4/01/20	United States	800,000		891,000
[e]senior secured note, 144A, 6.375%, 3/01/21	United States	200,000		201,250
Copano Energy LLC, senior note,				
8.125%, 3/01/16	United States	3,500,000		3,666,250
7.75%, 6/01/18	United States	200,000		210,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	3,500,000		3,832,500
El Paso Corp., senior note,				
7.00%, 6/15/17	United States	1,000,000		1,123,291
[e]144A, 6.50%, 9/15/20	United States	2,300,000		2,489,750
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	2,500,000		2,731,250
[e]Energy XXI Gulf Coast Inc., senior note, 144A, 9.25%, 12/15/17	United States	3,500,000		3,753,750
[i]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	2,000,000		2,077,786
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	4,000,000		3,980,000
[e]Gaz Capital SA, senior note, 144A, 5.092%, 11/29/15	Russia	2,900,000		3,035,705
Holly Corp., senior note, 9.875%, 6/15/17	United States	1,900,000		2,156,500
[e]Linn Energy Corp., senior note, 144A,				
8.625%, 4/15/20	United States	3,000,000		3,345,000
7.75%, 2/01/21	United States	1,000,000		1,072,500

MarkWest Energy Partners LP/Finance Corp., senior note,				
6.75%, 11/01/20	United States	2,500,000		2,575,000
6.50%, 8/15/21	United States	600,000		600,750
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	2,300,000		2,449,500
[e]Offshore Group Investment Ltd., senior secured note, 144A, 11.50%, 8/01/15	United States	1,800,000		2,007,000
[e]OPTI Canada Inc., senior secured note, 144A,				
9.00%, 12/15/12	Canada	1,500,000		1,531,875
9.75%, 8/15/13	Canada	1,200,000		1,209,000
Peabody Energy Corp., senior note,				
7.375%, 11/01/16	United States	500,000		557,500
6.50%, 9/15/20	United States	2,500,000		2,693,750
Petrohawk Energy Corp., senior note,				
10.50%, 8/01/14	United States	3,300,000		3,807,375
7.25%, 8/15/18	United States	200,000		207,000
[e]144A, 7.25%, 8/15/18	United States	400,000		414,000
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	Venezuela	4,000,000		3,924,607
[e]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	2,100,000		2,068,500
Plains Exploration & Production Co., senior note,				
7.75%, 6/15/15	United States	500,000		524,375
10.00%, 3/01/16	United States	500,000		566,250
7.625%, 6/01/18	United States	3,200,000		3,440,000
Quicksilver Resources Inc., senior note,				
8.25%, 8/01/15	United States	3,500,000		3,683,750
11.75%, 1/01/16	United States	100,000		117,000
9.125%, 8/15/19	United States	300,000		328,125
SandRidge Energy Inc., senior note,				
8.75%, 1/15/20	United States	500,000		547,500
[e]144A, 8.00%, 6/01/18	United States	3,500,000		3,683,750
				100,040,264
Food & Staples Retailing 0.3%				
Rite Aid Corp., senior secured note,				
9.75%, 6/12/16	United States	2,700,000		3,010,500
8.00%, 8/15/20	United States	1,500,000		1,595,625
				4,606,125
Food, Beverage & Tobacco 1.0%				
[e]Blue Merger Sub Inc., senior note, 144A, 7.625%, 2/15/19	United States	1,000,000		1,018,750
[e]Campofrio Food Group SA, senior note, 144A, 8.25%, 10/31/16	Spain	1,600,000	EUR	2,340,813
[e]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	United States	1,700,000		1,606,500
[e]Dean Foods Co., senior note, 144A, 9.75%, 12/15/18	United States	2,700,000		2,784,375
JBS USA LLC, senior note, 11.625%, 5/01/14	United States	3,000,000		3,495,000
Pinnacle Foods Finance LLC, senior note, 9.25%, 4/01/15	United States	3,000,000		3,146,250
				14,391,688
Health Care Equipment & Services 1.8%				
Boston Scientific Corp., senior note, 6.00%, 1/15/20	United States	3,500,000		3,668,609
Coventry Health Care Inc., senior note,				
6.30%, 8/15/14	United States	1,000,000		1,061,975
5.95%, 3/15/17	United States	2,000,000		2,074,828
DaVita Inc., senior note,				
6.375%, 11/01/18	United States	1,000,000		1,012,500
6.625%, 11/01/20	United States	800,000		814,000
[e]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	700,000		805,875
HCA Inc.,				
senior note, 6.50%, 2/15/16	United States	800,000		818,000
senior secured bond, 7.25%, 9/15/20	United States	300,000		322,500
senior secured note, 9.125%, 11/15/14	United States	4,000,000		4,215,000
[i]senior secured note, PIK, 9.625%, 11/15/16	United States	2,000,000		2,160,000
Tenet Healthcare Corp., senior secured note,				
9.00%, 5/01/15	United States	1,150,000		1,270,750
10.00%, 5/01/18	United States	1,700,000		1,999,625
[i]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	3,000,000		3,187,500
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	3,000,000		3,086,250
[e]Vanguard Health Systems Inc., senior note, 144A, zero cpn., 2/01/16	United States	600,000		384,000
				26,881,412

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Insurance 0.1%				
[i]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	2,000,000		1,916,229
Materials 2.7%				
[e]Aleris International Inc., senior note, 144A, 7.625%, 2/15/18	United States	800,000		806,000
ArcelorMittal, senior note, 5.50%, 3/01/21	Luxembourg	4,300,000		4,230,985
[e]Atkore International Inc., senior secured note, 144A, 9.875%, 1/01/18	United States	1,200,000		1,287,000
[e]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	2,400,000		2,520,000
[e]Euramax International Inc., senior secured note, 144A, 9.50%, 4/01/16	United States	1,700,000		1,734,000
[e]FMG Resources August 2006 Pty. Ltd., senior note, 144A,				
7.00%, 11/01/15	Australia	1,200,000		1,245,000
6.875%, 2/01/18	Australia	2,400,000		2,514,000
[e]Huntsman International LLC, senior sub. note, 144A, 8.625%, 3/15/21	United States	500,000		547,500
[e]Ineos Finance PLC, senior secured note, 144A, 9.25%, 5/15/15	United Kingdom	100,000	EUR	153,881
[e]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	3,500,000		3,548,125
[e]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	2,900,000	EUR	4,478,958
[e]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	3,400,000		3,629,500
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	4,000,000		4,025,000
[e]Novelis Inc., senior note, 144A, 8.75%, 12/15/20	India	1,600,000		1,768,000
[e]Reynolds Group Holdings Ltd., senior note, 144A, 8.25%, 2/15/21	New Zealand	500,000		496,563
[e]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A,				
8.50%, 5/15/18	United States	4,000,000		4,070,000
9.00%, 4/15/19	United States	300,000		312,000
Solo Cup Co.,				
senior secured note, 10.50%, 11/01/13	United States	500,000		525,000
senior sub. note, 8.50%, 2/15/14	United States	1,500,000		1,350,000
[e]TPC Group LLC, senior secured note, 144A, 8.25%, 10/01/17	United States	200,000		212,000
				39,453,512
Media 3.4%				
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	500,000		558,750
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	3,000,000		3,607,500
CCO Holdings LLC, senior note, 8.125%, 4/30/20	United States	900,000		983,250
[e]Clear Channel Communications Inc., senior note, 144A, 9.00%, 3/01/21	United States	4,000,000		4,010,000
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	2,100,000		2,310,000
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 4.60%, 2/15/21	United States	3,000,000		2,926,677
EchoStar DBS Corp., senior note,				
7.75%, 5/31/15	United States	1,500,000		1,650,000
7.125%, 2/01/16	United States	4,000,000		4,290,000
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	2,000,000		2,205,000
[e]Musketeer GmbH, senior secured note, 144A, 9.50%, 3/15/21	Germany	1,500,000	EUR	2,221,406
[e]Myriad International Holding BV, senior note, 144A, 6.375%, 7/28/17	South Africa	2,000,000		2,111,017
[e,j]Radio One Inc., senior sub. note, 144A, PIK, 9.00%, 5/24/16	United States	2,040,500		2,134,363
[e]Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Italy	2,600,000	EUR	3,287,762
Time Warner Inc.,				
7.625%, 4/15/31	United States	3,200,000		3,699,059
6.10%, 7/15/40	United States	1,000,000		981,293
[e]Univision Communications Inc., senior secured note, 144A, 7.875%, 11/01/20	United States	2,000,000		2,125,000
[e]UPCB Finance Ltd., senior secured note, 144A, 6.375%, 7/01/20	Cayman Islands	2,000,000	EUR	2,730,898
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	United States	3,500,000		3,718,750
[e]Ziggo Bond Co., senior bond, 144A, 8.00%, 5/15/18	Netherlands	2,500,000	EUR	3,698,629
				49,249,354
Pharmaceuticals, Biotechnology & Life Sciences 0.4%				
[e]Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	Spain	1,500,000		1,546,875
[e]Mylan Inc., senior note, 144A,				
6.00%, 11/15/18	United States	600,000		603,000
7.875%, 7/15/20	United States	3,500,000		3,823,750
				5,973,625
Real Estate 0.2%				
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	3,100,000		3,007,000
Retailing 0.7%				
Dollar General Corp., senior note, 10.625%, 7/15/15	United States	2,000,000		2,155,000
[e,i]Edcon Pty. Ltd., senior secured note, 144A, FRN, 4.423%, 6/15/14	South Africa	3,000,000	EUR	3,651,285
[e]Michaels Stores Inc., senior note, 144A, 7.75%, 11/01/18	United States	3,500,000		3,587,500

[e]Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	United States	1,200,000		1,290,000
				10,683,785
Semiconductors & Semiconductor Equipment 0.6%				
Advanced Micro Devices Inc., senior note,				
8.125%, 12/15/17	United States	800,000		836,000
7.75%, 8/01/20	United States	1,500,000		1,548,750
Freescale Semiconductor Inc., senior note,				
8.875%, 12/15/14	United States	2,000,000		2,082,500
10.125%, 12/15/16	United States	100,000		106,750
[e]144A, 10.75%, 8/01/20	United States	2,000,000		2,255,000
[e]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	1,700,000		1,925,250
				8,754,250
Software & Services 0.4%				
[e]Sitel LLC, senior note, 144A, 11.50%, 4/01/18	United States	2,500,000		2,340,625
SunGard Data Systems Inc.,				
[e]senior note, 144A, 7.625%, 11/15/20	United States	2,500,000		2,581,250
senior sub. note, 10.25%, 8/15/15	United States	800,000		842,000
				5,763,875
Technology Hardware & Equipment 0.2%				
[e,k]CDW Escrow Corp., senior note, 144A, 8.50%, 4/01/19	United States	2,000,000		2,007,500
[e]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	1,500,000		1,575,000
				3,582,500
Telecommunication Services 2.7%				
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	4,000,000		4,040,000
Crown Castle International Corp.,				
senior bond, 7.125%, 11/01/19	United States	200,000		210,500
senior note, 9.00%, 1/15/15	United States	3,000,000		3,322,500
[e]Digicel Group Ltd., senior note, 144A,				
8.875%, 1/15/15	Jamaica	3,000,000		3,139,500
8.25%, 9/01/17	Jamaica	300,000		319,500
[e,k]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	1,800,000		1,849,500
Frontier Communications Corp., senior note,				
8.25%, 4/15/17	United States	600,000		651,000
8.50%, 4/15/20	United States	2,800,000		3,048,500
8.75%, 4/15/22	United States	1,400,000		1,522,500
[e]Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	United States	3,000,000		3,236,250
Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16	Luxembourg	3,000,000		3,213,750
[e,k]Intelsat Jackson Holding Ltd., senior note, 144A, 7.50%, 4/01/21	Luxembourg	1,500,000		1,511,250
Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%, 1/15/13	Luxembourg	2,550,000		2,570,400
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	2,000,000		2,150,000
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	4,000,000		4,475,000
[e]West Corp., senior note, 144A, 7.875%, 1/15/19	United States	4,000,000		4,085,000
[e,j]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	568,542	EUR	957,965
				40,303,115
Transportation 0.4%				
[e]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	1,600,000		1,590,000
[e]Ceva Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	United Kingdom	300,000		331,500
8.375%, 12/01/17	United Kingdom	500,000		513,438
11.50%, 4/01/18	United Kingdom	2,900,000		3,164,625
				5,599,563
Utilities 1.6%				
[e]Calpine Corp., senior secured note, 144A,				
7.875%, 7/31/20	United States	1,100,000		1,174,250
7.50%, 2/15/21	United States	2,500,000		2,600,000
7.875%, 1/15/23	United States	500,000		519,375
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	2,500,000		2,993,182
[e]Infinis PLC, senior note, 144A, 9.125%, 12/15/14	United Kingdom	600,000	GBP	1,015,459
[e]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	4,000,000		4,320,000
[e]Kinder Morgan Finance Co. LLC, secured senior note, 144A, 6.00%, 1/15/18	United States	2,300,000		2,386,250
NRG Energy Inc., senior note, 7.375%, 2/01/16	United States	4,500,000		4,668,750

[d,e]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 15.00%, 4/01/21	United States	2,130,000	1,767,900
[d]Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	3,000,000	1,770,000
			23,215,166
Total Corporate Bonds (Cost $497,722,995)			531,645,531
[i]**Senior Floating Rate Interests 15.4%**			
Automobiles & Components 0.7%			
Federal-Mogul Corp.,			
Term Loan B, 2.188% - 2.198%, 12/27/14	United States	6,818,085	6,663,458
Term Loan C, 2.188% - 2.198%, 12/27/15	United States	1,737,888	1,698,475
Key Safety Systems Inc., Term Loan B, 2.553% - 2.554%, 3/10/14	United States	1,608,661	1,525,546
			9,887,479
Capital Goods 1.1%			
Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	United States	1,610,448	1,622,396
Huntington Ingalls Industries Inc., Term Loan A, 4.75%, 3/11/16	United States	817,000	812,915
RBS Global Inc. (Rexnord),			
Incremental Tranche B-2, 2.50%, 7/22/13	United States	2,302,809	2,289,377
Tranche B-1 Term B Loan, 2.813%, 7/22/13	United States	4,561,406	4,545,729
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	Netherlands	2,542,907	2,556,257
TransDigm Inc., Term Loan B, 4.00%, 2/14/17	United States	4,065,393	4,101,599
			15,928,273
Commercial & Professional Services 0.8%			
ARAMARK Corp.,			
Extended Synthetic L/C, 3.344%, 7/26/16	United States	161,807	162,070
Synthetic L/C, 1.969%, 1/26/14	United States	91,726	91,095
Term Loan B, 2.182%, 1/26/14	United States	1,138,629	1,130,794
Term Loan B Extended, 3.557%, 7/26/16	United States	2,460,379	2,464,377
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	United States	2,047,000	2,091,440
Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	United States	1,976,993	1,985,643
EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.00%, 7/29/14	United States	712,496	709,467
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	United States	3,241,136	3,259,646
			11,894,532
Consumer Durables & Apparel 0.3%			
Jarden Corp.,			
Term Loan B4, 5.50%, 1/26/15	United States	2,004,753	2,013,875
Tranche B Term Loan, 5.25%, 3/31/18	United States	1,634,572	1,651,429
[b,j]Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	United States	700,187	724,259
			4,389,563
Consumer Services 1.8%			
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	7,155,665	7,155,000
CCM Merger Inc. (MotorCity Casino), Term Loan, 7.00%, 3/01/17	United States	3,043,898	3,087,179
DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	1,748,454	1,762,660
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	United States	727,100	705,509
[d,j]Turtle Bay Holdings LLC,			
Term Loan A, PIK, 10.389%, 3/01/13	United States	1,936,047	1,902,166
Term Loan B, PIK, 3.125%, 2/09/15	United States	3,955,374	3,362,068
Visant Corp., Term Loan B, 5.25%, 12/22/16	United States	8,937,600	8,940,952
			26,915,534
Diversified Financials 0.4%			
[k]MSCI Inc.,			
Term Loan, 3.75%, 6/01/16	United States	2,650,469	2,667,448
Term Loan B, 5.00%, 3/09/17	United States	433,623	436,401
TransUnion LLC, Term Loan, 4.75%, 2/10/18	United States	2,778,195	2,792,433
			5,896,282
Food & Staples Retailing 0.6%			
SUPERVALU Inc.,			
Term Loan B, 1.621%, 6/02/12	United States	1,549,019	1,538,476
Term Loan B-2, 3.496%, 10/05/15	United States	6,974,756	6,988,252
			8,526,728
Food, Beverage & Tobacco 0.7%			
Dean Foods Co., 2016 Tranche B TL, 3.56%, 4/02/16	United States	5,600,017	5,560,912

Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	3,672,800	3,679,973
Michael Foods Group Inc., Term Loan B, 4.25%, 2/25/18	United States	1,656,681	1,668,277
			10,909,162
Health Care Equipment & Services 2.2%			
[k]Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.496%, 4/28/15	United States	1,285,631	1,285,631
Parent Term Loan, 3.496% - 3.557%, 4/28/15	United States	5,289,082	5,289,082
[k]Carestream Health Inc., Term Loan B, 5.75%, 2/25/17	United States	404,040	396,023
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.561%, 7/25/14	United States	162,268	160,734
[k]Extend Term Loan, 3.811%, 1/25/17	United States	5,290,713	5,287,078
Term Loan, 2.561%, 7/25/14	United States	3,153,070	3,123,255
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	4,154,341	4,178,806
HCA Inc., Tranche B-2 Term Loan, 3.557%, 3/31/17	United States	5,031,995	5,028,150
Iasis Healthcare Corp., HoldCo Term Loan, PIK, 5.554%, 6/15/14	United States	650,484	643,772
Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	United States	7,461,053	7,499,522
			32,892,053
Materials 2.0%			
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	United States	5,813,900	5,915,643
Celanese U.S. Holdings LLC,			
Dollar Term Loan, 1.803%, 4/02/14	United States	926,244	927,981
Term Loan C, 3.303%, 10/31/16	United States	1,787,437	1,798,485
Consolidated Container Co. LLC, Second-Lien Term Loan, 5.75%, 9/28/14	United States	1,933,702	1,704,075
Georgia-Pacific LLC,			
Term Loan B, 2.307% - 2.31%, 12/20/12	United States	1,294,098	1,295,124
Term Loan C, 3.557% - 3.56%, 12/23/14	United States	2,541,239	2,551,651
[k]Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14	United States	1,355,349	1,365,939
Nalco Co.,			
Term Loan B-1, 4.50%, 10/05/17	United States	4,937,449	4,987,337
Term Loan C-1, 2.01%, 5/13/16	United States	590,838	591,330
Reynolds Group Holdings Inc, U.S. Term Loan, 4.25%, 2/09/18	United States	1,087,776	1,094,090
Rock-Tenn Co., Term Loan B, 5.00%, 5/31/18	United States	1,233,100	1,242,018
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	United States	4,258,220	4,296,812
[k]Walter Energy Inc., B Term Loan, 5.25%, 4/01/18	United States	1,319,800	1,330,028
			29,100,513
Media 2.0%			
Cinemark USA Inc., Extended Term Loan, 3.51% - 3.57%, 4/30/16	United States	2,495,177	2,510,994
[k]Clear Channel Communications Inc., Term Loan B, 3.896%, 1/29/16	United States	2,569,058	2,264,689
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 2.059%, 3/29/16	United States	6,324,949	6,343,955
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	7,611,443	6,003,526
Regal Cinemas Corp., Term Loan, 3.56%, 8/23/17	United States	2,118,997	2,125,170
Summit Entertainment LLC, Term Loan, 8.25%, 9/07/16	United States	7,110,000	6,932,250
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	237,804	239,835
Univision Communications Inc., Extended First Lien Term Loan, 4.496%, 3/31/17	United States	2,141,315	2,090,075
UPC Financing Partnership, Term Loan T, 3.761%, 12/31/16	Netherlands	702,295	704,271
			29,214,765
Pharmaceuticals, Biotechnology & Life Sciences 0.2%			
[k]Warner Chilcott Co. LLC, Term B-2 Loan , 4.00%, 3/15/18	Puerto Rico	594,755	598,224
[k]Warner Chilcott Corp. LLC, Term B-1 Loan , 4.00%, 3/15/18	Puerto Rico	1,189,510	1,196,449
[k]WC Luxco S.A.R.L., Term B-3 Loan, 5.50%, 3/15/18	Luxembourg	817,788	822,558
			2,617,231
Retailing 0.2%			
[k]Dollar General Corp., Tranche B-1 Term Loan, 2.996% - 3.054%, 7/07/14	United States	2,725,120	2,727,908
Software & Services 1.4%			
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Netherlands	7,110,000	7,023,756
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	2,273,812	2,290,156
First Data Corp.,			
Term Loan B-1, 3.002%, 9/24/14	United States	4,847,586	4,652,171
Term Loan B-2, 3.002%, 9/24/14	United States	1,323,258	1,269,915
Term Loan B-3, 3.002%, 9/24/14	United States	1,323,258	1,269,133
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.912% - 3.937%, 2/28/16	United States	2,219,034	2,227,753

Vertafore Inc., 2nd Lien Term Loan, 9.75%, 10/27/17	United States	1,832,000		1,868,640
				20,601,524
Telecommunication Services 0.5%				
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	8,178,733		8,243,247
Transportation 0.4%				
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	1,736,300		1,705,915
Tranche B Term Loan, 3.75%, 3/11/18	United States	3,910,000		3,918,137
				5,624,052
Utilities 0.1%				
NRG Energy Inc., Term Loan, 2.057%, 2/01/13	United States	6,526		6,499
[d]Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.746% - 3.803%, 10/10/14	United States	2,525,923		2,132,150
				2,138,649
Total Senior Floating Rate Interests (Cost $222,657,863)				227,507,495
Foreign Government and Agency Securities 22.0%				
[e]Arab Republic of Egypt, 144A, 5.75%, 4/29/20	Egypt	3,560,000		3,469,944
Export-Import Bank of Korea, senior note, 8.125%, 1/21/14	South Korea	2,770,000		3,176,367
[l]Government of Argentina, senior bond, FRN, 0.467%, 8/03/12	Argentina	30,000,000		7,305,000
Government of Australia, TB123, 5.75%, 4/15/12	Australia	20,350,000	AUD	21,257,468
Government of Hungary,				
5.50%, 2/12/14	Hungary	1,119,700,000	HUF	5,823,490
5.50%, 2/12/16	Hungary	1,389,700,000	HUF	7,035,199
6.50%, 6/24/19	Hungary	206,000,000	HUF	1,056,246
7.50%, 11/12/20	Hungary	312,600,000	HUF	1,705,819
senior note, 6.25%, 1/29/20	Hungary	6,230,000		6,360,861
Government of Indonesia,				
FR19, 14.25%, 6/15/13	Indonesia	35,480,000,000	IDR	4,685,006
FR20, 14.275%, 12/15/13	Indonesia	23,637,000,000	IDR	3,185,299
FR26, 11.00%, 10/15/14	Indonesia	1,800,000,000	IDR	229,974
FR34, 12.80%, 6/15/21	Indonesia	49,955,000,000	IDR	7,611,938
FR42, 10.25%, 7/15/27	Indonesia	2,000,000,000	IDR	251,474
FR44, 10.00%, 9/15/24	Indonesia	23,400,000,000	IDR	2,943,439
Government of Israel, 2680, 7.00%, 4/29/11	Israel	12,235,000	ILS	3,525,101
Government of Malaysia, senior bond,				
3.756%, 4/28/11	Malaysia	6,040,000	MYR	1,998,199
3.833%, 9/28/11	Malaysia	31,790,000	MYR	10,575,781
2.711%, 2/14/12	Malaysia	410,000	MYR	135,409
[l]3.718%, 6/15/12	Malaysia	3,155,000	MYR	1,052,007
2.509%, 8/27/12	Malaysia	16,510,000	MYR	5,418,673
3.461%, 7/31/13	Malaysia	6,400,000	MYR	2,124,709
3.814%, 2/15/17	Malaysia	11,400,000	MYR	3,781,448
4.24%, 2/07/18	Malaysia	600,000	MYR	202,543
Government of Mexico,				
M 10, 8.00%, 12/17/15	Mexico	350,000[m]	MXN	3,073,952
M 20, 10.00%, 12/05/24	Mexico	1,216,000[m]	MXN	12,083,906
Government of Norway, 6.00%, 5/16/11	Norway	153,570,000	NOK	27,878,475
Government of Poland,				
4.25%, 5/24/11	Poland	1,230,000	PLN	433,304
4.75%, 4/25/12	Poland	41,490,000	PLN	14,637,836
6.25%, 10/24/15	Poland	9,100,000	PLN	3,280,374
5.75%, 4/25/14 - 9/23/22	Poland	12,310,000	PLN	4,290,435
senior note, 6.375%, 7/15/19	Poland	4,000,000		4,439,974
[e]Government of Russia, 144A, 7.50%, 3/31/30	Russia	8,819,540		10,306,514
Government of Sri Lanka,				
A, 12.00%, 7/15/11	Sri Lanka	14,460,000	LKR	132,808
A, 6.90%, 8/01/12	Sri Lanka	1,900,000	LKR	17,099
A, 8.50%, 1/15/13	Sri Lanka	50,900,000	LKR	468,792
A, 13.50%, 2/01/13	Sri Lanka	59,500,000	LKR	592,772
A, 7.00%, 3/01/14	Sri Lanka	7,020,000	LKR	61,695
A, 11.25%, 7/15/14	Sri Lanka	176,100,000	LKR	1,730,824
A, 11.75%, 3/15/15	Sri Lanka	1,160,000	LKR	11,537
A, 6.50%, 7/15/15	Sri Lanka	14,920,000	LKR	124,228

A, 11.00%, 8/01/15	Sri Lanka	200,400,000	LKR	1,956,075
B, 6.60%, 6/01/14	Sri Lanka	7,100,000	LKR	61,430
Government of Sweden, 5.50%, 10/08/12	Sweden	95,865,000	SEK	15,897,078
Government of the Philippines, senior bond,				
5.75%, 2/21/12	Philippines	19,830,000	PHP	468,694
5.25%, 1/07/13	Philippines	34,600,000	PHP	805,577
8.75%, 3/03/13	Philippines	55,690,000	PHP	1,372,214
[e]Government of Ukraine, 144A, 7.75%, 9/23/20	Ukraine	4,000,000		4,119,620
Government of Venezuela,				
10.75%, 9/19/13	Venezuela	5,500,000		5,541,388
[i,a]Reg S, FRN, 1.303%, 4/20/11	Venezuela	1,265,000		1,262,470
[e]Government of Vietnam, 144A, 6.75%, 1/29/20	Vietnam	4,500,000		4,688,438
Korea Treasury Bond,				
4.75%, 12/10/11	South Korea	18,681,350,000	KRW	17,216,544
4.25%, 12/10/12	South Korea	3,560,000,000	KRW	3,282,158
5.25%, 9/10/12 - 3/10/13	South Korea	3,196,570,000	KRW	2,985,218
senior bond, 5.50%, 6/10/11	South Korea	1,411,820,000	KRW	1,293,549
senior bond, 4.00%, 6/10/12	South Korea	31,013,880,000	KRW	28,442,606
New South Wales Treasury Corp.,				
5.50%, 8/01/13	Australia	480,000	AUD	499,839
senior note, 5.50%, 3/01/17	Australia	3,540,000	AUD	3,646,007
Nota Do Tesouro Nacional,				
10.00%, 1/01/12	Brazil	6,910[m]	BRL	4,170,046
10.00%, 1/01/14	Brazil	2,700[m]	BRL	1,547,627
10.00%, 1/01/17	Brazil	7,400[m]	BRL	4,019,284
[g]Index Linked, 6.00%, 5/15/15	Brazil	3,890[m]	BRL	4,735,438
Queensland Treasury Corp.,				
6.00%, 6/14/11	Australia	4,150,000	AUD	4,303,587
6.00%, 8/14/13	Australia	600,000	AUD	633,517
6.00%, 9/14/17	Australia	1,200,000	AUD	1,264,101
[e]144A, 7.125%, 9/18/17	Australia	740,000	NZD	612,642
United Kingdom Treasury Bond, 5.00%, 3/07/12	United Kingdom	1,769,000	GBP	2,945,576
United Kingdom Treasury Note,				
3.25%, 12/07/11	United Kingdom	4,968,000	GBP	8,106,744
cvt., 9.00%, 7/12/11	United Kingdom	520,000	GBP	853,975
Western Australia Treasury Corp.,				
5.50%, 7/17/12	Australia	8,010,000	AUD	8,339,874
8.00%, 6/15/13	Australia	430,000	AUD	470,902
Total Foreign Government and Agency Securities (Cost $292,486,647)				324,018,137
U.S. Government and Agency Securities 1.3%				
U.S. Treasury Bond,				
4.50%, 2/15/16 - 5/15/17	United States	4,000,000		4,430,156
7.875%, 2/15/21	United States	2,600,000		3,577,844
7.125%, 2/15/23	United States	1,980,000		2,622,882
U.S. Treasury Note,				
2.375%, 3/31/16	United States	4,800,000		4,827,375
4.625%, 2/15/17	United States	600,000		667,922
4.75%, 8/15/17	United States	2,900,000		3,246,869
Total U.S. Government and Agency Securities (Cost $18,645,649)				19,373,048
Asset-Backed Securities and Commercial Mortgage-Backed Securities 3.6%				
Banks 1.5%				
[e,i]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.005%, 11/15/15	United States	4,429,247		4,194,731
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	1,275,000		842,477
GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38	United States	10,000		10,449
[i]GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	2,405,000		2,582,079
[i]Homebanc Mortgage Trust, 2005-4, A1, FRN, 0.52%, 10/25/35	United States	2,230,243		1,710,822
[e,i]Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1, 144A, FRN, 0.34%, 6/15/20	United States	6,932,516		6,455,004
Wells Fargo Mortgage Backed Securities Trust,				
[i]2004-W, A9, FRN, 2.762%, 11/25/34	United States	2,383,719		2,379,512
2007-3, 3A1, 5.50%, 4/25/37	United States	3,672,411		3,830,334
				22,005,408

Diversified Financials 2.0%			
[e,i] ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.312%, 11/25/20	Cayman Islands	1,380,000	1,214,317
[e,i] Armstrong Loan Funding Ltd., 2008-1A, B, 144A, FRN, 1.304%, 8/01/16	Cayman Islands	5,361,142	5,035,426
[e,i] Babson CLO Ltd., 2005-2A, A1, 144A, FRN, 0.553%, 7/20/19	Cayman Islands	2,045,349	1,958,064
[e,i] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.65%, 3/11/21	Cayman Islands	1,251,000	995,984
Citigroup Commercial Mortgage Trust,			
[e,i] 144A, FRN, 0.325%, 4/15/22	United States	1,028,887	1,001,082
[i] 2007-C6, AM, FRN, 5.886%, 6/10/17	United States	1,700,000	1,720,730
2008-C7, A4, 6.299%, 12/10/49	United States	8,700,000	9,559,478
[e,i] Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.303%, 10/15/21	Cayman Islands	860,000	751,137
[e,i] Commercial Industrial Finance Corp., 2007-3A, A1J, FRN, 144A, 0.703%, 7/26/21	Cayman Islands	960,000	786,893
JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LDP2, AM, 4.78%, 7/15/42	United States	775,000	805,349
[e,i] MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 0.809%, 12/21/17	United States	1,400,000	1,255,919
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	71,205	70,427
[e,i] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.529%, 8/01/22	Cayman Islands	4,789,638	4,371,742
			29,526,548
Real Estate 0.1%			
[e,i] Credit Suisse Mortgage Capital Certificates, 2006-TF2A, A2, 144A, FRN, 0.425%, 10/15/21	United States	838,229	808,228
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $49,439,840)			52,340,184
Mortgage-Backed Securities 6.4%			
[i] **Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†**			
FHLMC, 2.473%, 1/01/33	United States	103,117	107,885
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.9%			
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 6/01/19	United States	1,406,151	1,487,193
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19	United States	1,633,502	1,750,446
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	417,434	452,903
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	16,472	17,916
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	5,579	6,074
FHLMC Gold 30 Year, 4.00%, 10/01/40	United States	3,944,603	3,879,996
FHLMC Gold 30 Year, 4.50%, 9/01/40 - 10/01/40	United States	6,173,543	6,282,716
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 6/01/37	United States	4,251,029	4,452,671
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/36	United States	4,341,075	4,662,807
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 6/01/37	United States	4,359,076	4,763,444
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36	United States	315,776	355,947
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	76,494	88,069
FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31	United States	2,149	2,492
			28,202,674
[i] **Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†**			
FNMA, 2.441%, 12/01/34	United States	366,387	384,862
FNMA, 2.639%, 4/01/20	United States	66,561	67,138
			452,000
Federal National Mortgage Association (FNMA) Fixed Rate 4.2%			
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	353,926	374,094
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	420,902	450,723
FNMA 15 Year, 5.50%, 11/01/13 - 1/01/25	United States	10,269,907	11,103,925
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	6,883	7,510
FNMA 15 Year, 7.00%, 5/01/12	United States	356	363
FNMA 30 Year, 4.00%, 7/01/39 - 12/01/40	United States	14,083,548	13,875,314
FNMA 30 Year, 4.50%, 4/01/39 - 8/01/40	United States	10,751,129	10,959,727
FNMA 30 Year, 5.00%, 4/01/34 - 6/01/40	United States	4,996,425	5,251,489
FNMA 30 Year, 5.50%, 8/01/33 - 9/01/35	United States	2,500,593	2,690,334
FNMA 30 Year, 6.00%, 6/01/34 - 10/01/38	United States	14,409,333	15,730,364
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	1,765,928	1,988,436
			62,432,279
Government National Mortgage Association (GNMA) Fixed Rate 0.3%			
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	1,144,082	1,221,392
GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36	United States	1,190,785	1,298,375
GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32	United States	6,816	7,720
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	97,647	112,940
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	2,189	2,551

GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	324,405	346,860
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	358,157	393,078
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	136,388	153,977
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	33,627	39,096
			3,575,989
Total Mortgage-Backed Securities (Cost $93,417,486)			94,770,827
Municipal Bonds 6.9%			
Bay Area Toll Authority Toll Bridge Revenue, Build America Bonds, Series S1, 7.043%, 4/01/50	United States	6,100,000	6,231,272
California State GO,			
7.625%, 3/01/40	United States	2,400,000	2,627,880
5.25%, 11/01/40	United States	560,000	515,922
Build America Bonds, 7.60%, 11/01/40	United States	4,770,000	5,220,622
Build America Bonds, Various Purpose, 7.55%, 4/01/39	United States	8,500,000	9,247,915
Refunding, 5.00%, 4/01/38	United States	10,000,000	8,915,400
Various Purpose, 6.00%, 4/01/38	United States	3,500,000	3,571,085
Various Purpose, 6.00%, 11/01/39	United States	160,000	163,211
Various Purpose, Refunding, 5.25%, 3/01/38	United States	2,335,000	2,160,996
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	300,000	251,913
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	290,000	260,878
California State Public Works Board Lease Revenue, Various Capital Projects, Series I, 6.125%, 11/01/29	United States	1,405,000	1,456,535
Chicago Waterworks Revenue, Second Lien, Refunding, 5.25%, 11/01/38	United States	1,895,000	1,754,334
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,			
8/01/25	United States	2,500,000	1,039,175
8/01/26	United States	1,290,000	491,555
8/01/27	United States	1,720,000	607,538
8/01/29	United States	1,720,000	513,334
Cook County GO, Build America Bonds, Series D, 6.229%, 11/15/34	United States	3,200,000	3,058,656
Detroit School District GO, Qualified School Construction Bonds, 6.645%, 5/01/29	United States	8,000,000	7,790,560
Illinois State GO,			
5.877%, 3/01/19	United States	6,575,000	6,573,356
Build America Bonds, 7.35%, 7/01/35	United States	4,600,000	4,704,880
Los Angeles County Public Works Financing Authority Lease Revenue, Build America Bonds-Recovery Zone Economic Development, Refunding, 7.488%, 8/01/33	United States	4,075,000	4,239,182
Metropolitan Water District of Southern California Waterworks Revenue, Authorization, Series C, 4.75%, 7/01/36	United States	1,790,000	1,694,199
*New York City IDA, 144A, 11.00%, 3/01/29	United States	600,000	745,680
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Build America Bonds, Series CC, 6.282%, 6/15/42	United States	4,500,000	4,476,285
New York City Transitional Finance Authority Revenue, sub. bond, Future Tax Secured, Series C, 5.00%, 11/01/39	United States	7,000,000	6,812,890
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,			
8/01/27	United States	370,000	129,426
8/01/30	United States	370,000	101,262
8/01/32	United States	460,000	106,081
8/01/33	United States	245,000	51,840
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series C, 5.75%, 7/01/36	United States	900,000	833,481
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.50%, 8/01/42	United States	6,180,000	5,664,094
Redondo Beach USD, GO, Build America Bonds, Election of 2008, Direct Payment to District, Series D, 6.461%, 8/01/40	United States	1,510,000	1,465,636
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Series A, 5.00%, 1/01/38	United States	1,990,000	1,941,126
San Francisco City and County GO, Build America Bonds,			
5.75%, 6/15/27	United States	1,700,000	1,743,197
5.93%, 6/15/28	United States	1,520,000	1,574,279
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,			
9/01/30	United States	895,000	262,163
3/01/31	United States	245,000	69,786
Sonoma County Pension Obligation Revenue, Series A, 6.00%, 12/01/29	United States	2,100,000	1,957,074
Total Municipal Bonds (Cost $99,964,873)			101,024,698

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Total Investments before Short Term Investments (Cost $1,294,488,048)				1,365,135,033
Short Term Investments 6.7%				
Foreign Government and Agency Securities 4.4%				
[k,q]Bank of Negara Monetary Note, 4/05/11 - 3/29/12	Malaysia	34,875,000	MYR	11,307,462
[q]Egypt Treasury Bills, 4/05/11 - 2/21/12	Egypt	131,925,000	EGP	21,113,132
[q]Government of Sweden, 9/21/11	Sweden	82,940,000	SEK	13,021,423
[q]Israel Treasury Bills, 4/06/11 - 1/04/12	Israel	55,445,300	ILS	15,797,581
[q]Malaysia Treasury Bills, 6/24/11 - 2/24/12	Malaysia	1,620,000	MYR	526,256
[q]Philippine Treasury Bills, 7/13/11 - 1/11/12	Philippines	18,290,000	PHP	419,905
[q]Sri Lanka Treasury Bills, 7/08/11 - 2/17/12	Sri Lanka	26,620,000	LKR	229,985
[q]United Kingdom Treasury Bills, 8/01/11 - 8/08/11	United Kingdom	1,389,000	GBP	2,223,517
Total Foreign Government and Agency Securities (Cost $64,710,237)				64,639,261
Total Investments before Money Market Funds (Cost $1,359,198,285)				1,429,774,294
		Shares		
Money Market Funds (Cost $33,826,241) 2.3%				
[a,r]Institutional Fiduciary Trust Money Market Portfolio	United States	33,826,241		33,826,241
Total Investments (Cost $1,393,024,526) 99.4%				1,463,600,535
Other Assets, less Liabilities 0.6%				9,171,648
Net Assets 100.0%				$ 1,472,772,183

[†] Rounds to less than 0.1% of net assets.

[*] The principal amount is stated in U.S. dollars unless otherwise indicated.

[a] Non-income producing.

[b] Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2011, the aggregate value of these securities was $724 259, representing 0.05% of net assets.

[c] See Note 8 regarding investments in FT Holdings Corporation III.

[d] At March 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[e] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the aggregate value of these securities was $252,607,769, representing 17.15% of net assets.

[f] Perpetual security with no stated maturity date.

[g] Income may be reflected in the redemption value or received in additional securities and/or cash.

[h] Defaulted security or security for which income has been deemed uncollectible.

[i] The coupon rate shown represents the rate at period end.

[j] Income may be received in additional securities and/or cash.

[k] A portion or all of the security purchased on a when-issued or delayed delivery basis.

[l] The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[m] Principal amount is stated in 100 Mexican Peso Units.

[o] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the value of this security was $1,262,470, representing 0.09% of net assets.

[n] Principal amount is stated in 1,000 Brazilian Real Units.

[p] Redemption price at maturity is adjusted for inflation.

[q] The security is traded on a discount basis with no stated coupon rate.

[r] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	DBAB	Buy	20,841,000	459,205	4/11/11	$ 7,689	$ -
Indian Rupee	DBAB	Buy	44,691,000	984,600	4/12/11	16,408	-
Indian Rupee	JPHQ	Buy	30,019,000	663,257	4/13/11	8,995	-
Indian Rupee	JPHQ	Buy	29,466,000	651,038	4/15/11	8,580	-
Indian Rupee	DBAB	Buy	10,360,000	228,194	4/19/11	3,548	-
Indian Rupee	JPHQ	Buy	14,719,000	323,850	4/19/11	5,398	-
Euro	DBAB	Sell	3,362,808	4,461,815	4/21/11	-	(301,261)
Euro	DBAB	Buy	1,528,000	2,171,517	4/21/11	-	(7,261)
Euro	DBAB	Buy	833,800	1,178,159	4/21/11	2,834	-
Chilean Peso	MSCO	Buy	220,380,000	419,564	4/25/11	40,616	-
Indian Rupee	DBAB	Buy	20,931,000	462,155	4/26/11	5,432	-
Chilean Peso	JPHQ	Buy	234,301,000	446,075	4/27/11	43,071	-
Indian Rupee	JPHQ	Buy	2,986,000	65,887	4/27/11	806	-
Chilean Peso	CITI	Buy	377,668,000	723,502	4/28/11	64,867	-
Indian Rupee	JPHQ	Buy	14,815,000	326,898	4/28/11	3,937	-
Indian Rupee	JPHQ	Buy	14,829,000	327,351	4/29/11	3,734	-
Chilean Peso	DBAB	Buy	1,554,000,000	3,000,000	5/04/11	242,070	-
Euro	DBAB	Sell	3,010,000	3,997,581	5/04/11	-	(264,694)
Philippine Peso	JPHQ	Buy	91,360,000	2,000,000	5/04/11	101,446	-
Euro	DBAB	Sell	100,000	126,466	5/10/11	-	(15,119)
Euro	DBAB	Sell	683,564	841,331	5/20/11	-	(126,284)
Euro	DBAB	Buy	683,564	928,553	5/20/11	39,062	-
Indian Rupee	DBAB	Buy	28,359,000	596,780	6/01/11	32,321	-
Indian Rupee	HSBC	Buy	32,771,000	680,842	6/03/11	45,853	-
Indian Rupee	DBAB	Buy	20,889,000	432,127	6/07/11	30,730	-
Indian Rupee	HSBC	Buy	5,576,000	117,069	6/08/11	6,460	-
Indian Rupee	DBAB	Buy	5,655,000	117,641	6/10/11	7,590	-
Indian Rupee	HSBC	Buy	14,080,000	292,955	6/13/11	18,670	-
Indian Rupee	DBAB	Buy	14,156,000	296,958	6/16/11	16,168	-
Indian Rupee	DBAB	Buy	12,894,000	270,825	6/20/11	14,167	-
Euro	DBAB	Sell	1,768,675	2,164,858	6/27/11	-	(336,769)
Euro	UBSW	Sell	4,274,000	5,266,936	6/29/11	-	(777,990)
Euro	DBAB	Sell	1,245,890	1,542,411	6/29/11	-	(219,711)
Euro	DBAB	Sell	1,485,071	1,870,595	7/07/11	-	(229,368)
Indian Rupee	JPHQ	Buy	192,280,000	4,000,000	7/14/11	231,029	-
Euro	DBAB	Sell	1,056,111	1,384,562	8/08/11	-	(107,567)
Chilean Peso	JPHQ	Buy	1,543,470,600	2,982,552	8/18/11	202,270	-
Japanese Yen	UBSW	Sell	32,055,000	377,220	8/18/11	-	(8,779)
Japanese Yen	DBAB	Sell	19,550,000	230,068	8/18/11	-	(5,349)
Japanese Yen	JPHQ	Sell	15,928,000	186,467	8/18/11	-	(5,334)
Chilean Peso	JPHQ	Buy	509,866,000	983,822	8/19/11	68,129	-
Japanese Yen	HSBC	Sell	15,854,000	186,546	8/19/11	-	(4,366)
Euro	BZWS	Sell	2,124,000	2,728,809	8/22/11	-	(270,978)
Euro	UBSW	Sell	1,750,000	2,253,510	8/22/11	-	(218,066)
Japanese Yen	BZWS	Sell	15,895,000	187,119	8/22/11	-	(4,293)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Japanese Yen	DBAB	Sell	15,915,000	187,588		8/22/11	-	(4,065)
Japanese Yen	MSCO	Sell	12,500,000	147,156		8/22/11	-	(3,373)
Euro	UBSW	Sell	1,750,000	2,249,835		8/23/11	-	(221,676)
Japanese Yen	FBCO	Sell	31,524,000	370,871		8/23/11	-	(8,755)
Japanese Yen	CITI	Sell	31,757,000	374,480		8/23/11	-	(7,951)
Japanese Yen	DBAB	Sell	15,708,000	185,538		8/23/11	-	(3,624)
Japanese Yen	JPHQ	Sell	31,689,000	373,471		8/24/11	-	(8,145)
Japanese Yen	BZWS	Sell	31,584,000	373,175		8/24/11	-	(7,177)
Euro	BZWS	Sell	2,785,000	3,524,418		8/25/11	-	(408,607)
Euro	DBAB	Sell	993,304	1,275,551		8/25/11	-	(127,210)
Japanese Yen	DBAB	Sell	660,099,000	7,771,673		8/25/11	-	(177,688)
Japanese Yen	BZWS	Sell	12,566,000	148,103		8/25/11	-	(3,250)
Japanese Yen	HSBC	Sell	100,246,000	1,199,235		8/26/11	-	(8,033)
Japanese Yen	UBSW	Sell	34,903,000	415,794		8/26/11	-	(4,536)
Japanese Yen	JPHQ	Sell	15,991,000	188,831		8/26/11	-	(3,745)
United States Dollar	UBSW	Buy	3,000,000	2,370,230	EUR	8/26/11	-	(347,191)
Japanese Yen	BZWS	Sell	37,600,000	446,588		8/30/11	-	(6,242)
Japanese Yen	JPHQ	Sell	15,743,000	185,561		9/01/11	-	(4,041)
Philippine Peso	HSBC	Buy	16,853,000	373,963		10/04/11	11,268	-
Philippine Peso	DBAB	Buy	21,010,000	466,930		10/04/11	13,322	-
Euro	UBSW	Sell	2,850,000	3,899,028		10/05/11	-	(121,255)
Philippine Peso	DBAB	Buy	25,119,000	560,905		10/05/11	13,248	-
Philippine Peso	HSBC	Buy	25,126,000	561,375		10/05/11	12,938	-
Philippine Peso	JPHQ	Buy	6,636,000	148,244		10/06/11	3,431	-
Euro	BZWS	Sell	2,749,000	3,825,508		10/07/11	-	(52,054)
Philippine Peso	DBAB	Buy	20,621,000	463,539		10/07/11	7,762	-
Philippine Peso	HSBC	Buy	16,532,000	372,771		10/11/11	5,012	-
Philippine Peso	CITI	Buy	8,254,000	186,624		10/11/11	1,993	-
Philippine Peso	DBAB	Buy	16,501,000	372,660		10/11/11	4,414	-
Philippine Peso	JPHQ	Buy	8,232,000	185,828		10/11/11	2,286	-
Philippine Peso	DBAB	Buy	4,913,000	111,492		10/12/11	773	-
Euro	DBAB	Sell	595,343	823,419		10/13/11	-	(16,173)
Philippine Peso	HSBC	Buy	8,192,000	184,525		10/13/11	2,659	-
Philippine Peso	JPHQ	Buy	18,311,000	413,201		10/13/11	5,199	-
Japanese Yen	DBAB	Sell	382,080,000	4,725,379		10/20/11	120,744	-
Philippine Peso	JPHQ	Buy	237,550,000	5,353,601		10/21/11	72,516	-
Japanese Yen	JPHQ	Sell	270,990,000	3,355,498		10/25/11	89,400	-
Euro	BZWS	Sell	1,993,000	2,780,235		10/26/11	-	(29,258)
Euro	UBSW	Sell	2,679,000	3,731,177		10/27/11	-	(45,236)
Japanese Yen	JPHQ	Sell	360,360,000	4,441,076		10/31/11	97,429	-
Euro	UBSW	Sell	1,480,440	2,005,404		11/17/11	-	(80,079)
Philippine Peso	JPHQ	Buy	191,280,000	4,322,712		11/25/11	40,112	-
Japanese Yen	BOFA	Sell	620,288,000	7,491,401		11/28/11	11,304	-
Euro	UBSW	Sell	3,920,000	5,143,236		12/01/11	-	(376,371)
Japanese Yen	BZWS	Sell	257,790,000	3,082,875		12/05/11	-	(26,184)
Euro	DBAB	Sell	3,210,000	4,245,546		12/08/11	-	(273,328)
Euro	DBAB	Sell	2,870,000	3,822,697		12/09/11	-	(217,415)
Euro	UBSW	Sell	3,400,000	4,491,128		12/12/11	-	(294,609)
Euro	DBAB	Sell	1,410,000	1,858,380		12/12/11	-	(126,293)
Japanese Yen	UBSW	Sell	351,760,000	4,208,159		12/12/11	-	(34,697)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Euro	CITI	Sell	3,868,000	5,157,398	12/15/11	-	(286,561)
Euro	DBAB	Sell	486,875	649,092	12/15/11	-	(36,153)
British Pound	DBAB	Sell	600,000	943,620	12/16/11	-	(14,306)
Euro	UBSW	Sell	2,137,312	2,847,413	12/19/11	-	(160,332)
Chilean Peso	DBAB	Buy	2,449,000,000	4,829,994	1/10/12	144,952	-
Indian Rupee	HSBC	Buy	139,650,000	2,922,159	1/10/12	57,862	-
Japanese Yen	HSBC	Sell	183,560,000	2,246,756	1/10/12	31,419	-
Euro	UBSW	Sell	3,940,000	5,100,035	1/11/12	-	(440,358)
Euro	DBAB	Sell	2,187,000	2,834,111	1/11/12	-	(241,228)
Euro	BZWS	Sell	1,691,484	2,188,781	1/11/12	-	(189,769)
Euro	JPHQ	Sell	1,802,953	2,331,669	1/13/12	-	(203,458)
Japanese Yen	BZWS	Sell	460,675,000	5,577,179	1/13/12	17,024	-
Philippine Peso	JPHQ	Buy	35,843,000	814,151	1/13/12	1,575	-
Philippine Peso	HSBC	Buy	5,750,000	130,732	1/17/12	101	-
Euro	BZWS	Sell	2,912,410	3,881,369	1/19/12	-	(212,943)
Japanese Yen	DBAB	Sell	271,680,000	3,293,490	1/19/12	13,967	-
Euro	DBAB	Sell	2,000,000	2,716,500	1/26/12	-	(94,475)
Euro	BZWS	Sell	1,007,118	1,357,595	1/26/12	-	(57,897)
Euro	DBAB	Sell	1,587,264	2,146,426	1/27/12	-	(84,380)
Euro	DBAB	Sell	3,014,151	4,103,767	2/02/12	-	(131,596)
Chilean Peso	DBAB	Buy	725,000,000	1,472,081	2/08/12	-	(4,298)
Chilean Peso	BZWS	Buy	486,100,000	981,227	2/08/12	2,896	-
Chilean Peso	JPHQ	Buy	482,900,000	976,049	2/08/12	1,596	-
Indian Rupee	HSBC	Buy	186,760,000	3,883,552	2/08/12	83,416	-
Chilean Peso	BZWS	Buy	1,001,200,000	2,020,789	2/09/12	5,931	-
Euro	UBSW	Sell	2,151,000	2,920,563	2/13/12	-	(100,826)
Euro	DBAB	Sell	1,250,438	1,690,529	2/14/12	-	(65,833)
Singapore Dollar	DBAB	Buy	1,158,000	905,912	2/24/12	13,693	-
Singapore Dollar	DBAB	Buy	722,000	566,230	2/27/12	7,138	-
Singapore Dollar	DBAB	Buy	723,000	566,295	2/29/12	7,870	-
Euro	UBSW	Sell	2,581,000	3,523,246	3/01/12	-	(100,088)
Japanese Yen	JPHQ	Sell	85,800,000	1,055,610	3/01/12	18,879	-
Japanese Yen	UBSW	Sell	95,700,000	1,177,209	3/01/12	20,854	-
Japanese Yen	HSBC	Sell	85,800,000	1,056,000	3/01/12	19,269	-
Euro	DBAB	Sell	1,500,000	2,101,800	3/15/12	-	(2,992)
Singapore Dollar	JPHQ	Buy	1,394,000	1,089,999	3/19/12	17,092	-
Singapore Dollar	HSBC	Buy	1,113,000	872,284	3/19/12	11,641	-
Singapore Dollar	DBAB	Buy	973,400	763,050	3/19/12	10,008	-
Singapore Dollar	HSBC	Buy	837,000	653,676	3/21/12	11,058	-
Singapore Dollar	DBAB	Buy	1,048,000	817,536	3/21/12	14,772	-
	Unrealized appreciation (depreciation)					2,300,703	(8,378,943)
	Net unrealized appreciation (depreciation)						$ (6,078,240)

*In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2011 (unaudited) *(continued)*

At March 31, 2011, the Fund had the following credit default swap contracts outstanding. See Note 3.

Description	Counterparty[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Rating[c]
Contracts to Sell Protection[d]									
Traded Index									
LCDX.NA.15	BZWS	14,000,000	2.50%	12/20/15	$72,294	$ (60,564)	$ 132,858	$ -	Non Investment Grade
LCDX.NA.15	FBCO	7,000,000	2.50%	12/20/15	33,717	(13,064)	46,781	-	Non Investment Grade
Unrealized appreciation (depreciation)							179,639	-	
Net unrealized appreciation (depreciation)							$ 179,639		

[a] Positions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the Fund. At March 31, 2011, no collateral had been exchanged with counterparties.

[b] In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[c] Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

[d] The Fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy for traded index swaps.

ABBREVIATIONS

Currency

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HSBC - HSBC Bank USA, N.A.
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBS AG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso

MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
ID - Improvement District
IDA - Industrial Development Authority/Agency
L/C - Letter of Credit
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PIK - Payment-In-Kind
SF - Single Family
USD - Unified/Union School District

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds •		
Domestic Equity 33.1%		
Mutual Shares Securities Fund, Class 1	79,561,006	$ 1,348,559,052
Domestic Hybrid 33.0%		
Franklin Income Securities Fund, Class 1	84,513,436	1,345,453,899
Foreign Equity 33.3%		
Templeton Growth Securities Fund, Class 1	114,315,285	1,356,922,430
Total Investments in Underlying Funds (Cost $3,424,264,592) 99.4%		4,050,935,381
Other Assets, less Liabilities 0.6%		25,228,951
Net Assets 100.0%		$ 4,076,164,332

Franklin U.S. Government Fund		Principal Amount		Value
Mortgage-Backed Securities 68.7%				
[a]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%**†				
FHLMC, 2.346%, 6/01/22	$	175,511	$	183,239
FHLMC, 2.489%, 2/01/19		119,594		126,337
				309,576
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.5%				
FHLMC Gold 15 Year, 4.50%, 3/01/25		9,345,785		9,830,935
FHLMC Gold 15 Year, 4.50%, 4/01/25		8,781,347		9,228,397
FHLMC Gold 30 Year, 4.00%, 11/01/40		5,962,599		5,864,939
FHLMC Gold 30 Year, 4.50%, 5/01/40		4,143,098		4,216,364
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 6/01/37		8,682,438		9,107,952
FHLMC Gold 30 Year, 5.00%, 6/01/39		8,361,618		8,739,428
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35		7,021,014		7,535,175
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35		5,254,170		5,778,347
FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35		2,063,463		2,328,738
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32		816,760		938,317
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24		31,587		36,348
FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22		35,842		41,953
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31		1,176,656		1,417,017
FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17		6,607		6,903
FHLMC PC 30 Year, 8.50%, 9/01/20		1,551		1,817
				65,072,630
[a]**Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%**				
FNMA, 2.356%, 1/01/18		871,091		910,231
FNMA, 2.375%, 2/01/19		128,133		134,041
FNMA, 2.609%, 9/01/18		309,462		327,534
FNMA, 4.532%, 7/01/19		113,882		114,412
FNMA, 4.829%, 3/01/20		101,593		107,057
				1,593,275
Federal National Mortgage Association (FNMA) Fixed Rate 11.7%				
FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17		751,431		815,086
FNMA 15 Year, 5.50%, 1/01/25		13,272,846		14,374,651
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17		792,217		865,978
FNMA 30 Year, 4.00%, 10/01/40		7,316,607		7,209,615
[b]FNMA 30 Year, 4.50%, 4/01/39		10,000,000		10,179,690
FNMA 30 Year, 5.00%, 3/01/34 - 9/01/40		19,798,948		20,771,401
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35		9,300,608		10,010,501
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38		25,539,798		27,883,258
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36		4,642,683		5,230,398
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25		113,171		130,853
FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25		184,725		215,231
FNMA 30 Year, 8.50%, 10/01/19 - 6/01/21		2,673		3,120
FNMA 30 Year, 9.00%, 10/01/26		377,497		444,840
FNMA GL 30 Year, 8.00%, 8/01/19 - 6/01/20		54,241		59,873
FNMA PL 30 Year, 5.50%, 4/01/34		3,835,489		4,131,909
				102,326,404
Government National Mortgage Association (GNMA) Fixed Rate 49.3%				
GNMA I SF 30 Year, 4.00%, 10/15/40 – 2/15/41		16,398,329		16,437,617
GNMA I SF 30 Year, 4.50%, 9/15/39		9,054,463		9,360,522
GNMA I SF 30 Year, 4.50%, 1/15/39 – 7/15/40		64,977,060		67,202,027
GNMA I SF 30 Year, 4.50%, 7/15/40		13,053,467		13,494,701
GNMA I SF 30 Year, 4.50%, 8/15/40		9,185,601		9,496,093
GNMA I SF 30 Year, 5.00%, 8/15/39		9,489,768		10,082,879
GNMA I SF 30 Year, 5.00%, 2/15/40		15,050,938		16,038,657
GNMA I SF 30 Year, 5.00%, 3/15/40		8,425,318		8,978,230
GNMA I SF 30 Year, 5.00%, 6/15/30 – 6/15/40		66,917,332		71,313,544
GNMA I SF 30 Year, 5.50%, 11/15/28 – 10/15/39		37,411,414		40,755,188
GNMA I SF 30 Year, 6.00%, 11/15/23 – 11/15/38		20,644,897		22,794,753
GNMA I SF 30 Year, 6.50%, 5/15/23 – 9/15/38		6,626,690		7,510,365
GNMA I SF 30 Year, 7.00%, 3/15/22 – 1/15/32		1,826,859		2,103,360
GNMA I SF 30 Year, 7.50%, 2/15/17 – 8/15/33		1,693,216		1,990,110
GNMA I SF 30 Year, 8.00%, 2/15/17 – 5/15/24		493,762		568,411

GNMA I SF 30 Year, 8.25%, 4/15/25	19,480	19,724
GNMA I SF 30 Year, 8.50%, 6/15/22 – 12/15/24	161,181	183,771
GNMA I SF 30 Year, 9.00%, 6/15/16 – 5/15/20	65,606	74,387
GNMA I SF 30 Year, 9.50%, 7/15/16 – 6/15/21	191,325	218,139
GNMA I SF 30 Year, 10.00%, 10/15/17 – 8/15/21	109,011	122,647
GNMA II SF 30 Year, 4.00%, 11/20/40	10,958,126	10,979,242
GNMA II SF 30 Year, 4.00%, 12/20/40	5,278,133	5,288,304
GNMA II SF 30 Year, 4.50%, 10/20/39 – 2/20/40	8,378,983	8,649,693
GNMA II SF 30 Year, 4.50%, 7/20/40	13,147,837	13,569,662
GNMA II SF 30 Year, 4.50%, 9/20/40	13,204,063	13,627,692
GNMA II SF 30 Year, 5.00%, 9/20/33 – 6/20/40	21,946,924	23,409,999
GNMA II SF 30 Year, 5.50%, 2/20/36	10,909,492	11,862,936
GNMA II SF 30 Year, 5.50%, 5/20/34 – 6/20/38	19,455,888	21,154,360
GNMA II SF 30 Year, 6.00%, 11/20/23 – 7/20/39	18,756,393	20,539,414
GNMA II SF 30 Year, 6.50%, 12/20/27 – 4/20/34	1,861,896	2,101,167
GNMA II SF 30 Year, 7.00%, 5/20/32	30,350	35,011
GNMA II SF 30 Year, 7.50%, 5/20/17 – 5/20/33	344,721	394,738
GNMA II SF 30 Year, 8.00%, 7/20/16 – 8/20/26	36,704	39,702
GNMA II SF 30 Year, 9.50%, 4/20/25	3,080	3,691
		430,400,736
Total Mortgage-Backed Securities (Cost $580,467,794)		599,702,621
U.S. Government and Agency Securities 27.1%		
FFCB, 1.50%, 11/16/15	10,000,000	9,709,380
FHLB,		
0.875%, 8/22/12	20,000,000	20,080,300
3.625%, 5/29/13	4,500,000	4,758,260
5.125%, 8/14/13	11,000,000	12,038,235
5.375%, 8/19/11	12,000,000	12,242,760
FHLMC, 5.125%, 11/17/17	10,000,000	11,265,620
FICO, 15, Strip, 3/07/16	15,000,000	13,189,470
FNMA,		
1.25%, 6/22/12	25,000,000	25,232,350
1.75%, 5/07/13	7,900,000	8,026,329
senior note, 5.375%, 6/12/17	26,000,000	29,641,742
HUD, 96-A,		
7.63%, 8/01/14	430,000	433,383
7.66%, 8/01/15	607,582	613,749
SBA,		
[a]FRN, 2.85%, 6/25/19	363,097	371,916
[a]FRN, 3.125%, 3/25/18	537,718	550,727
PC, 1995-20L, 1, 6.45%, 12/01/15	397,297	432,104
PC, 1996-20L, 1, 6.70%, 12/01/16	446,676	483,121
PC, 1997-20G, 1, 6.85%, 7/01/17	443,491	486,226
PC, 1998-20I, 1, 6.00%, 9/01/18	1,294,902	1,411,010
TVA,		
5.88%, 4/01/36	5,000,000	5,743,575
zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42	6,000,000	6,234,666
U.S. Treasury Note,		
2.375%, 9/30/14	17,000,000	17,475,473
2.375%, 8/31/14 - 10/31/14	15,000,000	15,416,799
2.50%, 4/30/15	18,250,000	18,727,639
3.125%, 8/31/13	12,000,000	12,611,256
4.75%, 5/15/14	8,000,000	8,844,376
Total U.S. Government and Agency Securities (Cost $224,052,648)		236,020,466

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Total Investments before Short Term Investments (Cost $804,520,442)		835,723,087
Short Term Investments (Cost $43,948,888) 5.0%		
Repurchase Agreements 5.0%		
[c]Joint Repurchase Agreement, 0.085%, 4/01/11 (Maturity Value $43,948,992)	43,948,888	43,948,888
Barclays Capital Inc. (Maturity Value $7,315,747)		
BNP Paribas Securities Corp. (Maturity Value $5,774,898)		
Credit Suisse Securities (USA) LLC (Maturity Value $4,619,918)		
Deutsche Bank Securities Inc. (Maturity Value $6,988,769)		
HSBC Securities (USA) Inc. (Maturity Value $5,774,898)		
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $5,774,898)		
Morgan Stanley & Co. Inc. (Maturity Value $5,774,898)		
UBS Securities LLC (Maturity Value $1,924,966)		
Collateralized by U.S. Government Agency Securities, 0.00% - 6.27%, 4/11/11 – 1/26/16; [d]U.S. Treasury Bills, 4/07/11 – 4/15/11; and U.S. Treasury Notes, 1.00% - 2.875%, 10/31/11 – 11/30/15 (valued at $44,901,147)		
Total Investments (Cost $848,469,330) 100.8%		879,671,975
Other Assets, less Liabilities (0.8)%		(7,171,896)
Net Assets 100.0%		$ 872,500,079

[†]Rounds to less than 0.1% of net assets.
[a]The coupon rate shown represents the rate at period end.
[b]A portion or all of the security purchased on to-be-announced basis.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2011, all repurchase agreements had been entered into on that date.
[d]The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FICO - Financing Corp.
FRN - Floating Rate Note
GL - Government Loan
HUD - Housing and Urban Development
PC - Participation Certificate
PL - Project Loan
SBA - Small Business Administration
SF - Single Family
TVA - Tennessee Valley Authority

Mutual Global Discovery Securities Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 92.6%			
Airlines 0.0%			
[a,b,c]Northwest Airlines Corp., Contingent Distribution	United States	8,167,000	$ —
Auto Components 0.3%			
[a,b,c]Collins & Aikman Products Co., Contingent Distribution	United States	218,708	2,187
[a,b,c]Dana Holding Corp., Contingent Distribution	United States	2,673,000	—
[a,d]IACNA Investor LLC	United States	47,271	473
[a,d,e]International Automotive Components Group Brazil LLC	Brazil	424,073	541,253
[a,d,e]International Automotive Components Group North America, LLC	United States	3,000,220	3,652,588
			4,196,501
Automobiles 1.9%			
[a]Daimler AG (EUR Traded)	Germany	323,994	22,954,165
[a]Daimler AG (USD Traded)	Germany	2,800	198,212
[a]General Motors Co.	United States	168,060	5,214,902
			28,367,279
Beverages 2.7%			
Carlsberg AS, B	Denmark	21,026	2,263,545
Coca-Cola Enterprises Inc.	United Kingdom	189,800	5,181,540
Dr. Pepper Snapple Group Inc.	United States	191,410	7,112,796
Pernod Ricard SA	France	275,378	25,713,973
			40,271,854
Biotechnology 2.0%			
[a]Amgen Inc.	United States	188,130	10,055,549
[a]Cephalon Inc.	United States	60,050	4,550,589
[a]Genzyme Corp.	United States	207,050	15,766,857
			30,372,995
Capital Markets 2.8%			
Morgan Stanley	United States	626,650	17,120,078
[a]UBS AG (CHF Traded)	Switzerland	1,445,336	25,938,296
			43,058,374
Chemicals 1.5%			
Airgas Inc.	United States	118,431	7,866,187
[a,b,c]Dow Corning Corp., Contingent Distribution	United States	300,000	—
Linde AG	Germany	97,340	15,371,843
			23,238,030
Commercial Banks 6.2%			
[a,d,f]The Bankshares Inc.	United States	800,000	2,923,888
Barclays PLC	United Kingdom	3,900,124	17,379,211
BNP Paribas	France	262,466	19,193,821
[a,d]Elephant Capital Holdings Ltd.	Japan	1,903	—
Intesa Sanpaolo SpA	Italy	4,588,660	13,575,971
[a,d]NCB Warrant Holdings Ltd., A	Japan	9,306	—
PNC Financial Services Group Inc.	United States	242,430	15,270,666
Wells Fargo & Co.	United States	802,340	25,434,178
			93,777,735
Commercial Services & Supplies 0.5%			
[a]Comdisco Holding Co. Inc.	United States	44	407
[a,b,c]Comdisco Holding Co. Inc., Contingent Distribution	United States	1,863,000	—
[a]Edenred	France	233,721	7,052,286
			7,052,693
Communications Equipment 0.9%			
Cisco Systems Inc.	United States	636,250	10,911,687
[a]Motorola Solutions Inc.	United States	53,323	2,383,005
			13,294,692
Computers & Peripherals 0.8%			
[a,b,c]DecisionOne Corp., Contingent Distribution	United States	33,639	—
Hewlett-Packard Co.	United States	301,620	12,357,371
			12,357,371

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Construction & Engineering 0.6%			
Vinci SA	France	158,174	9,882,777
Construction Materials 0.5%			
CRH PLC	Ireland	337,406	7,735,455
Containers & Packaging 0.6%			
Rexam PLC	United Kingdom	1,624,544	9,467,937
Diversified Financial Services 3.1%			
Bank of America Corp.	United States	1,311,930	17,488,027
Deutsche Boerse AG	Germany	247,739	18,797,859
[a,b,c]Marconi Corp., Contingent Distribution	United Kingdom	1,739,100	—
[a,g]North American Financial Holdings Inc., A, 144A	United States	84,454	1,477,945
[a,g]North American Financial Holdings Inc., B, 144A, non-voting	United States	263,962	4,619,335
NYSE Euronext Inc.	United States	123,422	4,340,751
			46,723,917
Diversified Telecommunication Services 1.9%			
AboveNet Inc.	United States	38,361	2,488,094
Cable & Wireless Communication PLC	United Kingdom	3,585,816	2,623,079
Cable & Wireless Worldwide PLC	United Kingdom	1,172,335	985,936
[a,b,c]Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—
Telefonica SA	Spain	909,701	22,770,200
			28,867,309
Electric Utilities 2.9%			
Brookfield Infrastructure Partners LP	Canada	321,984	7,154,484
[a,b,c]Calpine Corp., Contingent Distribution	United States	1,400,000	—
E.ON AG	Germany	585,820	17,979,482
Exelon Corp.	United States	459,650	18,955,966
[a,d]Prime AET&D Holdings No. 1 Pty. Ltd.	Australia	1,361,600	—
			44,089,932
Electrical Equipment 1.1%			
Alstom SA	France	274,010	16,200,085
Energy Equipment & Services 1.9%			
[a]North Atlantic Drilling Ltd.	Norway	390,400	702,171
[a]Petroleum Geo-Services ASA	Norway	11,710	187,649
[a]Pride International Inc.	United States	319,600	13,726,820
Seadrill Ltd.	Bermuda	125,842	4,549,520
[a]Transocean Ltd.	United States	117,343	9,146,887
			28,313,047
Food & Staples Retailing 4.0%			
Carrefour SA	France	448,729	19,863,222
CVS Caremark Corp.	United States	766,540	26,307,653
Koninklijke Ahold NV	Netherlands	1,032,646	13,853,651
			60,024,526
Food Products 4.1%			
Farmer Brothers Co.	United States	60,060	727,927
Kraft Foods Inc., A	United States	762,346	23,907,171
Lotte Confectionery Co. Ltd.	South Korea	88	120,303
Nestle SA	Switzerland	653,031	37,441,013
Nong Shim Co. Ltd.	South Korea	909	201,447
			62,397,861
Health Care Equipment & Supplies 3.4%			
Alcon Inc.	Switzerland	68,860	11,397,019
Beckman Coulter Inc.	United States	154,480	12,832,654
[a]Boston Scientific Corp.	United States	883,480	6,352,221
Medtronic Inc.	United States	404,120	15,902,122
[a]Zimmer Holdings Inc.	United States	93,887	5,682,980
			52,166,996
Health Care Providers & Services 1.9%			
Rhoen-Klinikum AG	Germany	608,573	13,193,458

UnitedHealth Group Inc.	United States	333,450	15,071,940
			28,265,398
Hotels, Restaurants & Leisure 1.5%			
Accor SA	France	278,320	12,503,359
Ladbrokes PLC	United Kingdom	4,875,840	10,352,182
			22,855,541
Household Durables 0.5%			
Stanley Black & Decker Inc.	United States	93,467	7,159,572
Independent Power Producers & Energy Traders 0.9%			
[a]NRG Energy Inc.	United States	644,630	13,885,330
Industrial Conglomerates 3.6%			
Jardine Matheson Holdings Ltd.	Hong Kong	398,522	17,750,170
Jardine Strategic Holdings Ltd.	Hong Kong	1,097,650	29,307,255
[a]Koninklijke Philips Electronics NV	Netherlands	254,720	8,140,675
			55,198,100
Insurance 3.6%			
ACE Ltd.	United States	356,360	23,056,492
[a]Alleghany Corp.	United States	4,231	1,400,363
E-L Financial Corp. Ltd.	Canada	8,478	4,261,729
[a,d]Imagine Group Holdings Ltd.	Bermuda	172,409	2,113,338
MetLife Inc.	United States	79,600	3,560,508
[a,d]Olympus Re Holdings Ltd.	United States	2,140	595
PartnerRe Ltd.	Bermuda	151,240	11,984,257
Zurich Financial Services AG	Switzerland	27,980	7,833,669
			54,210,951
IT Services 0.0%[†]			
[d]Glodyne Technoserve Ltd.	India	2,218	20,524
Machinery 1.1%			
Schindler Holding AG, PC	Switzerland	138,017	16,592,700
Marine 1.5%			
[h]A.P. Moller - Maersk AS, B	Denmark	2,494	23,455,600
Media 3.7%			
Comcast Corp., Special A	United States	153,800	3,571,236
Daekyo Co. Ltd.	South Korea	5,820	31,741
Eutelsat Communications	France	520,271	20,777,925
News Corp., A	United States	357,500	6,277,700
Time Warner Cable Inc.	United States	105,970	7,559,900
Time Warner Inc.	United States	222,200	7,932,540
Viacom Inc., B	United States	49,300	2,293,436
Vivendi SA	France	282,930	8,078,088
			56,522,566
Metals & Mining 1.0%			
ThyssenKrupp AG	Germany	372,096	15,184,553
Multi-Utilities 2.0%			
GDF Suez	France	630,284	25,676,076
Hera SpA	Italy	1,864,274	4,461,634
			30,137,710
Office Electronics 1.4%			
Xerox Corp.	United States	2,010,717	21,414,136
Oil, Gas & Consumable Fuels 3.9%			
BP PLC	United Kingdom	769,413	5,607,081
Marathon Oil Corp.	United States	173,570	9,253,017
Royal Dutch Shell PLC, A	United Kingdom	818,205	29,731,674
Total SA, B	France	127,842	7,781,114

The Williams Cos. Inc.	United States	225,950	7,045,121
			59,418,007
Pharmaceuticals 4.6%			
Eli Lilly & Co.	United States	539,140	18,961,554
Merck & Co. Inc.	United States	707,040	23,339,390
Pfizer Inc.	United States	1,342,441	27,264,977
			69,565,921
Real Estate Investment Trusts (REITs) 1.4%			
The Link REIT	Hong Kong	6,665,935	20,909,646
Real Estate Management & Development 0.9%			
[c]Canary Wharf Group PLC	United Kingdom	487,324	2,206,712
Great Eagle Holdings Ltd.	Hong Kong	1,613,524	5,403,547
Swire Pacific Ltd., B	Hong Kong	1,949,472	5,375,762
			12,986,021
Software 2.7%			
Microsoft Corp.	United States	806,798	20,460,397
Nintendo Co. Ltd.	Japan	47,500	12,837,684
[a]Symantec Corp.	United States	431,550	8,000,937
			41,299,018
Tobacco 10.5%			
Altria Group Inc.	United States	604,821	15,743,491
British American Tobacco PLC	United Kingdom	1,112,353	44,642,143
Imperial Tobacco Group PLC	United Kingdom	1,082,017	33,465,676
Lorillard Inc.	United States	311,020	29,550,010
Philip Morris International Inc.	United States	204,981	13,452,903
Reynolds American Inc.	United States	629,900	22,380,347
			159,234,570
Wireless Telecommunication Services 2.2%			
Vodafone Group PLC	United Kingdom	12,007,170	34,002,071
Total Common Stocks and Other Equity Interests (Cost $1,133,071,175)			1,404,175,301
Preferred Stocks 0.8%			
Automobiles 0.7%			
Volkswagen AG, pfd.	Germany	66,093	10,732,345
Diversified Financial Services 0.1%			
[a,d]Hightower Holding LLC, pfd., A, Series 2	United States	1,114,214	2,167,659
Total Preferred Stocks (Cost $8,478,218)			12,900,004
		Principal Amount	
Corporate Bonds, Notes and Senior Floating Rate Interests 2.2%			
[d]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	1,134	1,134
[i]CIT Group Inc., Term Loan Tranche 3, 6.25%, 8/11/15	United States	1,242,135	1,260,874
[i]Clear Channel Communications Inc., 3.896%, 1/29/16,			
[i]Delayed Draw 2 Term Loan	United States	1,509,000	1,315,189
[i]Tranche B Term Loan	United States	634,000	558,887
Tranche C Term Loan	United States	1,177,075	1,031,412
[d,e]International Automotive Components Group North America, LLC, 11.00%, 11/12/14	United States	407,500	407,500
[g]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	825,000	842,531
[h]9.75%, 8/15/13	Canada	889,000	895,667
Realogy Corp.,			
[i]Extended 1st Lien Term Loan, 4.562%, 10/10/16	United States	10,563,406	9,980,771
[i]Extended Synthetic Letter of Credit, 3.259%, 10/10/16	United States	858,784	811,417
[g]senior secured note, 144A, 7.875%, 2/15/19	United States	1,579,000	1,575,052
Seadrill Ltd., cvt., senior note, 3.625%, 11/08/12	Bermuda	1,400,000	1,821,750
[i]Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan, 3.759%, 10/10/14	United States	10,946,108	9,164,629
[i]Trident Exploration Corp., Exit Term Loan, 12.50%, 5/17/14	United States	3,017,597	3,198,653
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $31,331,628)			32,865,466

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

	Country	Shares	Value
Companies in Liquidation 0.0%†			
[a]Adelphia Recovery Trust	United States	5,379,562	26,898
[a,b]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	19,339
[a,b,c]Century Communications Corp., Contingent Distribution	United States	1,074,000	—
[a,d]FIM Coinvestor Holdings I, LLC	United States	2,077,368	—
Total Companies in Liquidation (Cost $497,456)			46,237
Total Investments before Short Term Investments (Cost $1,173,378,477)			1,449,987,008
		Principal Amount*	
Short Term Investments 5.6%			
U.S. Government and Agency Securities 4.0%			
[k]FHLB, 4/01/11	United States	9,600,000	9,600,000
[k]U.S. Treasury Bills,			
[l]6/23/11	United States	20,400,000	20,396,369
4/07/11 - 9/29/11	United States	30,900,000	30,890,044
Total U.S. Government and Agency Securities (Cost $60,877,540)			60,886,413
Total Investments before Money Market Funds and Repurchase Agreements (Cost $1,234,256,017)			1,510,873,421
[m]**Repurchase Agreements (Cost $15,700,000) 1.0%**			
Credit Suisse Securities (USA) LLC, 0.12%, 4/01/11 (Maturity Value $15,700,052) Collateralized by U.S. Treasury Notes, 0.75%, 5/31/12 (valued at $16,016,169)	United States	15,700,000	15,700,000
		Shares	
Investments from Cash Collateral Received for Loaned Securities 0.6%			
Money Market Funds 0.6%			
[a]Bank of New York Institutional Cash Reserve Fund, Series B	United States	31,953	25,563
[n]BNY Mellon Overnight Government Fund, 0.12%	United States	8,543,000	8,543,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost $8,574,953)			8,568,563
Total Investments (Cost $1,258,530,970) 101.2%			1,535,141,984
Other Assets, less Liabilities (1.2)%			(18,473,149)
Net Assets 100.0%			$ 1,516,668,835

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
[a] Non-income producing.
[b] Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
[c] Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2011, the aggregate value of these securities was $2,208,899, representing 0.15% of net assets.
[d] See Note 5 regarding restricted securities.
[e] At March 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[f] See Note 6 regarding holdings of 5% voting securities.
[g] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the aggregate value of these securities was $9,410,530, representing 0.62% of net assets.
[h] A portion or all of the security is on loan at March 31, 2011.
[i] The coupon rate shown represents the rate at period end.
[j] Security purchased on a delayed delivery basis.
[k] A portion of the security is traded on a discount basis with no stated coupon rate.
[l] Security or a portion of the security has been segregated as collateral for open forward and futures contracts. At March 31, 2011, the value of this security amounted to $1,796,689, representing 0.12% of net assets.
[m] At March 31, 2011, all repurchase agreements had been entered into on that date.
[n] The rate shown is the annualized seven-day yield at period end.

At March 31, 2011, the Fund had the following futures contracts outstanding. See Note 3.

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	16	$ 2,836,200	6/13/11	$ -	$ (60,484)

At March 31, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	BZWS	Sell	17,120,433	$ 26,618,849	4/15/11	$ -	$ (841,193)
British Pound	BOFA	Buy	1,080,000	1,701,697	4/15/11	30,551	-
British Pound	DBAB	Buy	4,160,000	6,488,450	4/15/11	183,915	-
British Pound	BZWS	Sell	17,243,434	27,796,416	4/15/11	139,088	-
British Pound	DBAB	Sell	450,000	726,291	4/15/11	4,521	-
Euro	DBAB	Sell	28,681,933	38,757,467	4/15/11	-	(1,872,094)
Euro	SSBT	Sell	12,563,825	17,124,651	4/15/11	-	(672,710)
Euro	BOFA	Sell	10,426,569	14,209,043	4/15/11	-	(560,775)
Euro	BZWS	Sell	2,222,951	2,965,627	4/15/11	-	(183,307)
Euro	DBAB	Buy	3,085,908	4,105,962	4/15/11	265,399	-
Euro	BZWS	Buy	2,900,960	3,890,187	4/15/11	219,185	-
Euro	BOFA	Buy	1,020,000	1,373,991	4/15/11	70,896	-
Japanese Yen	DBAB	Buy	34,692,181	424,120	4/20/11	-	(6,798)
Japanese Yen	BZWS	Sell	30,299,043	373,804	4/20/11	9,328	-
Japanese Yen	DBAB	Sell	2,950,000	35,836	4/20/11	350	-
Japanese Yen	BOFA	Sell	1,443,138	17,500	4/20/11	140	-
South Korean Won	DBAB	Sell	1,277,491,250	1,137,500	4/25/11	-	(25,839)
South Korean Won	DBAB	Buy	952,900,520	856,980	4/25/11	16,638	-
Danish Krone	SSBT	Sell	41,249,636	7,437,191	4/26/11	-	(398,497)
Danish Krone	HAND	Sell	25,671,137	4,668,116	4/26/11	-	(208,315)
Danish Krone	HAND	Buy	5,381,362	1,024,116	4/26/11	-	(1,884)
Danish Krone	HAND	Buy	34,006,744	6,332,334	4/26/11	127,983	-
Danish Krone	DBAB	Buy	14,943,542	2,798,228	4/26/11	40,413	-
Canadian Dollar	SSBT	Sell	3,182,146	3,176,016	4/29/11	-	(103,148)
Swiss Franc	DBAB	Sell	23,127,445	23,990,389	5/10/11	-	(1,201,488)
Swiss Franc	BOFA	Sell	17,175,905	17,963,365	5/10/11	-	(745,719)
Swiss Franc	SSBT	Sell	14,073,431	14,592,940	5/10/11	-	(736,732)
Swiss Franc	BZWS	Sell	15,469,298	16,177,552	5/10/11	-	(672,588)
Swiss Franc	DBAB	Buy	4,287,908	4,719,442	5/10/11	-	(48,782)
Swiss Franc	SSBT	Buy	1,580,295	1,723,632	5/10/11	-	(2,275)
Swiss Franc	BOFA	Buy	284,487	310,000	5/10/11	-	(119)
Swiss Franc	DBAB	Buy	5,141,623	5,546,250	5/10/11	54,331	-
Swiss Franc	BOFA	Buy	1,054,004	1,141,253	5/10/11	6,835	-
British Pound	BOFA	Buy	4,255,000	6,912,801	5/12/11	-	(90,525)
British Pound	DBAB	Buy	256,740	414,991	5/12/11	-	(3,345)
British Pound	DBAB	Sell	29,674,241	47,597,483	5/12/11	19,139	-
British Pound	DBAB	Buy	1,111,083	1,786,655	5/16/11	-	(5,310)
British Pound	SSBT	Buy	70,816	113,477	5/16/11	58	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

British Pound	DBAB	Sell	2,280,000	3,678,307	5/16/11	22,895	-
British Pound	BOFA	Sell	470,000	758,538	5/16/11	5,010	-
British Pound	HSBC	Sell	870,000	1,409,343	5/16/11	14,515	-
Euro	HSBC	Sell	15,835,748	21,077,380	5/18/11	-	(1,339,794)
Euro	BZWS	Sell	15,835,748	21,077,380	5/18/11	-	(1,339,794)
Euro	DBAB	Sell	13,276,304	17,703,326	5/18/11	-	(1,090,685)
Euro	BZWS	Buy	760,000	1,054,553	5/18/11	21,307	-
Euro	DBAB	Buy	390,000	540,669	5/18/11	11,418	-
Euro	DBAB	Sell	27,862,870	38,536,523	5/31/11	-	(895,163)
Euro	BOFA	Sell	8,653,124	11,910,160	5/31/11	-	(335,789)
Euro	SSBT	Sell	3,450,000	4,825,293	5/31/11	-	(57,166)
Euro	DBAB	Sell	179,197	254,228	5/31/11	628	-
British Pound	BOFA	Sell	16,261,093	26,034,010	6/15/11	-	(24,310)
Euro	HSBC	Sell	16,707,714	23,093,403	6/15/11	-	(544,038)
Euro	BZWS	Sell	16,707,714	23,093,403	6/15/11	-	(544,038)
British Pound	SSBT	Buy	2,700,000	4,361,769	7/15/11	-	(37,261)
British Pound	BOFA	Sell	18,916,015	30,284,541	7/15/11	-	(12,665)
Euro	DBAB	Sell	21,632,810	29,766,746	7/29/11	-	(805,303)
Euro	BZWS	Sell	8,653,124	11,900,641	7/29/11	-	(328,178)
Unrealized appreciation (depreciation)						1,264,543	(15,735,627)
Net unrealized appreciation (depreciation)							$ (14,471,084)

Abbreviations

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, N.A.
SSBT - State Street Bank and Trust Co.

Currency

CHF - Swiss Franc
EUR - Euro
USD - United States Dollar

Selected Portfolio

FHLB - Federal Home Loan Bank
PC - Participation Certificate

Statement of Investments, March 31, 2011 (unaudited)

Mutual International Securities Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 92.5%			
Air Freight & Logistics 1.7%			
Sinotrans Ltd., H	China	76,000	$ 18,466
TNT NV	Netherlands	900	23,082
			41,548
Automobiles 1.3%			
[a]Daimler AG (EUR Traded)	Germany	422	29,898
[a]Porsche Automobile Holding SE, rts., 4/12/11	Germany	257	2,276
			32,174
Beverages 0.8%			
Carlsberg AS, B	Denmark	7	754
Pernod Ricard SA	France	215	20,076
			20,830
Capital Markets 2.4%			
F&C Asset Management PLC	United Kingdom	19,390	23,554
[a]Mirae Asset Securities Co. Ltd.	South Korea	290	12,404
[a]UBS AG (CHF Traded)	Switzerland	1,253	22,487
			58,445
Chemicals 2.3%			
Linde AG	Germany	179	28,267
Yingde Gases Group Co. Ltd.	Hong Kong	35,500	29,665
			57,932
Commercial Banks 9.4%			
Aozora Bank Ltd.	Japan	16,000	36,180
Barclays PLC	United Kingdom	4,971	22,151
BNP Paribas	France	341	24,937
[a]Danske Bank AS	Denmark	1,045	23,135
Hana Financial Group Inc.	South Korea	470	20,339
Intesa Sanpaolo SpA	Italy	5,476	16,201
Intesa Sanpaolo SpA, di Risp	Italy	3,977	10,510
[a]Jyske Bank AS	Denmark	386	17,187
[a]KBC Groep NV	Belgium	319	11,994
Korea Exchange Bank	South Korea	2,730	24,076
Societe Generale, A	France	384	24,947
			231,657
Commercial Services & Supplies 1.2%			
[a]Edenred	France	984	29,691
Construction & Engineering 5.4%			
Boart Longyear Group	Australia	7,955	38,519
Henderson Investment Ltd.	Hong Kong	198,000	18,073
[a]KHD Humboldt Wedag International AG	Germany	3,920	40,270
Vinci SA	France	590	36,863
			133,725
Construction Materials 2.1%			
CRH PLC	Ireland	1,322	30,309
SA des Ciments Vicat	France	261	22,193
			52,502
Containers & Packaging 1.5%			
Rexam PLC	United Kingdom	6,398	37,288
Diversified Financial Services 2.1%			
Deutsche Boerse AG	Germany	203	15,403
First Pacific Co. Ltd.	Hong Kong	27,752	24,867
Guoco Group Ltd.	Hong Kong	1,000	12,342
			52,612
Diversified Telecommunication Services 1.3%			
Telecom Italia SpA	Italy	4,943	6,647

Telefonica SA	Spain	997	24,955
			31,602
Electric Utilities 1.2%			
E.ON AG	Germany	987	30,292
[a,b]Prime AET&D Holdings No. 1 Pty. Ltd.	Australia	6,987	—
			30,292
Electrical Equipment 1.4%			
Alstom SA	France	584	34,527
Energy Equipment & Services 0.4%			
[a]Dockwise Ltd.	Norway	410	11,172
Food & Staples Retailing 3.4%			
Carrefour SA	France	350	15,493
FamilyMart Co. Ltd.	Japan	525	19,733
Koninklijke Ahold NV	Netherlands	2,404	32,251
Lawson Inc.	Japan	356	17,171
			84,648
Food Products 3.1%			
China Fishery Group Ltd.	China	13,585	22,741
Nestle SA	Switzerland	557	31,935
People's Food Holdings Ltd.	China	34,000	21,715
			76,391
Hotels, Restaurants & Leisure 2.9%			
Accor SA	France	523	23,495
Ladbrokes PLC	United Kingdom	8,536	18,123
REXLot Holdings Ltd.	Bermuda	265,918	29,400
			71,018
Household Durables 1.9%			
[a]Berkeley Group Holdings PLC	United Kingdom	1,204	20,097
Skyworth Digital Holdings Ltd.	Hong Kong	48,000	27,213
			47,310
Industrial Conglomerates 5.0%			
[a]Gallant Venture Ltd.	Singapore	38,000	12,059
Jardine Matheson Holdings Ltd.	Hong Kong	473	21,068
Jardine Strategic Holdings Ltd.	Hong Kong	864	23,069
[a]Koninklijke Philips Electronics NV	Netherlands	536	17,130
Shanghai Industrial Holdings Ltd.	China	8,000	30,648
Shun Tak Holdings Ltd.	Hong Kong	34,000	18,751
			122,725
Insurance 10.5%			
ACE Ltd.	United States	400	25,880
Ageas	Belgium	9,870	28,041
AXA SA	France	1,183	24,716
Catlin Group Ltd.	United Kingdom	3,861	22,326
Hiscox Ltd.	United Kingdom	3,750	22,709
Lancashire Holdings Ltd.	United Kingdom	2,305	22,121
Resolution Ltd.	United Kingdom	9,061	43,026
RSA Insurance Group PLC	United Kingdom	12,020	25,347
Tower Australia Group Ltd.	Australia	4,587	18,746
Zurich Financial Services AG	Switzerland	93	26,038
			258,950
Machinery 1.1%			
Demag Cranes AG	Germany	300	15,273
[a]KUKA AG	Germany	510	11,852
			27,125
Marine 1.1%			
A.P. Moller - Maersk AS, B	Denmark	3	28,214
Media 4.5%			
[a]Austar United Communications Ltd.	Australia	19,537	26,581

Eutelsat Communications	France	283	11,302
Sinomedia Holding Ltd.	China	65,017	23,571
[a]VisionChina Media Inc., ADR	China	5,560	24,075
Vivendi SA	France	870	24,840
			110,369
Metals & Mining 1.4%			
ThyssenKrupp AG	Germany	861	35,136
Multi-Utilities 3.3%			
GDF Suez	France	828	33,731
Hera SpA	Italy	10,300	24,650
Iren SpA	Italy	11,997	22,337
			80,718
Multiline Retail 1.3%			
Marks & Spencer Group PLC	United Kingdom	706	3,814
New World Department Store China	China	39,000	27,275
			31,089
Oil, Gas & Consumable Fuels 2.0%			
Royal Dutch Shell PLC, A	United Kingdom	673	24,455
Total SA, B	France	430	26,172
			50,627
Pharmaceuticals 3.1%			
Novartis AG	Switzerland	445	24,142
Roche Holding AG	Switzerland	180	25,717
Sanofi-Aventis	France	394	27,621
			77,480
Real Estate Investment Trusts (REITs) 0.6%			
The Link REIT	Hong Kong	4,500	14,115
Real Estate Management & Development 2.4%			
Franshion Properties China Ltd.	China	88,000	25,228
Parkway Life REIT	Singapore	13,000	17,636
Renhe Commercial Holdings Co. Ltd.	China	82,000	15,391
			58,255
Software 1.9%			
Nintendo Co. Ltd.	Japan	100	27,027
Polaris Software Lab Ltd.	India	3,385	14,351
[a]RCG Holdings Ltd.	Hong Kong	20,000	5,759
			47,137
Tobacco 2.2%			
British American Tobacco PLC	United Kingdom	591	23,719
Imperial Tobacco Group PLC	United Kingdom	620	19,176
Japan Tobacco Inc.	Japan	3	10,843
			53,738
Trading Companies & Distributors 3.4%			
Mitsubishi Corp.	Japan	800	22,218
Mitsui & Co. Ltd.	Japan	1,400	25,107
Seven Group Holdings Ltd.	Australia	3,953	36,769
			84,094
Water Utilities 1.0%			
Guangdong Investment Ltd.	China	50,000	25,261
Wireless Telecommunication Services 1.9%			
M1 Ltd.	Singapore	11,000	21,032
Vodafone Group PLC	United Kingdom	9,586	27,146
			48,178
Total Common Stocks and Other Equity Interests (Cost $1,955,186)			2,288,575
Preferred Stocks 1.3%			
Automobiles 1.3%			
Porsche Automobil Holding SE, pfd.	Germany	257	16,860

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	SSBT	Sell	420,540	$ 561,428	4/15/11	$ -	$ (34,290)
Euro	DBAB	Sell	105,600	144,125	4/15/11	-	(5,463)
Euro	DBAB	Buy	47,503	66,023	4/15/11	1,267	-
Euro	SSBT	Sell	10,000	14,204	4/15/11	39	-
Japanese Yen	SSBT	Buy	3,100,000	37,776	4/20/11	-	(485)
Japanese Yen	BOFA	Buy	779,200	9,604	4/20/11	-	(231)
Japanese Yen	DBAB	Buy	61,100	760	4/20/11	-	(25)
Japanese Yen	BZWS	Sell	9,260,360	114,246	4/20/11	2,851	-
Japanese Yen	DBAB	Sell	1,680,000	20,363	4/20/11	153	-
Swiss Franc	DBAB	Sell	93,115	96,716	5/10/11	-	(4,710)
Swiss Franc	SSBT	Sell	52,629	54,572	5/10/11	-	(2,756)
Swiss Franc	DBAB	Buy	10,568	11,060	5/10/11	452	-
Swiss Franc	SSBT	Buy	48,000	50,932	5/10/11	1,353	-
Swiss Franc	DBAB	Sell	17,830	19,530	5/10/11	157	-
British Pound	SSBT	Buy	12,700	20,347	5/12/11	16	-
British Pound	DBAB	Sell	188,681	302,644	5/12/11	122	-
Unrealized appreciation (depreciation)						6,410	(47,960)
Net unrealized appreciation (depreciation)							$ (41,550)

Mutual Shares Securities Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 90.1%			
Aerospace & Defense 0.1%			
[a]GenCorp Inc.	United States	494,180	$ 2,955,196
[a,b]Huntington Ingalls Industries Inc.	United States	121,300	5,033,950
			7,989,146
Air Freight & Logistics 0.5%			
TNT NV	Netherlands	1,225,295	31,424,890
Airlines 0.0%			
[a,c,d]Northwest Airlines Corp., Contingent Distribution	United States	27,670,000	—
Auto Components 0.3%			
[a,c,d]Collins & Aikman Products Co., Contingent Distribution	United States	929,505	9,295
[a,c,d]Dana Holding Corp., Contingent Distribution	United States	10,339,000	—
[a,e]IACNA Investor LLC	United States	168,957	1,690
[a,e,f]International Automotive Components Group Brazil LLC	Brazil	1,730,515	2,208,691
[a,e,f]International Automotive Components Group North America, LLC	United States	11,387,027	13,863,022
			16,082,698
Automobiles 1.3%			
[a]Daimler AG (EUR Traded)	Germany	663,837	47,031,192
[a]General Motors Co.	United States	943,070	29,263,462
			76,294,654
Beverages 3.5%			
Brown-Forman Corp., A	United States	6,069	411,842
Brown-Forman Corp., B	United States	585	39,956
Carlsberg AS, B	Denmark	32,396	3,487,578
Coca-Cola Enterprises Inc.	United Kingdom	1,382,660	37,746,618
Dr. Pepper Snapple Group Inc.	United States	1,383,154	51,398,003
PepsiCo Inc.	United States	677,058	43,609,306
Pernod Ricard SA	France	792,451	73,996,701
			210,690,004
Biotechnology 2.3%			
[a]Amgen Inc.	United States	1,054,060	56,339,507
[a]Cephalon Inc.	United States	236,970	17,957,587
[a]Genzyme Corp.	United States	849,460	64,686,379
			138,983,473
Building Products 0.8%			
[a]Owens Corning Inc.	United States	1,293,251	46,544,103
Capital Markets 1.8%			
Morgan Stanley	United States	2,232,590	60,994,359
[a]UBS AG (CHF Traded)	Switzerland	2,545,758	45,686,695
			106,681,054
Chemicals 1.2%			
[a,c,d]Dow Corning Corp., Contingent Distribution	United States	650,000	25,000
Linde AG	Germany	455,240	71,891,081
			71,916,081
Commercial Banks 3.8%			
Barclays PLC	United Kingdom	11,141,292	49,646,336
[a,e]Elephant Capital Holdings Ltd.	Japan	11,728	—
[a,e]First Southern Bancorp Inc.	United States	140,952	1,656,073
[a]Guaranty Bancorp	United States	1,288,316	1,661,928
Intesa Sanpaolo SpA	Italy	5,663,270	16,755,303
[a,e]NCB Warrant Holdings Ltd., A	Japan	57,295	—
PNC Financial Services Group Inc.	United States	1,091,270	68,739,098
[a,e]State Bank Financial Corp.	United States	433,000	7,317,700
Wells Fargo & Co.	United States	2,629,460	83,353,882
			229,130,320

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Commercial Services & Supplies 0.0%†			
[a]Comdisco Holding Co. Inc.	United States	180	1,665
[a,c,d]Comdisco Holding Co. Inc., Contingent Distribution	United States	7,473,000	—
			1,665
Communications Equipment 1.4%			
Cisco Systems Inc.	United States	2,643,550	45,336,883
[a]Motorola Solutions Inc.	United States	794,886	35,523,455
			80,860,338
Computers & Peripherals 1.1%			
[a,c,d]DecisionOne Corp., Contingent Distribution	United States	167,652	—
Hewlett-Packard Co.	United States	1,592,663	65,251,403
			65,251,403
Consumer Finance 0.5%			
[a,e]Ally Financial Inc.	United States	1,376	12,663,432
[a,e]Cerberus CG Investor I LLC	United States	9,192,800	7,492,132
[a,e]Cerberus CG Investor II LLC	United States	9,192,662	7,492,020
[a,e]Cerberus CG Investor III LLC	United States	4,596,951	3,746,515
			31,394,099
Diversified Financial Services 2.0%			
Bank of America Corp.	United States	4,328,920	57,704,503
[a,g]Bond Street Holdings LLC, A, 144A	United States	477,632	9,791,456
Deutsche Boerse AG	Germany	552,620	41,931,520
[a,c,d]Marconi Corp., Contingent Distribution	United Kingdom	9,945,700	—
NYSE Euronext Inc.	United States	315,540	11,097,542
			120,525,021
Diversified Telecommunication Services 1.8%			
AboveNet Inc.	United States	131,103	8,503,340
Cable & Wireless Communication PLC	United Kingdom	20,212,409	14,785,684
Cable & Wireless Worldwide PLC	United Kingdom	6,608,197	5,557,506
[a,c,d]Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048	—
Telefonica SA	Spain	3,079,721	77,086,716
			105,933,246
Electric Utilities 2.7%			
Brookfield Infrastructure Partners LP	Canada	1,130,214	25,113,355
[a,c,d]Calpine Corp., Contingent Distribution	United States	4,555,000	—
E.ON AG	Germany	2,156,953	66,199,340
Entergy Corp.	United States	319,190	21,452,760
Exelon Corp.	United States	1,196,059	49,325,473
[a,e]Prime AET&D Holdings No. 1 Pty. Ltd.	Australia	4,709,226	—
			162,090,928
Electrical Equipment 0.6%			
Alstom SA	France	654,500	38,695,505
Electronic Equipment, Instruments & Components 0.7%			
TE Connectivity Ltd.	United States	1,199,372	41,762,133
Energy Equipment & Services 2.2%			
[a]Exterran Holding Inc.	United States	613,890	14,567,610
[a]Pride International Inc.	United States	818,074	35,136,278
[a]Transocean Ltd.	United States	1,037,787	80,895,497
			130,599,385
Food & Staples Retailing 5.1%			
Carrefour SA	France	662,185	29,311,962
CVS Caremark Corp.	United States	4,847,545	166,367,744
Kroger Co.	United States	2,950,978	70,734,943
Wal-Mart Stores Inc.	United States	781,682	40,686,548
			307,101,197
Food Products 4.2%			
General Mills Inc.	United States	1,253,560	45,817,618

Kraft Foods Inc., A	United States	3,863,999	121,175,008
Nestle SA	Switzerland	1,436,003	82,332,090
			249,324,716
Health Care Equipment & Supplies 2.7%			
Alcon Inc.	Switzerland	235,373	38,956,585
[a]Boston Scientific Corp.	United States	4,521,950	32,512,821
Medtronic Inc.	United States	1,691,120	66,545,572
[a]Zimmer Holdings Inc.	United States	391,631	23,705,424
			161,720,402
Health Care Providers & Services 4.2%			
[a]Community Health Systems Inc.	United States	1,277,022	51,068,110
[a]Coventry Health Care Inc.	United States	598,400	19,082,976
[a]Tenet Healthcare Corp.	United States	6,379,987	47,530,903
UnitedHealth Group Inc.	United States	3,011,550	136,122,060
			253,804,049
Hotels, Restaurants & Leisure 0.1%			
[a,e,h]GLCP Harrah's Investment LP	United States	5,565,600	1,852,844
Thomas Cook Group PLC	United Kingdom	1,474,171	4,032,095
			5,884,939
Household Durables 0.6%			
Stanley Black & Decker Inc.	United States	436,490	33,435,134
Independent Power Producers & Energy Traders 0.7%			
[a]NRG Energy Inc.	United States	1,951,380	42,032,725
Industrial Conglomerates 1.3%			
[a]Koninklijke Philips Electronics NV	Netherlands	958,590	30,635,873
Orkla ASA	Norway	5,099,538	49,408,947
			80,044,820
Insurance 3.5%			
ACE Ltd.	United States	939,785	60,804,089
[a]Alleghany Corp.	United States	24,780	8,201,645
[a]CNO Financial Group Inc.	United States	964,957	7,246,827
MetLife Inc.	United States	307,300	13,745,529
Old Republic International Corp.	United States	2,329,142	29,556,812
[a,e]Olympus Re Holdings Ltd.	United States	16,280	4,524
White Mountains Insurance Group Ltd.	United States	140,935	51,328,527
Zurich Financial Services AG	Switzerland	137,066	38,374,898
			209,262,851
IT Services 0.0%†			
[a]Glodyne Technoserve Ltd.	India	11,058	102,326
Leisure Equipment & Products 0.6%			
Mattel Inc.	United States	1,509,886	37,641,458
Machinery 0.1%			
Federal Signal Corp.	United States	930,921	6,060,296
Marine 1.2%			
[i]A.P. Moller - Maersk AS, B	Denmark	7,669	72,125,501
Media 5.5%			
British Sky Broadcasting Group PLC	United Kingdom	4,160,735	55,082,556
Comcast Corp., Special A	United States	646,490	15,011,498
News Corp., A	United States	4,342,369	76,252,000
Time Warner Cable Inc.	United States	964,069	68,776,682
Time Warner Inc.	United States	1,929,216	68,873,011
Viacom Inc., B	United States	193,400	8,996,968
Virgin Media Inc.	United Kingdom	1,324,299	36,802,269
			329,794,984
Metals & Mining 1.0%			

ThyssenKrupp AG	Germany	1,417,789	57,857,361
Multi-Utilities 0.8%			
GDF Suez	France	1,236,342	50,365,251
Office Electronics 1.7%			
Xerox Corp.	United States	9,481,224	100,975,036
Oil, Gas & Consumable Fuels 5.2%			
BP PLC	United Kingdom	4,211,280	30,689,615
Marathon Oil Corp.	United States	2,325,884	123,992,876
Noble Energy Inc.	United States	120,629	11,658,793
Royal Dutch Shell PLC, A	United Kingdom	2,286,439	83,083,896
Total SA, B	France	548,419	33,379,570
The Williams Cos. Inc.	United States	884,304	27,572,599
			310,377,349
Paper & Forest Products 2.4%			
Domtar Corp.	United States	219,608	20,155,622
International Paper Co.	United States	2,579,184	77,839,773
MeadWestvaco Corp.	United States	1,464,799	44,427,354
			142,422,749
Pharmaceuticals 5.0%			
Eli Lilly & Co.	United States	2,461,070	86,555,832
Merck & Co. Inc.	United States	3,007,790	99,287,148
Pfizer Inc.	United States	5,598,414	113,703,788
			299,546,768
Real Estate Investment Trusts (REITs) 1.7%			
Alexander's Inc.	United States	49,326	20,073,216
The Link REIT	Hong Kong	2,271,867	7,126,372
Weyerhaeuser Co.	United States	3,122,690	76,818,174
			104,017,762
Real Estate Management & Development 0.2%			
[d]Canary Wharf Group PLC	United Kingdom	1,535,898	6,954,889
[a]Forestar Group Inc.	United States	330,463	6,285,406
			13,240,295
Semiconductors & Semiconductor Equipment 1.0%			
[a]LSI Corp.	United States	8,155,643	55,458,372
Maxim Integrated Products Inc.	United States	131,913	3,376,973
			58,835,345
Software 2.9%			
Microsoft Corp.	United States	4,218,003	106,968,556
Nintendo Co. Ltd.	Japan	123,923	33,492,300
[a]Symantec Corp.	United States	1,739,900	32,257,746
			172,718,602
Tobacco 8.2%			
Altria Group Inc.	United States	3,812,114	99,229,327
British American Tobacco PLC	United Kingdom	3,534,227	141,839,385
British American Tobacco PLC, ADR	United Kingdom	4,218	341,616
Imperial Tobacco Group PLC	United Kingdom	2,811,499	86,956,781
Japan Tobacco Inc.	Japan	8,170	29,529,529
Lorillard Inc.	United States	405,204	38,498,432
Philip Morris International Inc.	United States	648,530	42,563,024
Reynolds American Inc.	United States	1,448,892	51,479,133
			490,437,227
Wireless Telecommunication Services 1.6%			
Vodafone Group PLC	United Kingdom	33,562,610	95,043,066
Total Common Stocks and Other Equity Interests (Cost $4,732,219,366)			5,397,022,355
Preferred Stocks (Cost $241,000) 0.0%[†]			
Commercial Banks 0.0%[†]			

[a,e]First Southern Bancorp Inc., cvt. pfd., C	United States	241	979,332
		Principal Amount	
Corporate Bonds, Notes and Senior Floating Rate Interests 2.7%			
[i]Boston Generating LLC,			
Revolver, 6.50%, 12/21/13	United States	15,004	8,934
Synthetic Letter of Credit, 4.932%, 12/21/13	United States	105,141	62,605
Term Loan B, 6.50%, 12/21/13	United States	913,932	544,192
[e]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	3,344	3,344
[e,k]Cerberus CG Investor I LLC, 12.00%, 7/31/14	United States	7,173,000	5,845,995
[e,k]Cerberus CG Investor II LLC, 12.00%, 7/31/14	United States	7,173,000	5,845,995
[e,k]Cerberus CG Investor III LLC, 12.00%, 7/31/14	United States	3,586,500	2,922,998
[i]CIT Group Inc., Term Loan Tranche 3, 6.25%, 8/11/15	United States	11,079,747	11,246,896
[j]Clear Channel Communications Inc., 3.896%, 1/29/16,			
[b]Delayed Draw 2 Term Loan	United States	5,945,000	5,181,442
[b]Tranche B Term Loan	United States	2,497,000	2,201,168
Tranche C Term Loan	United States	4,403,668	3,858,714
[a,f]International Automotive Components Group North America, LLC, 11.00%, 11/12/14	United States	1,456,500	1,456,500
[g]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	3,143,000	3,209,789
[i]9.75%, 8/15/13	Canada	3,385,000	3,410,387
Realogy Corp.,			
[i]Extended 1st Lien Term Loan, 4.562%, 10/10/16	United States	38,503,226	36,379,542
[i]Extended Revolver, 3.51%, 4/10/16	United States	369,719	329,050
[i]Extended Synthetic Letter of Credit, 3.259%, 10/10/16	United States	3,496,843	3,303,971
Second Lien Term Loan, 13.50%, 10/15/17	United States	1,642,000	1,788,959
[g]senior secured note, 144A, 7.875%, 2/15/19	United States	5,361,000	5,347,597
[j]Smurfit-Stone Container Enterprises, Exit Term Loan, 6.75%, 2/22/16	United States	4,656,825	4,679,383
[j]Texas Competitive Electric Holdings Co. LLC, 3.759%, 10/10/14,			
Delayed Draw Term Loan	United States	35,678,757	29,872,039
Initial Tranche B-1 Term Loan	United States	18,437,348	15,563,095
Tranche B-2 Term Loan	United States	2,907,282	2,454,057
Tranche B-3 Term Loan	United States	19,796,517	16,682,684
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $158,618,895)			162,199,336
		Shares	
Companies in Liquidation 0.0%[†]			
[a]Adelphia Recovery Trust	United States	29,283,354	146,417
[a,c]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453	97,772
[a,e,f,h]CB FIM Coinvestors LLC	United States	6,400,507	—
[a,c,d]Century Communications Corp., Contingent Distribution	United States	5,487,000	—
[a,e]FIM Coinvestor Holdings I, LLC	United States	8,006,950	—
[a,c,d]Tropicana Litigation Trust	United States	18,305,000	—
		Principal Amount	
[d,k]Peregrine Investments Holdings Ltd., 6.70%, 1/15/98	Hong Kong	5,000,000 JPY	—
[d,k]PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00	Hong Kong	12,200,000	—
Total Companies in Liquidation (Cost $2,791,061)			244,189
Total Investments before Short Term Investments (Cost $4,893,870,322)			5,560,445,212
Short Term Investments 8.1%			
U.S. Government and Agency Securities 7.0%			
[l]FHLB, 4/01/11	United States	13,700,000	13,700,000
[l,m]U.S. Treasury Bills, 4/07/11 - 9/29/11	United States	408,400,000	408,321,002
Total U.S. Government and Agency Securities (Cost $421,968,666)			422,021,002
Total Investments before Money Market Funds and Repurchase Agreements (Cost $5,315,838,988)			5,982,466,214
		Principal Amount	
[n]**Repurchase Agreements (Cost $22,000,000) 0.4%**			
Credit Suisse Securities (USA) LLC, 0.12%, 4/01/11 (Maturity Value $22,000,073) Collateralized by U.S. Treasury Notes, 0.625%, 6/30/12 (valued at $22,443,777)	United States	22,000,000	22,000,000

		Shares	
Investments from Cash Collateral Received for Loaned Securities (Cost $41,993,000) 0.7%			
Money Market Funds 0.7%			
[o]BNY Mellon Overnight Government Fund, 0.12%	United States	41,993,000	41,993,000
Total Investments (Cost $5,379,831,988) 100.9%			6,046,459,214
Other Assets, less Liabilities (0.9)%			(56,444,400)
Net Assets 100.0%			$ 5,990,014,814

[†]Rounds to less than 0.1% of net assets.
[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]A portion or all of the security purchased on a when-issued or delayed delivery basis.
[c]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
[d]Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2011, the aggregate value of these securities was $6,989,184, representing less than 0.12% of net assets.
[e]See Note 5 regarding restricted securities.
[f]At March 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the aggregate value of these securities was $21,759,229, representing 0.36% of net assets.
[h]See Note 6 regarding holdings of 5% voting securities.
[i]A portion or all of the security is on loan at March 31, 2011.
[j]The coupon rate shown represents the rate at period end.
[k]Defaulted security or security for which income has been deemed uncollectible.
[l]The security is traded on a discount basis with no stated coupon rate.
[m]Security or a portion of the security has been segregated as collateral for open futures and forward contracts. At March 31, 2011, the value of this security amounted to $3,416,500, representing 0.06% of net assets.
[n]At March 31, 2011, all repurchase agreements had been entered into on that date.
[o]The rate shown is the annualized seven-day yield at period end.

At March 31, 2011, the Fund had the following futures contracts. See Note 3.

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	29	$ 5,140,613	6/13/11	$ -	$ (109,579)

At March 31, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	BZWS	Sell	21,704,806	$ 33,746,633	4/15/11	$ -	$ (1,066,441)
British Pound	BOFA	Buy	3,840,000	6,058,683	4/15/11	100,423	-
British Pound	DBAB	Buy	3,720,000	5,938,162	4/15/11	28,472	-
British Pound	BZWS	Sell	40,214,693	64,826,085	4/15/11	324,377	-
British Pound	DBAB	Sell	720,000	1,162,066	4/15/11	7,233	-
Euro	DBAB	Sell	56,805,129	77,115,888	4/15/11	-	(3,351,753)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Euro	SSBT	Sell	27,565,361	37,617,803	4/15/11	-	(1,430,071)
Euro	BOFA	Sell	20,834,143	28,412,023	4/15/11	-	(1,100,704)
Euro	BZWS	Sell	166,192	221,716	4/15/11	-	(13,704)
Euro	DBAB	Buy	2,782,965	3,733,867	4/15/11	208,357	-
Euro	BOFA	Buy	2,550,000	3,434,978	4/15/11	177,240	-
Euro	BZWS	Buy	573,897	769,596	4/15/11	43,361	-
Japanese Yen	DBAB	Buy	284,075,288	3,441,814	4/20/11	-	(49,599)
Japanese Yen	BOFA	Buy	94,771,837	1,156,226	4/20/11	-	(16,189)
Japanese Yen	DBAB	Sell	72,436,200	870,000	4/20/11	-	(1,355)
Japanese Yen	BOFA	Sell	69,100,000	830,848	4/20/11	-	(374)
Japanese Yen	DBAB	Sell	314,874,902	3,826,149	4/20/11	38,432	-
Japanese Yen	BZWS	Sell	2,054,919,975	25,351,855	4/20/11	632,659	-
Japanese Yen	BOFA	Sell	35,047,625	425,000	4/20/11	3,403	-
Danish Krone	SSBT	Sell	50,329,650	9,074,291	4/26/11	-	(486,216)
Danish Krone	HAND	Sell	45,218,797	8,222,721	4/26/11	-	(366,940)
Danish Krone	HAND	Buy	8,119,063	1,545,121	4/26/11	-	(2,842)
Danish Krone	HAND	Buy	48,930,145	9,110,867	4/26/11	184,452	-
Danish Krone	DBAB	Buy	20,543,751	3,846,642	4/26/11	55,803	-
Swiss Franc	BOFA	Sell	47,948,088	50,153,231	5/10/11	-	(2,074,862)
Swiss Franc	BZWS	Sell	41,610,591	43,515,709	5/10/11	-	(1,809,182)
Swiss Franc	DBAB	Sell	6,231,817	6,536,463	5/10/11	-	(251,627)
Swiss Franc	SSBT	Sell	1,902,051	1,972,264	5/10/11	-	(99,571)
Swiss Franc	BOFA	Buy	917,700	1,000,000	5/10/11	-	(383)
Swiss Franc	BOFA	Buy	1,895,903	1,973,358	5/10/11	91,780	-
Swiss Franc	DBAB	Buy	1,103,079	1,200,321	5/10/11	1,223	-
British Pound	DBAB	Buy	1,622,924	2,626,794	5/12/11	-	(24,671)
British Pound	DBAB	Buy	2,975,700	4,753,487	5/12/11	17,616	-
British Pound	BZWS	Sell	38,490,013	62,095,938	5/12/11	382,782	-
British Pound	DBAB	Sell	34,222,049	55,159,099	5/12/11	289,004	-
British Pound	SSBT	Buy	366,485	594,540	5/16/11	-	(6,972)
British Pound	DBAB	Buy	332,057	534,664	5/16/11	-	(2,293)
British Pound	BOFA	Buy	259,736	417,929	5/16/11	-	(1,506)
British Pound	SSBT	Buy	399,181	639,659	5/16/11	328	-
British Pound	BOFA	Sell	26,989,323	43,298,009	5/16/11	27,356	-
British Pound	BZWS	Sell	26,954,859	43,235,593	5/16/11	20,195	-
British Pound	DBAB	Sell	3,650,000	5,889,648	5/16/11	37,782	-
British Pound	HSBC	Sell	1,510,000	2,446,199	5/16/11	25,290	-
Euro	HSBC	Sell	29,966,858	39,885,888	5/18/11	-	(2,535,367)
Euro	BZWS	Sell	29,966,858	39,885,888	5/18/11	-	(2,535,367)
Euro	DBAB	Sell	26,583,677	35,495,535	5/18/11	-	(2,136,469)
Euro	BZWS	Buy	1,700,000	2,358,869	5/18/11	47,661	-
Euro	DBAB	Buy	890,000	1,233,834	5/18/11	26,055	-
Norwegian Krone	HAND	Sell	130,195,297	21,392,238	5/18/11	-	(2,080,773)
Norwegian Krone	BOFA	Sell	124,401,033	21,178,249	5/18/11	-	(1,250,109)
Norwegian Krone	HAND	Buy	15,937,996	2,650,861	5/18/11	222,614	-
Euro	DBAB	Sell	55,101,056	76,268,695	5/31/11	-	(1,710,622)
Euro	BOFA	Sell	15,871,126	21,845,017	5/31/11	-	(615,887)
Euro	SSBT	Sell	8,525,000	11,923,284	5/31/11	-	(141,343)
British Pound	BOFA	Sell	28,755,988	46,038,338	6/15/11	-	(42,990)
Euro	HSBC	Sell	40,110,200	55,440,318	6/15/11	-	(1,306,073)

Euro	BZWS	Sell	40,110,200	55,440,318	6/15/11	-	(1,306,073)
British Pound	BOFA	Sell	33,450,932	53,554,942	7/15/11	-	(22,396)
Euro	DBAB	Sell	39,677,814	54,596,673	7/29/11	-	(1,477,044)
Euro	BZWS	Sell	15,871,126	21,827,559	7/29/11	-	(601,928)
Unrealized appreciation (depreciation)						2,993,898	(29,919,696)
Net unrealized appreciation (depreciation)							$ (26,925,798)

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, N.A.
SSBT - State Street Bank and Trust Co.

Currency

CHF - Swiss Franc
EUR - Euro
JPY - Japanese Yen

Selected Portfolio

ADR - American Depository Receipt
FHLB - Federal Home Loan Bank
FRN - Floating Rate Note

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks 88.7%			
Brazil 12.8%			
Companhia de Bebidas das Americas (AmBev)	Beverages	1,356,585	$ 32,236,341
Itau Unibanco Holding SA, ADR	Commercial Banks	1,623,674	39,049,360
Natura Cosmeticos SA	Personal Products	823,138	23,189,826
Souza Cruz SA	Tobacco	995,350	10,363,149
			104,838,676
China 11.5%			
[a]Aluminum Corp. of China Ltd., H	Metals & Mining	9,020,000	8,615,711
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	2,131,000	3,309,376
[a]Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery	1,453,800	3,730,448
[a,b]Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H, 144A	Machinery	450,600	1,156,239
CNOOC Ltd.	Oil, Gas & Consumable Fuels	7,181,000	18,131,018
Golden Eagle Retail Group Ltd.	Multiline Retail	1,234,000	2,681,005
Great Wall Motor Co. Ltd., H	Automobiles	2,257,500	4,179,131
Guangzhou Automobile Group Co. Ltd., H	Automobiles	13,424,396	16,360,586
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,014,967	7,135,218
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	13,880,000	21,126,956
Tencent Holdings Ltd.	Internet Software & Services	98,600	2,403,317
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	532,200	5,220,981
			94,049,986
Hong Kong 2.0%			
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,014,733	8,442,579
VTech Holdings Ltd.	Communications Equipment	724,000	8,209,239
			16,651,818
India 14.6%			
Coal India Ltd.	Oil, Gas & Consumable Fuels	727,000	5,664,872
[b]Coal India Ltd., 144A	Oil, Gas & Consumable Fuels	32,353	252,098
Grasim Industries Ltd.	Chemicals	40,253	2,224,104
Hindalco Industries Ltd.	Metals & Mining	2,542,079	11,907,168
Infosys Technologies Ltd.	IT Services	238,290	17,314,741
National Aluminium Co. Ltd.	Metals & Mining	2,244,416	4,819,360
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	1,826,624	11,895,917
Sesa Goa Ltd.	Metals & Mining	1,076,310	7,016,734
Tata Chemicals Ltd.	Chemicals	1,172,718	8,907,602
Tata Consultancy Services Ltd.	IT Services	1,857,283	49,303,786
			119,306,382
Indonesia 5.6%			
PT Astra International Tbk	Automobiles	3,806,000	24,914,384
PT Bank Central Asia Tbk	Commercial Banks	15,933,532	12,717,548
PT Bank Rakyat Indonesia (Persero) Tbk	Commercial Banks	12,208,000	8,061,556
			45,693,488
Mexico 2.7%			
America Movil SAB de CV, L, ADR	Wireless Telecommunication Services	307,367	17,858,023
Kimberly Clark de Mexico SAB de CV, A	Household Products	676,417	4,208,197
			22,066,220
Nigeria 0.1%			
Nigerian Breweries PLC	Beverages	1,586,265	795,689
Pakistan 1.6%			
MCB Bank Ltd.	Commercial Banks	2,533,287	6,155,873
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	4,275,812	6,783,687
			12,939,560
Russia 17.1%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	851,800	27,547,212
Gazprom, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	235,100	7,609,012
[c]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	75,208	5,369,099
[c]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	317,168	22,693,371

Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	1,251,800	32,897,304
Sberbank RF	Commercial Banks	6,061,420	22,778,816
TNK-BP	Oil, Gas & Consumable Fuels	5,340,274	15,786,235
[c]Uralkali, GDR, Reg S	Chemicals	122,196	5,069,301
			139,750,350
Singapore 1.0%			
Keppel Corp. Ltd.	Industrial Conglomerates	559,143	5,456,352
SembCorp Marine Ltd.	Machinery	525,000	2,432,465
			7,888,817
South Africa 1.1%			
Remgro Ltd.	Diversified Financial Services	504,061	8,291,822
[a]Tiger Brands Ltd.	Food Products	25,250	653,066
			8,944,888
South Korea 1.1%			
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	48,967	9,422,742
Sweden 0.9%			
Oriflame Cosmetics SA, SDR	Personal Products	149,765	7,747,100
Taiwan 2.2%			
President Chain Store Corp.	Food & Staples Retailing	3,628,075	16,101,472
Uni-President China Holdings Ltd.	Food Products	3,767,000	1,927,412
			18,028,884
Thailand 4.3%			
Kasikornbank Public Co. Ltd., fgn.	Commercial Banks	2,759,300	11,992,991
PTT Exploration and Production Public Co. Ltd., fgn.	Oil, Gas & Consumable Fuels	2,021,223	12,025,124
PTT Public Co. Ltd., fgn.	Oil, Gas & Consumable Fuels	938,100	10,976,282
			34,994,397
Turkey 4.4%			
Akbank TAS	Commercial Banks	2,712,311	13,164,428
Koza Altin Isletmeleri AS	Metals & Mining	245,860	3,221,916
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	667,504	19,611,507
			35,997,851
United Arab Emirates 1.0%			
[a]Emaar Properties PJSC	Real Estate Management & Development	8,942,377	7,864,266
United Kingdom 4.7%			
Anglo American PLC	Metals & Mining	444,762	23,120,354
Antofagasta PLC	Metals & Mining	704,479	15,386,654
			38,507,008
Vietnam 0.0%[†]			
Petrovietnam Fertilizer and Chemical JSC	Chemicals	217,810	365,883
Total Common Stocks (Cost $414,149,356)			725,854,005
Preferred Stocks 10.6%			
Brazil 9.7%			
Banco Bradesco SA, ADR, pfd.	Commercial Banks	607,631	12,608,343
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	1,018,810	7,986,752
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	130,588	4,641,098
Vale SA, ADR, pfd., A	Metals & Mining	1,817,625	53,656,290
			78,892,483
Chile 0.9%			
Embotelladora Andina SA, pfd., A	Beverages	1,918,947	7,713,552
Total Preferred Stocks (Cost $37,817,290)			86,606,035
Total Investments before Short Term Investments (Cost $451,966,646)			812,460,040
Short Term Investments (Cost $5,727,913) 0.7%			

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Money Market Funds 0.7%		
United States 0.7%		
[a,e] Institutional Fiduciary Trust Money Market Portfolio	5,727,913	5,727,913
Total Investments (Cost $457,694,559) 100.0%		818,187,953
Other Assets, less Liabilities (0.0)%†		(267,550)
Net Assets 100.0%		$ 817,920,403

† Rounds to less than 0.1% of net assets.
[a] Non-income producing.
[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the aggregate value of these securities was $1,408,337, representing 0.17% of net assets.
[c] At March 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[d] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the value of this security was $5,069,301, representing 0.62% of net assets.
[e] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

Templeton Foreign Securities Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 97.1%			
Aerospace & Defense 0.7%			
BAE Systems PLC	United Kingdom	3,909,200	$ 20,371,793
Automobiles 1.2%			
Toyota Motor Corp., ADR	Japan	440,460	35,346,915
Capital Markets 1.1%			
KKR & Co., LP	United States	1,155,000	18,953,550
Nomura Holdings Inc.	Japan	2,607,100	13,640,708
			32,594,258
Commercial Banks 6.5%			
BNP Paribas	France	430,520	31,483,407
DBS Group Holdings Ltd.	Singapore	2,993,520	34,769,434
HSBC Holdings PLC	United Kingdom	1,865,200	19,626,364
KB Financial Group Inc., ADR	South Korea	1,220,681	63,682,928
UniCredit SpA	Italy	10,439,019	25,796,495
United Overseas Bank Ltd.	Singapore	985,000	14,691,578
			190,050,206
Commercial Services & Supplies 1.2%			
Brambles Ltd.	Australia	2,750,737	20,150,035
Downer EDI Ltd.	Australia	4,000,712	15,688,086
			35,838,121
Communications Equipment 1.2%			
Telefonaktiebolaget LM Ericsson, B, ADR	Sweden	2,637,070	33,912,720
Computers & Peripherals 1.5%			
Compal Electronics Inc.	Taiwan	15,329,431	15,222,561
Lite-On Technology Corp.	Taiwan	23,045,407	28,370,812
			43,593,373
Construction Materials 0.5%			
CRH PLC	Ireland	659,820	15,127,199
Containers & Packaging 0.6%			
Rexam PLC	United Kingdom	3,021,290	17,608,254
Diversified Financial Services 2.5%			
[a]ING Groep NV	Netherlands	5,880,644	74,418,259
Diversified Telecommunication Services 10.1%			
China Telecom Corp. Ltd., H	China	84,868,357	51,933,611
France Telecom SA	France	2,164,143	48,481,088
Singapore Telecommunications Ltd.	Singapore	23,481,000	56,259,764
Telefonica SA, ADR	Spain	2,404,632	60,644,819
Telekom Austria AG	Austria	1,711,400	25,025,672
Telenor ASA	Norway	3,226,804	53,079,150
			295,424,104
Electric Utilities 2.0%			
E.ON AG	Germany	917,590	28,161,880
Iberdrola SA	Spain	3,537,921	30,760,119
			58,921,999
Electronic Equipment, Instruments & Components 1.3%			
[a]Flextronics International Ltd.	Singapore	4,961,670	37,063,675
Energy Equipment & Services 1.3%			
Aker Solutions ASA	Norway	1,617,940	37,172,172
Food & Staples Retailing 2.0%			
Tesco PLC	United Kingdom	9,326,670	57,030,806
Food Products 1.0%			
Nestle SA	Switzerland	518,760	29,742,692

Health Care Providers & Services 0.4%			
Celesio AG	Germany	509,850	12,505,297
Hotels, Restaurants & Leisure 0.8%			
[a]Autogrill SpA	Italy	1,655,033	23,298,559
Industrial Conglomerates 2.9%			
Hutchison Whampoa Ltd.	Hong Kong	3,794,709	44,929,737
Siemens AG	Germany	285,414	39,123,336
			84,053,073
Insurance 10.7%			
ACE Ltd.	United States	377,449	24,420,950
[a]AIA Group Ltd.	Hong Kong	7,983,000	24,579,181
[a,b]AIA Group Ltd., 144A	Hong Kong	3,128,000	9,630,926
Aviva PLC	United Kingdom	9,269,960	64,346,251
AXA SA	France	2,547,968	53,234,512
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	249,150	39,327,887
NKSJ Holdings Inc.	Japan	4,218,000	27,548,400
PartnerRe Ltd.	Bermuda	196,480	15,569,075
Swiss Reinsurance Co.	Switzerland	917,340	52,495,064
			311,152,246
Life Sciences Tools & Services 0.5%			
Lonza Group AG	Switzerland	175,440	14,720,300
Media 2.6%			
Pearson PLC	United Kingdom	875,466	15,469,714
Reed Elsevier NV	Netherlands	2,017,693	25,959,449
Vivendi SA	France	1,178,959	33,661,098
			75,090,261
Metals & Mining 1.2%			
Barrick Gold Corp.	Canada	663,561	34,478,077
Multi-Utilities 1.0%			
GDF Suez	France	697,431	28,411,465
Multiline Retail 0.4%			
Marks & Spencer Group PLC	United Kingdom	2,350,320	12,698,650
Oil, Gas & Consumable Fuels 11.7%			
BP PLC	United Kingdom	4,406,715	32,113,844
Gazprom, ADR	Russia	1,311,500	42,413,910
Reliance Industries Ltd.	India	998,145	23,478,647
Royal Dutch Shell PLC, B	United Kingdom	1,292,973	46,881,816
Sasol, ADR	South Africa	525,880	30,474,746
Statoil ASA	Norway	2,455,740	68,051,001
Talisman Energy Inc.	Canada	1,506,600	37,237,783
Total SA, B	France	979,926	59,643,282
			340,295,029
Pharmaceuticals 8.7%			
GlaxoSmithKline PLC	United Kingdom	2,772,585	52,895,231
Merck KGaA	Germany	405,300	36,616,720
Novartis AG	Switzerland	360,330	19,548,776
Roche Holding AG	Switzerland	468,100	66,878,711
Sanofi-Aventis	France	1,127,925	79,071,605
			255,011,043
Professional Services 1.9%			
Adecco SA	Switzerland	318,420	20,943,665
Hays PLC	United Kingdom	11,353,070	21,172,141
[a]Randstad Holding NV	Netherlands	267,000	14,868,198
			56,984,004
Real Estate Management & Development 1.1%			
Cheung Kong (Holdings) Ltd.	Hong Kong	1,973,922	32,379,969

Semiconductors & Semiconductor Equipment 5.9%			
Infineon Technologies AG	Germany	1,103,225	11,342,686
Samsung Electronics Co. Ltd.	South Korea	89,088	75,722,769
Siliconware Precision Industries Co.	Taiwan	14,515,000	18,165,346
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	27,781,526	66,702,116
			171,932,917
Software 3.4%			
Nintendo Co. Ltd.	Japan	166,400	44,972,432
SAP AG, ADR	Germany	492,220	30,202,619
Trend Micro Inc.	Japan	868,100	23,127,755
			98,302,806
Specialty Retail 3.0%			
Kingfisher PLC	United Kingdom	13,521,086	53,358,692
USS Co. Ltd.	Japan	431,520	33,581,121
			86,939,813
Textiles, Apparel & Luxury Goods 0.2%			
Yue Yuen Industrial Holdings Ltd.	Hong Kong	2,093,000	6,619,118
Trading Companies & Distributors 0.8%			
Itochu Corp.	Japan	2,102,500	22,026,431
Wireless Telecommunication Services 5.2%			
Mobile TeleSystems, ADR	Russia	914,865	19,422,584
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,482,500	22,281,975
Vodafone Group PLC, ADR	United Kingdom	3,781,940	108,730,775
			150,435,334
Total Common Stocks and Other Equity Interests (Cost $2,436,474,326)			2,831,550,938
Preferred Stocks (Cost $2,178,441) 1.2%			
Metals & Mining 1.2%			
Vale SA, ADR, pfd., A	Brazil	1,210,222	35,725,754
Total Investments before Short Term Investments (Cost $2,438,652,767)			2,867,276,692
Short Term Investments (Cost $63,080,036) 2.2%			
Money Market Funds 2.2%			
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	63,080,036	63,080,036
Total Investments (Cost $2,501,732,803) 100.5%			2,930,356,728
Other Assets, less Liabilities (0.5)%			(14,874,577)
Net Assets 100.0%			$ 2,915,482,151

[a]Non-income producing.

[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the value of this security was $9,630,926, representing 0.33% of net assets.

[c]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depository Receipt

Templeton Global Bond Securities Fund	Principal Amount*			Value
Foreign Government and Agency Securities 77.1%				
Argentina 1.2%				
[a,b]Government of Argentina, senior bond, FRN, 0.467%, 8/03/12	107,485,000		$	26,172,598
Australia 8.6%				
Government of Australia, TB123, 5.75%, 4/15/12	43,700,000	AUD		45,648,714
New South Wales Treasury Corp.,				
6.00%, 5/01/12	9,350,000	AUD		9,780,604
6.00%, 5/01/12 (London Exchange)	13,180,000	AUD		13,786,282
5.50%, 8/01/13	2,060,000	AUD		2,145,141
senior note, 5.50%, 3/01/17	32,225,000	AUD		33,189,992
Queensland Treasury Corp.,				
6.00%, 6/14/11	18,000,000	AUD		18,666,162
6.00%, 8/14/13	24,450,000	AUD		25,815,811
6.00%, 9/14/17	13,160,000	AUD		13,862,975
[c]144A, 7.125%, 9/18/17	4,380,000	NZD		3,626,179
Western Australia Treasury Corp.,				
5.50%, 7/17/12	21,890,000	AUD		22,791,491
8.00%, 6/15/13	1,870,000	AUD		2,047,877
				191,361,228
Brazil 4.0%				
Nota Do Tesouro Nacional,				
10.00%, 1/01/12	38,245[d]	BRL		23,080,088
10.00%, 1/01/14	7,100[d]	BRL		4,069,686
10.00%, 1/01/17	22,490[d]	BRL		12,215,365
[e]Index Linked, 6.00%, 5/15/11	2,055[d]	BRL		2,548,446
[e]Index Linked, 6.00%, 5/15/15	27,735[d]	BRL		33,762,821
[e]Index Linked, 6.00%, 5/15/45	10,825[d]	BRL		13,831,668
				89,508,074
Canada 0.7%				
Province of Manitoba, 6.375%, 9/01/15	19,985,000	NZD		16,205,692
Hungary 2.4%				
Government of Hungary, senior note,				
3.50%, 7/18/16	1,055,000	EUR		1,361,240
4.375%, 7/04/17	5,380,000	EUR		7,032,585
5.75%, 6/11/18	13,795,000	EUR		19,337,807
6.25%, 1/29/20	6,420,000			6,554,852
3.875%, 2/24/20	3,120,000	EUR		3,786,708
6.375%, 3/29/21	14,820,000			14,882,244
				52,955,436
Indonesia 8.1%				
Government of Indonesia,				
FR20, 14.275%, 12/15/13	14,267,000,000	IDR		1,922,607
FR31, 11.00%, 11/15/20	167,351,000,000	IDR		23,032,016
FR34, 12.80%, 6/15/21	207,810,000,000	IDR		31,665,236
FR35, 12.90%, 6/15/22	66,582,000,000	IDR		10,113,819
FR36, 11.50%, 9/15/19	30,075,000,000	IDR		4,197,511
FR37, 12.00%, 9/15/26	8,230,000,000	IDR		1,185,963
FR39, 11.75%, 8/15/23	5,491,000,000	IDR		776,344
FR40, 11.00%, 9/15/25	61,856,000,000	IDR		8,342,203
FR42, 10.25%, 7/15/27	88,574,000,000	IDR		11,137,047
FR43, 10.25%, 7/15/22	68,340,000,000	IDR		8,858,367
FR44, 10.00%, 9/15/24	4,454,000,000	IDR		560,260
FR46, 9.50%, 7/15/23	226,780,000,000	IDR		27,683,760
FR47, 10.00%, 2/15/28	61,737,000,000	IDR		7,575,056
FR48, 9.00%, 9/15/18	16,920,000,000	IDR		2,059,046
FR49, 9.00%, 9/15/13	35,030,000,000	IDR		4,208,991
[c]senior bond, 144A, 8.50%, 10/12/35	9,119,000			11,777,815
[c]senior bond, 144A, 6.625%, 2/17/37	2,240,000			2,411,340
[c]senior bond, 144A, 7.75%, 1/17/38	10,980,000			13,109,340

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2011 (unaudited) *(continued)*

[c]senior note, 144A, 11.625%, 3/04/19	6,410,000		9,217,713
			179,834,434
Iraq 0.4%			
Government of Iraq,			
[c]144A, 5.80%, 1/15/28	5,055,000		4,656,381
[f]Reg S, 5.80%, 1/15/28	3,440,000		3,168,734
			7,825,115
Israel 1.3%			
Government of Israel, 2680, 7.00%, 4/29/11	99,205,000	ILS	28,582,560
Lithuania 1.7%			
[c]Government of Lithuania, 144A,			
6.75%, 1/15/15	19,480,000		21,257,550
7.375%, 2/11/20	12,690,000		14,189,007
6.125%, 3/09/21	3,240,000		3,308,542
			38,755,099
Malaysia 1.9%			
Government of Malaysia, senior bond,			
3.756%, 4/28/11	13,210,000	MYR	4,370,234
3.833%, 9/28/11	3,860,000	MYR	1,284,131
2.711%, 2/14/12	710,000	MYR	234,489
[g]3.718%, 6/15/12	6,920,000	MYR	2,307,413
2.509%, 8/27/12	24,810,000	MYR	8,142,779
3.461%, 7/31/13	12,600,000	MYR	4,183,021
3.814%, 2/15/17	18,885,000	MYR	6,264,266
4.24%, 2/07/18	44,360,000	MYR	14,974,655
			41,760,988
Mexico 7.2%			
Government of Mexico,			
M, 9.00%, 6/20/13	1,152,500[h]	MXN	10,301,798
M10, 8.00%, 12/17/15	726,000[h]	MXN	6,376,255
M10, 7.25%, 12/15/16	250,000[h]	MXN	2,126,886
M10, 7.75%, 12/14/17	4,473,000[h]	MXN	38,791,514
M20, 10.00%, 12/05/24	8,569,800[h]	MXN	85,161,728
M30, 10.00%, 11/20/36	743,400[h]	MXN	7,214,538
MI10, 9.00%, 12/20/12	265,000[h]	MXN	2,356,468
MI10, 8.00%, 12/19/13	794,500[h]	MXN	6,983,397
			159,312,584
Norway 2.9%			
Government of Norway,			
6.00%, 5/16/11	300,110,000	NOK	54,480,752
6.50%, 5/15/13	49,400,000	NOK	9,606,796
			64,087,548
Peru 0.2%			
Government of Peru, 7.84%, 8/12/20	11,090,000	PEN	4,249,508
Philippines 0.4%			
Government of the Philippines, senior bond,			
5.75%, 2/21/12	134,520,000	PHP	3,179,461
5.25%, 1/07/13	61,770,000	PHP	1,438,165
8.75%, 3/03/13	160,310,000	PHP	3,950,075
			8,567,701
Poland 6.6%			
Government of Poland,			
4.75%, 4/25/12	46,975,000	PLN	16,572,965
5.25%, 4/25/13	16,450,000	PLN	5,815,355
5.75%, 4/25/14	92,590,000	PLN	32,992,982
6.25%, 10/24/15	44,730,000	PLN	16,124,301
5.75%, 9/23/22	48,750,000	PLN	16,282,475
senior note, 6.375%, 7/15/19	27,200,000		30,191,823
Strip, 7/25/12	4,110,000	PLN	1,361,992
Strip, 10/25/12	39,505,000	PLN	12,916,421

Strip, 1/25/13	44,505,000	PLN	14,342,764
			146,601,078
Qatar 0.6%			
[c]Government of Qatar, senior note, 144A, 6.55%, 4/09/19	12,060,000		13,633,185
Russia 3.2%			
[c]Government of Russia, 144A, 7.50%, 3/31/30	61,274,005		71,604,802
South Africa 1.7%			
Government of South Africa,			
5.25%, 5/16/13	3,590,000	EUR	5,296,255
4.50%, 4/05/16	1,874,000	EUR	2,700,393
6.875%, 5/27/19	21,215,000		24,651,830
senior note, 6.50%, 6/02/14	805,000		897,817
senior note, 5.875%, 5/30/22	3,485,000		3,746,256
			37,292,551
South Korea 14.2%			
Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	230,000	EUR	325,149
KDICB Redemption Fund Bond, senior bond, 07-1, 5.57%, 9/14/12	6,600,000,000	KRW	6,168,129
Korea Deposit Insurance Corp., senior bond, 08-1, 5.28%, 2/15/13	880,000,000	KRW	822,725
Korea Treasury Bond,			
4.75%, 12/10/11	77,103,490,000	KRW	71,057,798
5.25%, 9/10/12	28,539,000,000	KRW	26,640,628
4.25%, 12/10/12	23,404,000,000	KRW	21,577,423
5.25%, 3/10/13	6,483,790,000	KRW	6,076,422
5.00%, 9/10/16	2,806,000,000	KRW	2,655,048
senior bond, 5.50%, 6/10/11	19,791,570,000	KRW	18,133,591
senior bond, 4.00%, 6/10/12	132,027,650,000	KRW	121,081,607
senior bond, 3.75%, 6/10/13	42,675,000,000	KRW	39,005,663
			313,544,183
Sri Lanka 1.7%			
Government of Sri Lanka,			
A, 12.00%, 7/15/11	115,200,000	LKR	1,058,054
A, 6.90%, 8/01/12	14,600,000	LKR	131,391
A, 8.50%, 1/15/13	694,400,000	LKR	6,395,459
A, 13.50%, 2/01/13	674,300,000	LKR	6,717,749
A, 7.00%, 3/01/14	43,380,000	LKR	381,245
A, 11.25%, 7/15/14	773,000,000	LKR	7,597,541
A, 11.75%, 3/15/15	8,520,000	LKR	84,734
A, 6.50%, 7/15/15	106,480,000	LKR	886,578
A, 11.00%, 8/01/15	1,349,700,000	LKR	13,174,225
B, 6.60%, 6/01/14	56,800,000	LKR	491,439
			36,918,415
[i]**Supranational 1.5%**			
Corporacion Andina De Fomento, 8.125%, 6/04/19	9,880,000		11,928,223
European Investment Bank, senior note, 4.50%, 5/15/13	33,700,000	NOK	6,236,004
Inter-American Development Bank, senior note, 7.50%, 12/05/24	200,000,000	MXN	16,074,750
			34,238,977
Sweden 2.7%			
Government of Sweden, 5.50%, 10/08/12	361,490,000	SEK	59,945,076
Ukraine 0.8%			
[c]Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	16,330,000		16,816,422
United Arab Emirates 0.6%			
[c]Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	11,840,000		13,659,062
United Kingdom 0.5%			
United Kingdom Treasury Bond, 5.00%, 3/07/12	6,452,000	GBP	10,743,278
Venezuela 1.4%			
Government of Venezuela,			
10.75%, 9/19/13	13,570,000		13,672,115

[a,f]Reg S, FRN, 1.303%, 4/20/11	4,695,000		4,685,610
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	12,205,000		11,974,957
			30,332,682
Vietnam 0.6%			
[c]Government of Vietnam, 144A, 6.75%, 1/29/20	13,110,000		13,658,981
Total Foreign Government and Agency Securities (Cost $1,510,422,030)			1,708,167,257
Municipal Bonds 1.5%			
United States 1.5%			
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%, 9/01/29	175,000		177,511
Bay Area Toll Authority Toll Bridge Revenue, Build America Bonds, Series S1, 6.793%, 4/01/30	3,460,000		3,534,182
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%, 8/15/47	1,450,000		1,481,857
California State GO,			
7.625%, 3/01/40	1,320,000		1,445,334
Refunding, 5.125%, 4/01/33	4,725,000		4,488,939
Refunding, 5.00%, 4/01/38	1,985,000		1,769,707
Various Purpose, 6.00%, 4/01/38	11,650,000		11,886,611
Illinois Municipal Electricity Agency Power Supply Revenue, Series A, BHAC Insured, 5.00%, 2/01/35	2,155,000		2,087,764
Los Angeles Community College District GO, Election of 2008, Series D, 6.68%, 8/01/36	1,700,000		1,655,307
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/26	765,000		778,954
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	2,400,000		2,587,296
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	500,000		504,710
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28	1,500,000		1,609,020
Total Municipal Bonds (Cost $33,794,400)			34,007,192
Total Investments before Short Term Investments (Cost $1,544,216,430)			1,742,174,449
Short Term Investments 19.7%			
Foreign Government and Agency Securities 16.4%			
Egypt 3.7%			
[j]Egypt Treasury Bills, 4/05/11 - 2/21/12	500,600,000	EGP	81,505,749
Israel 3.0%			
[j]Israel Treasury Bills, 6/01/11 - 1/04/12	237,122,900	ILS	66,964,597
Malaysia 3.0%			
[g,j]Bank of Negara Monetary Note, 4/05/11 - 3/29/12	202,555,000	MYR	65,863,156
[j]Malaysia Treasury Bills, 6/24/11 - 2/24/12	2,550,000	MYR	827,335
			66,690,491
Philippines 0.2%			
[j]Philippine Treasury Bills, 7/13/11 - 2/22/12	175,620,000	PHP	4,015,900
Sri Lanka 0.1%			
[j]Sri Lanka Treasury Bills, 7/08/11 - 2/17/12	188,660,000	LKR	1,628,031
Sweden 2.6%			
[j]Government of Sweden, 9/21/11	366,200,000	SEK	57,492,706
United Kingdom 3.8%			
[j]United Kingdom Treasury Bills, 7/25/11 - 8/08/11	29,351,000	GBP	46,983,429
United Kingdom Treasury Note,			
3.25%, 12/07/11	18,942,000	GBP	30,909,407
cvt., 9.00%, 7/12/11	4,320,000	GBP	7,094,562
			84,987,398
Total Foreign Government and Agency Securities (Cost $363,425,065)			363,284,872

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Total Investments before Repurchase Agreements (Cost $1,907,641,495)		2,105,459,321
Repurchase Agreements (Cost $71,765,395) 3.3%		
United States 3.3%		
[k]Joint Repurchase Agreement, 0.085%, 4/01/11 (Maturity Value $71,765,565)	71,765,395	71,765,395
Barclays Capital Inc. (Maturity Value $11,946,097)		
BNP Paribas Securities Corp. (Maturity Value $9,429,995)		
Credit Suisse Securities (USA) LLC (Maturity Value $7,543,996)		
Deutsche Bank Securities Inc. (Maturity Value $11,412,160)		
HSBC Securities (USA) Inc. (Maturity Value $9,429,995)		
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $9,429,995)		
Morgan Stanley & Co. Inc. (Maturity Value $9,429,995)		
UBS Securities LLC (Maturity Value $3,143,332)		
Collateralized by U.S. Government Agency Securities, 0.00% - 6.27%, 4/11/11 - 1/26/16; U.S. Treasury Bills, 4/07/11 - 4/15/11; and U.S. Treasury Notes, 1.00% - 2.875%, 10/31/11 - 11/30/15 (valued at $ 73,320,366)		
Total Investments (Cost $1,979,406,890) 98.3%		2,177,224,716
Other Assets, less Liabilities 1.7%		38,543,972
Net Assets 100.0%		$ 2,215,768,688

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]The coupon rate shown represents the rate at period end.
[b]The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the aggregate value of these securities was $212,926,319, representing 9.61% of net assets.
[d]Principal amount is stated in 1000 Brazilian Real Units.
[e]Redemption price at maturity is adjusted for inflation.
[f]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the aggregate value of these securities was $7,854,344, representing 0.35% of net assets.
[g]A portion or all of the security purchased on a delayed delivery basis.
[h]Principal amount is stated in 100 Mexican Peso Units.
[i]A supranational organization is an entity formed by two or more central governments through international treaties.
[j]The security is traded on a discount basis with no stated coupon rate.
[k]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2011, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2011 (unaudited) *(continued)*

At March 31, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Sell	1,330,940,000	2,758,425		4/04/11	$ -	$ (26,842)
Chilean Peso	DBAB	Buy	1,330,940,000	2,535,124		4/04/11	250,144	-
Euro	HSBC	Sell	8,692,000	11,746,630		4/07/11	-	(567,901)
Euro	DBAB	Sell	7,243,000	9,787,683		4/07/11	-	(473,953)
Euro	UBSW	Sell	4,346,000	5,871,011		4/07/11	-	(286,254)
Indian Rupee	DBAB	Buy	159,915,000	3,523,521		4/11/11	58,998	-
Indian Rupee	DBAB	Buy	342,913,000	7,554,814		4/12/11	125,897	-
Euro	UBSW	Sell	3,907,000	5,263,120		4/13/11	-	(271,569)
Indian Rupee	JPHQ	Buy	230,330,000	5,089,041		4/13/11	69,015	-
Euro	HSBC	Sell	6,919,000	9,445,404		4/14/11	-	(355,928)
Indian Rupee	JPHQ	Buy	226,092,000	4,995,404		4/15/11	65,838	-
Indian Rupee	JPHQ	Buy	112,941,000	2,484,951		4/19/11	41,416	-
Indian Rupee	DBAB	Buy	79,271,000	1,746,057		4/19/11	27,148	-
Malaysian Ringgit	JPHQ	Buy	4,069,213	1,247,077		4/19/11	95,764	-
Japanese Yen	UBSW	Sell	261,900,000	2,855,990		4/20/11	-	(294,477)
Japanese Yen	CITI	Sell	261,800,000	2,856,410		4/20/11	-	(292,854)
Malaysian Ringgit	JPHQ	Buy	11,659,000	3,590,146		4/22/11	256,566	-
Chilean Peso	MSCO	Buy	5,015,940,000	9,549,442		4/25/11	924,435	-
Indian Rupee	DBAB	Buy	160,601,000	3,546,059		4/26/11	41,681	-
Chilean Peso	JPHQ	Buy	1,501,938,000	2,859,473		4/27/11	276,097	-
Indian Rupee	JPHQ	Buy	22,911,000	505,538		4/27/11	6,185	-
Chilean Peso	CITI	Buy	2,420,966,000	4,637,866		4/28/11	415,815	-
Indian Rupee	JPHQ	Buy	113,671,000	2,508,186		4/28/11	30,208	-
Indian Rupee	DBAB	Buy	71,377,981	1,575,325		4/28/11	18,621	-
Indian Rupee	JPHQ	Buy	113,782,000	2,511,744		4/29/11	28,652	-
Peruvian Nuevo Sol	DBAB	Buy	32,777,510	11,430,692		4/29/11	224,901	-
Swedish Krona	BZWS	Buy	122,773,200	12,757,645	EUR	4/29/11	1,351,004	-
New Zealand Dollar	UBSW	Sell	7,565,376	5,811,003		5/02/11	50,633	-
New Zealand Dollar	DBAB	Sell	12,744,985	9,859,520		5/04/11	156,794	-
Peruvian Nuevo Sol	DBAB	Buy	7,298,991	2,544,089		5/06/11	50,517	-
Chilean Peso	DBAB	Buy	1,150,200,000	2,166,102		5/10/11	232,230	-
Japanese Yen	CITI	Sell	733,721,000	8,237,235		5/10/11	-	(589,990)
Japanese Yen	UBSW	Sell	733,361,000	8,237,235		5/10/11	-	(585,659)
Japanese Yen	DBAB	Sell	490,555,000	5,491,492		5/10/11	-	(410,260)
Chilean Peso	DBAB	Buy	420,740,000	778,788		5/19/11	97,803	-
Indian Rupee	DBAB	Buy	217,594,000	4,578,998		6/01/11	247,995	-
Indian Rupee	HSBC	Buy	251,448,000	5,224,023		6/03/11	351,826	-
Indian Rupee	DBAB	Buy	160,277,000	3,315,619		6/07/11	235,787	-
Polish Zloty	CITI	Buy	5,990,000	1,436,451	EUR	6/07/11	64,163	-
Polish Zloty	DBAB	Buy	30,704,000	7,358,658	EUR	6/07/11	335,133	-
Indian Rupee	HSBC	Buy	42,784,000	898,257		6/08/11	49,565	-
Indian Rupee	DBAB	Buy	43,392,000	902,684		6/10/11	58,239	-
Indian Rupee	HSBC	Buy	108,000,000	2,247,098		6/13/11	143,204	-
Indian Rupee	DBAB	Buy	108,614,000	2,278,456		6/16/11	124,052	-
Indian Rupee	DBAB	Buy	98,937,000	2,078,072		6/20/11	108,707	-
Indian Rupee	JPHQ	Buy	79,054,000	1,658,012		6/22/11	88,629	-
Indian Rupee	DBAB	Buy	119,627,000	2,535,007		6/24/11	107,053	-
Indian Rupee	HSBC	Buy	80,337,000	1,690,949		6/27/11	82,341	-
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,510,397		6/29/11	340,118	-
Swedish Krona	UBSW	Buy	103,791,000	10,806,797	EUR	6/29/11	1,077,007	-
Indian Rupee	DBAB	Buy	79,423,000	1,637,588		7/11/11	111,031	-
Indian Rupee	JPHQ	Buy	127,745,000	2,632,289		7/12/11	179,701	-
Indian Rupee	DBAB	Buy	40,128,000	829,948		7/12/11	53,370	-
Malaysian Ringgit	DBAB	Buy	18,006,622	5,559,659		7/12/11	347,579	-
Malaysian Ringgit	DBAB	Buy	13,610,000	4,207,760		7/13/11	256,812	-
Indian Rupee	CITI	Buy	19,711,000	408,349		7/18/11	25,067	-
Malaysian Ringgit	DBAB	Buy	11,455,000	2,778,014	EUR	7/18/11	-	(170,767)
Malaysian Ringgit	DBAB	Buy	2,637,000	813,763		7/18/11	50,965	-
Indian Rupee	JPHQ	Buy	19,711,000	407,673		7/20/11	25,585	-
Malaysian Ringgit	DBAB	Buy	12,933,000	3,082,647	EUR	7/20/11	-	(117,106)
Malaysian Ringgit	DBAB	Buy	4,160,000	1,279,252		7/20/11	84,708	-
Malaysian Ringgit	DBAB	Buy	16,628,000	3,962,661	EUR	7/25/11	-	(150,732)
Malaysian Ringgit	DBAB	Buy	5,058,000	1,555,111		7/25/11	102,700	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Malaysian Ringgit	JPHQ	Buy	16,628,000	3,979,799	EUR	7/27/11	-	(175,421)
Malaysian Ringgit	JPHQ	Buy	5,318,000	1,638,526		7/27/11	104,258	-
Malaysian Ringgit	HSBC	Buy	3,005,000	926,268		7/29/11	58,375	-
Malaysian Ringgit	HSBC	Buy	6,100,000	1,897,297		8/08/11	100,080	-
Malaysian Ringgit	JPHQ	Buy	1,100,000	341,827		8/09/11	18,330	-
South Korean Won	HSBC	Buy	21,363,430,000	19,122,297		8/09/11	202,759	-
Polish Zloty	DBAB	Buy	59,155,000	14,545,119	EUR	8/12/11	42,018	-
New Zealand Dollar	HSBC	Sell	2,945,715	2,217,269		8/15/11	-	(10,086)
Japanese Yen	UBSW	Sell	758,781,000	8,929,251		8/18/11	-	(207,805)
Japanese Yen	DBAB	Sell	461,885,000	5,435,540		8/18/11	-	(126,367)
Japanese Yen	JPHQ	Sell	377,047,000	4,414,037		8/18/11	-	(126,272)
Japanese Yen	HSBC	Sell	375,298,000	4,415,946		8/19/11	-	(103,351)
Euro	UBSW	Sell	6,270,000	8,074,004		8/22/11	-	(781,299)
Japanese Yen	BZWS	Sell	376,247,000	4,429,249		8/22/11	-	(101,624)
Japanese Yen	DBAB	Sell	376,727,000	4,440,441		8/22/11	-	(96,213)
Japanese Yen	MSCO	Sell	300,000,000	3,531,739		8/22/11	-	(80,947)
Euro	UBSW	Sell	6,274,000	8,065,980		8/23/11	-	(794,739)
Japanese Yen	FBCO	Sell	746,218,000	8,779,035		8/23/11	-	(207,233)
Japanese Yen	CITI	Sell	751,731,000	8,864,439		8/23/11	-	(188,219)
Japanese Yen	DBAB	Sell	371,821,000	4,391,829		8/23/11	-	(85,795)
Indian Rupee	HSBC	Buy	143,891,000	2,979,171		8/24/11	163,650	-
Indian Rupee	DBAB	Buy	124,700,000	2,577,511		8/24/11	146,146	-
Japanese Yen	JPHQ	Sell	750,133,000	8,840,695		8/24/11	-	(192,818)
Japanese Yen	BZWS	Sell	747,636,000	8,833,546		8/24/11	-	(169,897)
Euro	BZWS	Sell	7,656,600	9,689,427		8/25/11	-	(1,123,354)
Japanese Yen	DBAB	Sell	685,950,000	8,081,836		8/25/11	-	(178,840)
Japanese Yen	BZWS	Sell	337,439,000	3,976,420		8/25/11	-	(87,250)
United States Dollar	CITI	Buy	7,760,297	6,137,727	EUR	8/25/11	-	(907,507)
Euro	UBSW	Sell	9,307,428	11,777,806		8/26/11	-	(1,365,956)
Euro	HSBC	Sell	8,279,000	10,443,296		8/26/11	-	(1,248,140)
Japanese Yen	HSBC	Sell	2,493,199,000	29,825,345		8/26/11	-	(199,782)
Japanese Yen	JPHQ	Sell	751,903,000	8,880,234		8/26/11	-	(174,793)
Japanese Yen	UBSW	Sell	937,086,000	11,163,361		8/26/11	-	(121,790)
Swedish Krona	UBSW	Buy	30,000,000	3,154,541	EUR	8/26/11	258,239	-
United States Dollar	UBSW	Buy	16,993,151	13,425,892	EUR	8/26/11	-	(1,966,622)
United States Dollar	HSBC	Buy	14,772,566	11,710,875	EUR	8/26/11	-	(1,765,295)
United States Dollar	JPHQ	Buy	11,099,031	8,794,794	EUR	8/26/11	-	(1,320,801)
Euro	JPHQ	Sell	4,095,317	5,170,338		8/29/11	-	(612,528)
Euro	JPHQ	Sell	2,095,000	2,647,452		8/29/11	-	(310,831)
Malaysian Ringgit	JPHQ	Buy	8,340,000	2,611,555		8/29/11	115,275	-
Japanese Yen	BZWS	Sell	890,300,000	10,574,388		8/30/11	-	(147,797)
Indian Rupee	DBAB	Buy	88,183,000	1,811,855		9/01/11	111,432	-
Japanese Yen	JPHQ	Sell	372,662,000	4,392,527		9/01/11	-	(95,666)
Indian Rupee	DBAB	Buy	25,000,000	511,876		9/27/11	30,836	-
Japanese Yen	JPHQ	Sell	172,207,000	2,055,712		9/30/11	-	(18,971)
Philippine Peso	HSBC	Buy	49,600,000	1,097,709		9/30/11	36,251	-
Philippine Peso	HSBC	Buy	39,700,000	878,562		10/03/11	28,950	-
Philippine Peso	DBAB	Buy	195,560,000	4,346,164		10/04/11	124,000	-
Philippine Peso	HSBC	Buy	156,866,000	3,480,806		10/04/11	104,880	-
Euro	UBSW	Sell	6,370,000	8,714,670		10/05/11	-	(271,016)
Philippine Peso	HSBC	Buy	233,867,000	5,225,144		10/05/11	120,428	-
Philippine Peso	DBAB	Buy	233,811,000	5,220,977		10/05/11	123,315	-
Philippine Peso	JPHQ	Buy	61,767,000	1,379,836		10/06/11	31,932	-
Philippine Peso	DBAB	Buy	191,936,000	4,314,526		10/07/11	72,248	-
Philippine Peso	HSBC	Buy	153,878,000	3,469,706		10/11/11	46,648	-
Philippine Peso	JPHQ	Buy	76,627,000	1,729,768		10/11/11	21,279	-
Philippine Peso	DBAB	Buy	153,588,000	3,468,642		10/11/11	41,085	-
Philippine Peso	CITI	Buy	76,826,000	1,737,044		10/11/11	18,550	-
Malaysian Ringgit	DBAB	Buy	11,434,805	3,645,721		10/12/11	81,703	-
Philippine Peso	DBAB	Buy	45,732,000	1,037,807		10/12/11	7,197	-
Malaysian Ringgit	DBAB	Buy	4,934,783	1,573,040		10/13/11	35,454	-
Philippine Peso	HSBC	Buy	76,252,000	1,717,581		10/13/11	24,751	-
Philippine Peso	JPHQ	Buy	194,374,000	4,386,190		10/13/11	55,189	-
Euro	HSBC	Sell	3,762,000	5,229,932		10/17/11	-	(74,809)
Philippine Peso	JPHQ	Buy	108,152,000	2,463,767		10/17/11	7,055	-
Euro	HSBC	Sell	3,753,000	5,264,333		10/18/11	-	(27,549)
Norwegian Krone	BZWS	Buy	30,824,000	3,765,775	EUR	10/18/11	194,560	-
Euro	HSBC	Sell	5,054,000	7,058,416		10/19/11	-	(67,700)
Norwegian Krone	BZWS	Buy	30,949,000	3,765,727	EUR	10/19/11	216,750	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Philippine Peso	DBAB	Buy	41,880,000	950,954		10/19/11	5,749	-
Philippine Peso	HSBC	Buy	154,149,000	3,493,699		10/19/11	27,667	-
Philippine Peso	DBAB	Buy	167,411,000	3,771,877		10/21/11	52,125	-
Philippine Peso	JPHQ	Buy	84,061,000	1,894,460		10/21/11	25,661	-
Chilean Peso	CITI	Buy	921,291,798	1,849,984		10/25/11	37,176	-
Indian Rupee	HSBC	Buy	213,392,000	4,601,941		10/26/11	8,379	-
Indian Rupee	DBAB	Buy	208,500,000	4,488,698		10/26/11	15,931	-
Philippine Peso	JPHQ	Buy	82,631,000	1,873,634		10/26/11	13,428	-
Philippine Peso	HSBC	Buy	154,149,000	3,489,745		10/26/11	30,590	-
Philippine Peso	DBAB	Buy	165,158,000	3,744,145		10/26/11	27,604	-
Indian Rupee	HSBC	Buy	317,880,000	6,876,055		10/27/11	-	(9,407)
Indian Rupee	DBAB	Buy	440,314,000	9,473,193		10/27/11	38,198	-
Norwegian Krone	BZWS	Buy	61,766,000	7,531,521	EUR	10/27/11	406,640	-
Philippine Peso	HSBC	Buy	40,030,000	911,637		10/27/11	2,498	-
Chilean Peso	BZWS	Buy	199,342,000	393,568		10/28/11	14,631	-
Chilean Peso	DBAB	Buy	398,486,000	787,133		10/28/11	28,860	-
Philippine Peso	DBAB	Buy	146,355,000	3,332,312		10/28/11	9,750	-
Philippine Peso	HSBC	Buy	26,680,000	607,745		10/28/11	1,501	-
Philippine Peso	HSBC	Buy	52,110,000	1,185,126		10/31/11	4,672	-
Philippine Peso	DBAB	Buy	26,150,000	607,843		11/04/11	-	(10,874)
Norwegian Krone	UBSW	Buy	47,173,200	5,682,902	EUR	11/07/11	404,768	-
Japanese Yen	CITI	Sell	341,992,119	4,230,534		11/08/11	107,756	-
Japanese Yen	BZWS	Sell	335,950,000	4,156,254		11/10/11	106,184	-
Japanese Yen	BZWS	Sell	429,663,000	5,357,394		11/14/11	177,226	-
Japanese Yen	UBSW	Sell	340,600,700	4,246,521		11/14/11	140,119	-
Philippine Peso	DBAB	Buy	48,500,000	1,126,545		11/14/11	-	(19,820)
Japanese Yen	DBAB	Sell	796,770,000	9,733,480		11/16/11	127,032	-
Japanese Yen	JPHQ	Sell	397,873,000	4,862,190		11/16/11	65,139	-
Euro	UBSW	Sell	4,794,427	6,494,531		11/17/11	-	(259,339)
Japanese Yen	BZWS	Sell	986,239,000	11,990,310		11/17/11	99,293	-
Japanese Yen	HSBC	Sell	207,909,000	2,515,231		11/17/11	8,486	-
Japanese Yen	UBSW	Sell	317,836,000	3,860,044		11/17/11	27,916	-
Euro	DBAB	Sell	933,877	1,259,295		11/18/11	-	(56,207)
Japanese Yen	BZWS	Sell	1,107,834,000	13,360,275		11/21/11	2,333	-
Norwegian Krone	MSCO	Buy	15,002,870	1,807,891	EUR	11/25/11	126,255	-
Euro	DBAB	Sell	1,300,570	1,737,236		11/28/11	-	(94,223)
Japanese Yen	BOFA	Sell	859,147,000	10,376,172		11/28/11	15,657	-
Norwegian Krone	MSCO	Buy	23,130,000	2,781,921	EUR	11/28/11	201,680	-
Norwegian Krone	UBSW	Buy	75,812,000	9,179,975	EUR	11/28/11	573,985	-
Japanese Yen	CITI	Sell	310,702,000	3,754,253		11/29/11	7,415	-
Japanese Yen	BZWS	Sell	1,251,786,000	15,116,363		11/29/11	20,743	-
Japanese Yen	DBAB	Sell	770,370,000	9,205,042		12/01/11	-	(85,353)
Norwegian Krone	UBSW	Buy	23,030,000	2,791,515	EUR	12/01/11	169,915	-
Euro	DBAB	Sell	5,440,000	7,078,800		12/02/11	-	(580,819)
Euro	HSBC	Sell	2,155,292	2,824,079		12/06/11	-	(210,225)
Euro	UBSW	Sell	1,343,551	1,789,315		12/07/11	-	(102,129)
Euro	BZWS	Sell	5,095,000	6,732,533		12/12/11	-	(439,034)
Malaysian Ringgit	JPHQ	Buy	13,361,013	4,220,289		12/16/11	116,341	-
Japanese Yen	CITI	Sell	286,112,008	3,445,887		12/28/11	-	(6,077)
Japanese Yen	BZWS	Sell	285,057,504	3,434,883		12/28/11	-	(4,358)
Japanese Yen	JPHQ	Sell	285,510,329	3,463,124		12/28/11	18,419	-
Swedish Krona	DBAB	Buy	136,332,733	15,020,408	EUR	1/05/12	116,707	-
Euro	CITI	Sell	5,040,000	6,519,290		1/10/12	-	(568,148)
Japanese Yen	BZWS	Sell	277,330,000	3,353,446		1/10/12	6,423	-
Japanese Yen	UBSW	Sell	138,650,000	1,676,805		1/10/12	3,475	-
Japanese Yen	CITI	Sell	138,680,000	1,677,960		1/10/12	4,267	-
Euro	UBSW	Sell	13,846,000	17,922,609		1/11/12	-	(1,547,511)
Euro	DBAB	Sell	9,460,000	12,259,119		1/11/12	-	(1,043,447)
Euro	BZWS	Sell	1,726,000	2,233,444		1/11/12	-	(193,641)
Japanese Yen	HSBC	Sell	139,250,000	1,687,572		1/12/12	6,922	-
Japanese Yen	DBAB	Sell	139,110,000	1,682,491		1/12/12	3,530	-
Chilean Peso	MSCO	Buy	2,254,600,000	4,442,999		1/13/12	135,426	-
Euro	JPHQ	Sell	937,000	1,211,775		1/13/12	-	(105,738)
Japanese Yen	HSBC	Sell	397,130,000	4,811,539		1/13/12	18,345	-
Japanese Yen	UBSW	Sell	313,510,000	3,797,176		1/13/12	13,240	-
Japanese Yen	BZWS	Sell	394,150,000	4,771,792		1/13/12	14,565	-
Philippine Peso	JPHQ	Buy	374,905,000	8,515,730		1/13/12	16,473	-
Philippine Peso	HSBC	Buy	60,160,000	1,367,801		1/17/12	1,062	-
Euro	DBAB	Sell	4,856,000	6,438,109		1/18/12	-	(388,759)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Philippine Peso	DBAB	Buy	66,125,000	1,484,121		1/18/12	20,392	-
Philippine Peso	HSBC	Buy	115,942,000	2,602,806		1/18/12	35,170	-
Philippine Peso	DBAB	Buy	41,372,000	931,592		1/19/12	9,679	-
Philippine Peso	JPHQ	Buy	165,119,000	3,670,535		1/19/12	86,154	-
British Pound	DBAB	Buy	903,679	1,430,452		1/24/12	10,951	-
British Pound	BZWS	Buy	906,238	1,435,872		1/24/12	9,612	-
British Pound	CITI	Buy	603,463	953,634		1/24/12	8,912	-
British Pound	DBAB	Buy	474,519	755,031		1/26/12	1,807	-
Japanese Yen	DBAB	Sell	897,860,782	10,935,263		1/26/12	95,168	-
Japanese Yen	UBSW	Sell	944,420,000	11,488,596		1/26/12	86,381	-
Japanese Yen	BZWS	Sell	1,079,470,000	13,122,660		1/26/12	89,953	-
Philippine Peso	HSBC	Buy	154,149,000	3,423,251		1/26/12	82,614	-
British Pound	JPHQ	Buy	119,423	190,002		1/27/12	468	-
British Pound	BZWS	Buy	601,378	945,862		1/27/12	13,287	-
British Pound	MSCO	Buy	358,395	564,198		1/27/12	7,413	-
Chilean Peso	DBAB	Buy	2,227,910,000	4,404,290		1/27/12	112,517	-
Euro	CITI	Sell	4,998,400	6,758,487		1/27/12	-	(266,467)
Japanese Yen	HSBC	Sell	1,162,462,488	14,183,290		1/27/12	148,267	-
British Pound	JPHQ	Buy	237,230	373,367		1/30/12	4,968	-
Chilean Peso	JPHQ	Buy	675,370,000	1,337,102		1/30/12	31,645	-
Chilean Peso	DBAB	Buy	5,127,860,000	10,218,932		1/30/12	173,506	-
British Pound	MSCO	Buy	116,956	185,153		1/31/12	1,364	-
Chilean Peso	DBAB	Buy	3,093,470,000	6,161,677		1/31/12	107,007	-
Euro	DBAB	Sell	31,205,000	42,438,800		1/31/12	-	(1,412,121)
British Pound	CITI	Buy	391,619	619,451		2/01/12	5,072	-
British Pound	MSCO	Buy	450,886	710,738		2/01/12	8,300	-
British Pound	BZWS	Buy	48,594	76,617		2/01/12	877	-
Euro	UBSW	Sell	5,540,000	7,543,763		2/01/12	-	(241,080)
Philippine Peso	DBAB	Buy	155,800,000	3,505,772		2/03/12	36,211	-
Philippine Peso	HSBC	Buy	99,500,000	2,237,354		2/03/12	24,695	-
Indian Rupee	JPHQ	Buy	21,500,000	445,873		2/06/12	10,953	-
Philippine Peso	HSBC	Buy	84,800,000	1,916,384		2/06/12	11,181	-
Philippine Peso	JPHQ	Buy	60,500,000	1,362,613		2/07/12	12,526	-
Singapore Dollar	DBAB	Buy	6,207,000	4,860,459		2/07/12	68,493	-
Singapore Dollar	HSBC	Buy	6,206,000	4,860,284		2/07/12	67,873	-
Australian Dollar	UBSW	Buy	10,557,970	10,238,591		2/08/12	262,727	-
Australian Dollar	MSCO	Buy	10,560,886	10,268,877		2/08/12	235,341	-
Euro	CITI	Sell	6,572,000	8,878,181		2/08/12	-	(354,679)
Euro	UBSW	Sell	4,929,000	6,676,084		2/08/12	-	(248,561)
Euro	HSBC	Sell	1,200,000	1,621,680		2/08/12	-	(64,174)
Norwegian Krone	UBSW	Buy	72,121,400	9,100,722	EUR	2/08/12	-	(4,696)
Singapore Dollar	DBAB	Buy	12,363,000	9,721,129		2/08/12	96,301	-
Australian Dollar	BZWS	Buy	3,351,000	265,734,300	JPY	2/09/12	123,289	-
Australian Dollar	CITI	Buy	3,351,000	265,901,850	JPY	2/09/12	121,266	-
Australian Dollar	DBAB	Buy	3,351,000	265,995,678	JPY	2/09/12	120,133	-
Euro	BZWS	Sell	800,000	1,078,400		2/09/12	-	(45,465)
Euro	HSBC	Sell	600,000	806,880		2/09/12	-	(36,019)
Euro	JPHQ	Sell	300,000	405,840		2/09/12	-	(15,609)
Euro	DBAB	Sell	180,000	242,431		2/09/12	-	(10,438)
Norwegian Krone	UBSW	Buy	100,802,700	12,673,686	EUR	2/09/12	57,717	-
Norwegian Krone	DBAB	Buy	144,025,000	18,112,935	EUR	2/09/12	75,427	-
Polish Zloty	DBAB	Buy	17,528,000	4,407,896	EUR	2/09/12	-	(186,007)
Singapore Dollar	BZWS	Buy	1,717,028	1,347,894		2/09/12	15,598	-
Chilean Peso	DBAB	Buy	1,145,000,000	2,326,290		2/10/12	-	(8,747)
Euro	BZWS	Sell	612,000	829,872		2/10/12	-	(29,856)
Japanese Yen	MSCO	Sell	394,373,000	4,826,319		2/10/12	63,289	-
Japanese Yen	HSBC	Sell	413,563,000	5,052,077		2/10/12	57,280	-
Polish Zloty	BZWS	Buy	17,528,000	4,405,238	EUR	2/10/12	-	(182,608)
Chilean Peso	DBAB	Buy	1,058,220,000	2,149,980		2/13/12	-	(8,836)
Chilean Peso	BZWS	Buy	1,142,900,000	2,319,196		2/13/12	-	(6,716)
Euro	UBSW	Sell	657,000	892,055		2/13/12	-	(30,796)
Singapore Dollar	HSBC	Buy	6,117,200	4,803,595		2/13/12	54,124	-
British Pound	BZWS	Buy	2,562,230	4,082,606		2/14/12	2,126	-
Chilean Peso	MSCO	Buy	1,963,430,000	4,038,733		2/14/12	-	(66,501)
Chilean Peso	DBAB	Buy	1,130,600,000	2,305,465		2/14/12	-	(18,139)
Malaysian Ringgit	DBAB	Buy	97,443,480	31,603,632		2/14/12	-	(84,959)
Polish Zloty	DBAB	Buy	17,528,000	4,365,194	EUR	2/14/12	-	(127,707)
Singapore Dollar	HSBC	Buy	4,404,400	3,458,582		2/14/12	38,999	-
Japanese Yen	JPHQ	Sell	144,920,000	1,765,595		2/15/12	15,123	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Japanese Yen	DBAB	Sell	123,057,280	1,497,958	2/15/12	11,564	-
Chilean Peso	MSCO	Buy	3,554,470,000	7,382,077	2/16/12	-	(192,680)
Euro	JPHQ	Sell	1,971,000	2,636,410	2/16/12	-	(131,867)
Euro	UBSW	Sell	1,971,000	2,637,533	2/16/12	-	(130,744)
Euro	DBAB	Sell	2,038,000	2,734,629	2/17/12	-	(127,654)
Malaysian Ringgit	HSBC	Buy	4,899,000	1,582,569	2/17/12	1,777	-
Singapore Dollar	BZWS	Buy	4,886,000	3,824,209	2/17/12	55,847	-
Singapore Dollar	DBAB	Buy	7,334,000	5,736,544	2/17/12	87,509	-
Singapore Dollar	HSBC	Buy	7,334,000	5,736,724	2/17/12	87,330	-
Chilean Peso	DBAB	Buy	1,455,470,000	3,009,657	2/21/12	-	(67,491)
Chilean Peso	JPHQ	Buy	1,055,800,000	2,167,411	2/21/12	-	(33,159)
Euro	UBSW	Sell	2,038,000	2,728,495	2/21/12	-	(133,407)
Chilean Peso	JPHQ	Buy	1,792,000,000	3,719,772	2/22/12	-	(97,748)
Japanese Yen	HSBC	Sell	385,460,000	4,651,662	2/22/12	-	(5,026)
Chilean Peso	DBAB	Buy	1,435,490,000	2,965,643	2/23/12	-	(64,543)
Japanese Yen	JPHQ	Sell	385,700,000	4,652,313	2/23/12	-	(7,383)
Singapore Dollar	DBAB	Buy	9,547,000	7,468,688	2/24/12	112,889	-
Chilean Peso	CITI	Buy	2,285,090,000	4,709,098	2/27/12	-	(93,128)
Chilean Peso	MSCO	Buy	2,254,540,000	4,646,859	2/27/12	-	(92,601)
Chilean Peso	DBAB	Buy	2,094,920,000	4,297,757	2/27/12	-	(65,937)
Euro	DBAB	Sell	5,346,000	7,284,299	2/27/12	-	(221,425)
Singapore Dollar	DBAB	Buy	5,952,000	4,667,869	2/27/12	58,842	-
Chilean Peso	MSCO	Buy	1,559,200,000	3,181,392	2/28/12	-	(32,115)
Chilean Peso	JPHQ	Buy	593,800,000	1,223,069	2/28/12	-	(23,710)
Chilean Peso	DBAB	Buy	790,050,000	1,632,200	2/29/12	-	(36,641)
Chilean Peso	BZWS	Buy	2,006,200,000	4,086,779	2/29/12	-	(35,123)
Euro	DBAB	Sell	3,252,140	4,444,049	2/29/12	-	(121,615)
Singapore Dollar	DBAB	Buy	5,960,000	4,668,212	2/29/12	64,877	-
Chilean Peso	DBAB	Buy	1,253,970,000	2,553,390	3/01/12	-	(21,209)
Chilean Peso	BZWS	Buy	1,004,500,000	2,043,328	3/01/12	-	(14,909)
Euro	DBAB	Sell	1,530,900	2,087,306	3/01/12	-	(61,846)
Japanese Yen	JPHQ	Sell	401,100,000	4,934,793	3/01/12	88,255	-
Japanese Yen	UBSW	Sell	447,200,000	5,501,021	3/01/12	97,451	-
Japanese Yen	HSBC	Sell	400,800,000	4,932,923	3/01/12	90,010	-
Chilean Peso	DBAB	Buy	1,253,970,000	2,553,390	3/02/12	-	(21,504)
Chilean Peso	DBAB	Buy	1,328,230,000	2,706,255	3/05/12	-	(25,369)
Euro	DBAB	Sell	1,536,000	2,099,251	3/05/12	-	(56,773)
Chilean Peso	DBAB	Buy	1,320,220,000	2,682,556	3/07/12	-	(18,459)
Euro	UBSW	Sell	6,915,000	9,567,248	3/08/12	-	(138,101)
Euro	MSCO	Sell	5,225,000	7,228,526	3/08/12	-	(104,872)
Euro	HSBC	Sell	1,844,000	2,548,408	3/08/12	-	(39,685)
Chilean Peso	DBAB	Buy	1,284,460,000	2,629,396	3/09/12	-	(38,064)
Chilean Peso	MSCO	Buy	662,100,000	1,346,279	3/12/12	-	(10,993)
Chilean Peso	DBAB	Buy	2,600,220,000	5,301,695	3/15/12	-	(59,551)
Australian Dollar	CITI	Buy	16,742,000	15,737,313	3/19/12	834,227	-
Japanese Yen	UBSW	Sell	330,530,000	4,114,396	3/19/12	118,883	-
Japanese Yen	CITI	Sell	407,702,000	5,074,644	3/19/12	146,261	-
Japanese Yen	MSCO	Sell	244,700,000	3,044,896	3/19/12	86,914	-
Singapore Dollar	JPHQ	Buy	11,426,000	8,934,240	3/19/12	140,097	-
Singapore Dollar	HSBC	Buy	9,120,000	7,147,559	3/19/12	95,392	-
Singapore Dollar	DBAB	Buy	7,978,100	6,254,047	3/19/12	82,026	-
Australian Dollar	DBAB	Buy	8,192,166	7,679,992	3/21/12	426,803	-
Chilean Peso	JPHQ	Buy	1,065,000,000	2,137,481	3/21/12	8,102	-
Singapore Dollar	HSBC	Buy	6,864,000	5,360,615	3/21/12	90,688	-
Singapore Dollar	DBAB	Buy	8,589,700	6,700,757	3/21/12	121,076	-
Australian Dollar	DBAB	Buy	537,776	503,606	3/22/12	28,503	-
Japanese Yen	UBSW	Sell	242,774,840	3,005,643	3/23/12	70,659	-
Euro	DBAB	Sell	2,736,000	3,829,333	3/26/12	-	(8,400)
British Pound	MSCO	Buy	2,852,773	4,545,238	3/29/12	-	(2,261)
British Pound	DBAB	Buy	2,853,149	4,545,238	3/29/12	-	(1,662)
British Pound	BZWS	Buy	5,722,896	9,090,477	3/30/12	22,883	-
Chilean Peso	DBAB	Buy	1,252,750,000	2,510,018	3/30/12	11,169	-
New Israeli Shekel	MSCO	Buy	9,296,110	2,596,996	3/30/12	35,816	-
British Pound	FBCO	Buy	3,431,879	5,454,285	4/02/12	10,365	-
Chilean Peso	DBAB	Buy	1,330,940,000	2,656,408	4/02/12	21,205	-
Euro	DBAB	Sell	3,712,000	5,214,432	4/04/12	-	(11,330)
	Unrealized appreciation (depreciation)					21,729,055	(31,653,650)
	Net unrealized appreciation (depreciation)						$ (9,924,595)

*In U.S. dollars unless otherwise indicated.

At March 31, 2011, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount*	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
JPHQ	Receive	3.558%	3-month USD BBA LIBOR	3,240,000	3/04/21	$ -	$ (7,405)
DBAB	Receive	3.523%	3-month USD BBA LIBOR	14,630,000	3/28/21	53,747	-
CITI	Receive	4.347%	3-month USD BBA LIBOR	7,460,000	2/25/41	-	(111,365)
JPHQ	Receive	4.349%	3-month USD BBA LIBOR	7,460,000	2/25/41	-	(114,792)
JPHQ	Receive	4.320%	3-month USD BBA LIBOR	5,600,000	2/28/41	-	(53,836)
JPHQ	Receive	4.299%	3-month USD BBA LIBOR	1,870,000	3/01/41	-	(11,486)
Unrealized appreciation (depreciation)						53,747	(298,884)
Net unrealized appreciation (depreciation)							$ (245,137)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks 94.6%			
Aerospace & Defense 0.4%			
BAE Systems PLC	United Kingdom	2,263,542	$ 11,795,868
[a]BAE Systems PLC, 144A	United Kingdom	387	2,017
			11,797,885
Air Freight & Logistics 2.0%			
Deutsche Post AG	Germany	773,732	13,978,329
FedEx Corp.	United States	162,010	15,156,036
United Parcel Service Inc., B	United States	504,400	37,487,008
			66,621,373
Airlines 0.5%			
[b]Deutsche Lufthansa AG	Germany	425,860	9,075,472
[b]International Consolidated Airlines Group SA	United Kingdom	2,154,830	7,850,343
			16,925,815
Auto Components 0.7%			
Compagnie Generale des Etablissements Michelin, B	France	265,066	22,384,882
Automobiles 2.4%			
Bayerische Motoren Werke AG	Germany	206,687	17,238,043
Hyundai Motor Co. Ltd.	South Korea	169,278	31,339,201
Nissan Motor Co. Ltd.	Japan	96,600	857,479
Toyota Motor Corp.	Japan	721,100	29,055,629
			78,490,352
Biotechnology 2.4%			
[b]Amgen Inc.	United States	1,061,710	56,748,400
[b]Biogen Idec Inc.	United States	302,080	22,169,651
			78,918,051
Capital Markets 0.3%			
Nomura Holdings Inc.	Japan	1,645,000	8,606,868
Commercial Banks 4.1%			
DBS Group Holdings Ltd.	Singapore	1,957,000	22,730,358
HSBC Holdings PLC	United Kingdom	2,504,324	26,351,477
ICICI Bank Ltd., ADR	India	314,400	15,666,552
Intesa Sanpaolo SpA	Italy	5,720,440	16,924,446
KB Financial Group Inc.	South Korea	595,044	31,203,858
UniCredit SpA	Italy	8,604,621	21,263,402
			134,140,093
Commercial Services & Supplies 0.1%			
[b]Rentokil Initial PLC	United Kingdom	2,560,768	3,698,212
Communications Equipment 2.3%			
[b]Brocade Communications Systems Inc.	United States	2,831,890	17,416,124
Cisco Systems Inc.	United States	1,623,980	27,851,257
Telefonaktiebolaget LM Ericsson, B	Sweden	2,488,244	32,079,677
			77,347,058
Computers & Peripherals 0.9%			
[b]Dell Inc.	United States	1,034,130	15,005,226
[b]Seagate Technology	United States	1,017,686	14,654,707
			29,659,933
Construction Materials 0.8%			
CRH PLC	Ireland	1,158,413	26,558,067
Consumer Finance 0.9%			
American Express Co.	United States	654,770	29,595,604
Diversified Financial Services 2.7%			
Bank of America Corp.	United States	1,089,850	14,527,701
[b]ING Groep NV	Netherlands	4,121,030	52,150,730

JPMorgan Chase & Co.	United States	445,910	20,556,451
			87,234,882
Diversified Telecommunication Services 4.2%			
France Telecom SA	France	1,675,680	37,538,549
KT Corp., ADR	South Korea	862,201	16,838,786
Singapore Telecommunications Ltd.	Singapore	16,734,000	40,094,157
Telefonica SA	Spain	1,233,540	30,876,027
Telekom Austria AG	Austria	526,010	7,691,804
Telenor ASA	Norway	210,567	3,463,711
			136,503,034
Electronic Equipment, Instruments & Components 1.3%			
[b]Flextronics International Ltd.	Singapore	1,843,660	13,772,140
FUJIFILM Holdings Corp.	Japan	303,610	9,407,017
TE Connectivity Ltd.	United States	606,638	21,123,135
			44,302,292
Energy Equipment & Services 3.2%			
Baker Hughes Inc.	United States	403,460	29,626,068
Halliburton Co.	United States	683,650	34,073,116
Noble Corp.	United States	533,080	24,319,110
SBM Offshore NV	Netherlands	567,850	16,478,516
			104,496,810
Food & Staples Retailing 1.9%			
CVS Caremark Corp.	United States	985,390	33,818,585
Tesco PLC	United Kingdom	4,682,930	28,635,223
			62,453,808
Food Products 1.2%			
Nestle SA	Switzerland	480,840	27,568,579
Unilever NV	Netherlands	382,832	12,001,790
			39,570,369
Health Care Equipment & Supplies 1.9%			
Covidien PLC	United States	657,978	34,175,377
Medtronic Inc.	United States	737,580	29,023,773
Olympus Corp.	Japan	800	22,266
			63,221,416
Health Care Providers & Services 0.5%			
Quest Diagnostics Inc.	United States	265,060	15,299,263
Hotels, Restaurants & Leisure 0.7%			
Compass Group PLC	United Kingdom	2,457,422	22,105,865
Industrial Conglomerates 4.6%			
General Electric Co.	United States	1,868,720	37,467,836
[b]Koninklijke Philips Electronics NV	Netherlands	678,444	21,682,600
Siemens AG	Germany	413,374	56,663,549
Tyco International Ltd.	United States	775,748	34,730,238
			150,544,223
Insurance 5.4%			
ACE Ltd.	United States	260,030	16,823,941
[b]AIA Group Ltd.	Hong Kong	1,173,200	3,612,213
[a,b]AIA Group Ltd., 144A	Hong Kong	3,254,200	10,019,488
Aviva PLC	United Kingdom	5,454,431	37,861,240
AXA SA	France	939,786	19,634,881
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	143,000	22,572,297
Progressive Corp.	United States	1,094,200	23,120,446
RenaissanceRe Holdings Ltd.	United States	232,530	16,042,245
Swiss Reinsurance Co.	Switzerland	357,670	20,467,776
Torchmark Corp.	United States	130,097	8,648,848
			178,803,375
Internet & Catalog Retail 0.1%			
Expedia Inc.	United States	198,745	4,503,562

IT Services 2.6%			
Accenture PLC, A	United States	1,316,637	72,375,536
[b]SAIC Inc.	United States	730,690	12,363,275
			84,738,811
Life Sciences Tools & Services 0.5%			
Lonza Group AG	Switzerland	179,380	15,050,886
Machinery 0.3%			
[b]Navistar International Corp.	United States	141,780	9,829,607
Media 9.4%			
Comcast Corp., Special A	United States	2,842,322	65,998,717
News Corp., A	United States	2,978,832	52,308,290
Pearson PLC	United Kingdom	1,126,208	19,900,391
Reed Elsevier NV	Netherlands	528,980	6,805,807
Time Warner Cable Inc.	United States	443,470	31,637,150
Time Warner Inc.	United States	606,340	21,646,338
Viacom Inc., B	United States	905,688	42,132,606
Vivendi SA	France	1,595,455	45,552,701
The Walt Disney Co.	United States	517,160	22,284,424
			308,266,424
Metals & Mining 0.4%			
Alcoa Inc.	United States	832,680	14,696,802
Multiline Retail 0.4%			
Target Corp.	United States	278,500	13,927,785
Office Electronics 0.4%			
Konica Minolta Holdings Ltd.	Japan	1,733,800	14,535,225
Oil, Gas & Consumable Fuels 7.4%			
BP PLC	United Kingdom	5,575,275	40,629,700
Chevron Corp.	United States	331,360	35,598,005
Eni SpA	Italy	1,041,807	25,582,346
Gazprom, ADR	Russia	720,370	23,296,766
Royal Dutch Shell PLC, B	United Kingdom	1,424,523	51,651,678
Statoil ASA	Norway	814,588	22,573,045
Total SA, B	France	703,120	42,795,460
			242,127,000
Paper & Forest Products 0.4%			
Svenska Cellulosa AB, B	Sweden	909,718	14,639,057
Pharmaceuticals 9.9%			
Bristol-Myers Squibb Co.	United States	282,710	7,472,025
GlaxoSmithKline PLC	United Kingdom	2,562,730	48,891,629
Merck & Co. Inc.	United States	1,022,991	33,768,933
Merck KGaA	Germany	234,690	21,203,005
Novartis AG	Switzerland	830,304	45,046,004
Pfizer Inc.	United States	3,508,463	71,256,883
Roche Holding AG	Switzerland	256,240	36,609,701
Sanofi-Aventis	France	877,657	61,526,917
			325,775,097
Professional Services 1.0%			
Adecco SA	Switzerland	145,170	9,548,370
Hays PLC	United Kingdom	4,042,646	7,539,059
[b]Randstad Holding NV	Netherlands	309,590	17,239,871
			34,327,300
Real Estate Management & Development 1.1%			
Cheung Kong (Holdings) Ltd.	Hong Kong	1,623,833	26,637,153
Swire Pacific Ltd., A	Hong Kong	580,046	8,515,778
			35,152,931
Road & Rail 0.3%			
East Japan Railway Co.	Japan	153,200	8,522,372

Semiconductors & Semiconductor Equipment 2.6%				
Samsung Electronics Co. Ltd.	South Korea		58,710	49,902,162
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan		14,281,625	34,289,499
				84,191,661
Software 5.8%				
Microsoft Corp.	United States		2,572,279	65,232,995
Nintendo Co. Ltd.	Japan		65,600	17,729,517
Oracle Corp.	United States		2,121,410	70,791,452
SAP AG	Germany		611,910	37,456,382
				191,210,346
Specialty Retail 1.8%				
The Home Depot Inc.	United States		387,190	14,349,261
Inditex SA	Spain		147,560	11,838,401
Kingfisher PLC	United Kingdom		7,989,435	31,528,962
				57,716,624
Trading Companies & Distributors 1.3%				
Itochu Corp.	Japan		2,385,740	24,993,740
[b]Wolseley PLC	United Kingdom		503,954	16,965,176
				41,958,916
Wireless Telecommunication Services 3.5%				
[b]Sprint Nextel Corp.	United States		5,318,140	24,676,170
Turkcell Iletisim Hizmetleri AS	Turkey		465,865	2,755,545
Turkcell Iletisim Hizmetleri AS, ADR	Turkey		954,811	14,350,809
Vodafone Group PLC	United Kingdom		25,908,664	73,368,515
				115,151,039
Total Common Stocks (Cost $2,823,901,400)				3,105,600,975
Non-Registered Mutual Funds (Cost $11,910,000) 0.5%				
Diversified Financial Services 0.5%				
[b,c,d,e]Templeton China Opportunities Fund, Ltd., Reg D	China		1,192,192	15,689,249
Preferred Stocks 0.9%				
Metals & Mining 0.5%				
Vale SA, ADR, pfd., A	Brazil		529,780	15,639,106
Oil, Gas & Consumable Fuels 0.4%				
Petroleo Brasileiro SA, ADR, pfd.	Brazil		384,750	13,674,015
Total Preferred Stocks (Cost $22,526,945)				29,313,121
Total Investments before Short Term Investments (Cost $2,858,338,345)				3,150,603,345
			Principal Amount	
Short Term Investments 3.2%				
U.S. Government and Agency Securities 3.2%				
[f]FHLB, 4/01/11	United States	$	42,200,000	42,199,999
[f]FNMA, 5/23/11 - 6/07/11	United States		45,000,000	44,995,570
[f]U.S. Treasury Bill, 6/02/11	United States		20,000,000	19,998,040
Total Short Term Investments (Cost $107,189,031)				107,193,609
Total Investments (Cost $2,965,527,376) 99.2%				3,257,796,954
Other Assets, less Liabilities 0.8%				24,876,143
Net Assets 100.0%				$ 3,282,673,097

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty separate funds (Funds). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in other funds of the Trust (Underlying Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial investments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities and certain preferreds generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivative financial instruments (derivatives) trade in the over-the-counter market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the

investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Certain funds entered into futures contracts primarily to manage interest rate and/or foreign exchange rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an underlying financial instrument or commodity for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract (or other agreed upon amount) from the seller. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are, reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

	Franklin Flex Cap Growth Securities Fund	Franklin Global Real Estate Securities Fund	Franklin Growth and Income Securities Fund	Franklin High Income Securities Fund
Cost of investments	$ 393,032,601	$ 333,204,684	$ 267,210,649	$ 335,361,752
Unrealized appreciation	$ 151,170,519	$ 104,841,985	$ 73,163,889	$ 20,871,764
Unrealized depreciation	(3,130,975)	(46,102,107)	(12,809,564)	(6,280,533)
Net unrealized appreciation (depreciation)	$ 148,039,544	$ 58,739,878	$ 60,354,325	$ 14,591,231

	Franklin Income Securities Fund	Franklin Large Cap Growth Securities Fund	Franklin Large Cap Value Securities Fund	Franklin Rising Dividends Securities Fund
Cost of investments	$ 7,968,401,983	$ 309,045,268	$ 36,094,047	$ 1,231,585,712
Unrealized appreciation	$ 1,053,429,464	$ 115,555,146	$ 10,196,949	$ 575,018,159
Unrealized depreciation	(485,026,986)	(7,690,491)	(2,483,559)	(52,332,587)
Net unrealized appreciation (depreciation)	$ 568,402,478	$ 107,864,655	$ 7,713,390	$ 522,685,572

	Franklin Small Cap Value Securities Fund	Franklin Small-Mid Cap Growth Securities Fund	Franklin Strategic Income Securities Fund	Franklin Templeton VIP Founding Funds Allocation Fund
Cost of investments	$ 1,088,353,778	$ 749,633,250	$ 1,397,698,523	$ 3,604,659,408

Unrealized appreciation	$ 507,665,394	$ 376,372,050	$ 87,438,113	$ 446,275,973
Unrealized depreciation	(82,281,081)	(4,914,117)	(21,536,101)	-
Net unrealized appreciation (depreciation)	$ 425,384,313	$ 371,457,933	$ 65,902,012	$ 446,275,973

	Franklin U.S. Government Fund	Mutual Global Discovery Securities Fund	Mutual International Securities Fund	Mutual Shares Securities Fund
Cost of investments	$ 849,712,171	$ 1,262,973,773	$ 2,023,452	$ 5,405,962,863
Unrealized appreciation	$ 33,131,914	$ 306,492,388	$ 357,772	$ 911,789,886
Unrealized depreciation	(3,172,110)	(34,324,177)	(61,824)	(271,293,535)
Net unrealized appreciation (depreciation)	$ 29,959,804	$ 272,168,211	$ 295,948	$ 640,496,351

	Templeton Developing Markets Securities Fund	Templeton Foreign Securities Fund	Templeton Global Bond Securities Fund	Templeton Growth Securities Fund
Cost of investments	$ 472,003,039	$ 2,502,174,840	$ 1,993,852,767	$ 2,976,484,974
Unrealized appreciation	$ 356,057,466	$ 574,385,989	$ 206,213,389	$ 563,358,750
Unrealized depreciation	(9,872,552)	(146,204,101)	(22,841,440)	(282,046,770)
Net unrealized appreciation (depreciation)	$ 346,184,914	$ 428,181,888	$ 183,371,949	$ 281,311,980

Principal Amount*/ Shares	Issuer	Acquisition Dates	Cost	Value
Franklin Global Real Estate Securities Fund				
445,000	Ascendas REIT (0.18% of Net Assets)	11/06/08 - 8/26/09	$ 511,378	$ 720,219
Mutual Global Discovery Securities Fund				
800,000	The Bankshares Inc.	3/22/07	$ 8,000,000	$ 2,923,888
1,134	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	1,134	1,134
1,903	Elephant Capital Holdings Ltd.	8/23/04 - 3/10/08	294,226	-
2,077,368	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,218	Glodyne Technoserve Ltd.	6/21/10	20,970	20,524
1,114,214	Hightower Holding LLC, pfd., A, Series 2	6/10/10 - 3/31/11	2,785,536	2,167,659
47,271	IACNA Investor LLC	7/24/08	17,613	473

172,409	Imagine Group Holdings Ltd.	8/31/04	1,765,727	2,113,338
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	541,253
3,000,220	International Automotive Components Group North America, LLC	1/12/06 - 10/10/07	3,599,443	3,652,588
407,500	International Automotive Components Group North America, LLC, 11.00%, 11/12/14	11/11/10	407,500	407,500
9,306	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	87,597	-
2,140	Olympus Re Holdings Ltd.	12/19/01	202,484	595
1,361,600	Prime AET&D Holdings No. 1 Pty. Ltd.	10/13/10	-	-
	Total Restricted Securities (0.78% of Net Assets)			$ 11,828,952
Mutual International Securities Fund				
6,987	Prime AET&D Holdings No. 1 Pty. Ltd. (0.00% of Net Assets)	10/13/10	$ -	$ -
Mutual Shares Securities Fund				
1,376	Ally Financial Inc.	11/20/06 - 6/02/09	$ 6,501,522	$ 12,663,432
3,344	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	3,344	3,344
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
9,192,800	Cerberus CG Investor I LLC	7/26/07 - 4/28/10	9,164,810	7,492,132
7,173,000	Cerberus CG Investor I LLC, 12.00%, 7/31/14	7/26/07	7,173,000	5,845,995
9,192,662	Cerberus CG Investor II LLC	7/26/07 - 4/28/10	9,164,672	7,492,020
7,173,000	Cerberus CG Investor II LLC, 12.00%, 7/31/14	7/26/07	7,173,000	5,845,995
4,596,951	Cerberus CG Investor III LLC	7/26/07 - 4/28/10	4,582,956	3,746,515
3,586,500	Cerberus CG Investor III LLC, 12.00%, 7/31/14	7/26/07	3,586,500	2,922,998
11,728	Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08	1,813,542	-
8,006,950	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
140,952	First Southern Bancorp Inc.	1/27/10 - 7/07/10	2,974,087	1,656,073
241	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	241,000	979,332
5,565,600	GLCP Harrah's Investment LP	1/15/08	5,567,933	1,852,844
11,058	Glodyne Technoserve Ltd.	6/21/10	104,511	102,326
168,957	IACNA Investor LLC	7/24/08	62,949	1,690
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	2,208,691
11,387,027	International Automotive Components Group North America, LLC	1/12/06 - 10/10/07	13,926,539	13,863,022
1,456,500	International Automotive Components Group North America, LLC, 11.00%, 11/12/14	11/11/10	1,456,500	1,456,500
57,295	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	539,528	-
16,280	Olympus Re Holdings Ltd.	12/19/01	1,540,390	4,524
4,709,226	Prime AET&D Holdings No. 1 Pty. Ltd.	10/13/10	-	-
433,000	State Bank Financial Corp.	7/24/09	4,330,000	7,317,700
	Total Restricted Securities (1.26% of Net Assets)			$ 75,455,133

Templeton Growth Securities Fund				
1,192,192	Templeton China Opportunities Fund, Ltd., Reg D (0.48% of Net Assets)	03/17/10	$ 11,910,000	$ 15,689,249

*In U.S. dollars unless otherwise indicated.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the following funds for the three months ended March 31, 2011, were as shown below.

Name of Issuer	Number of Shares/ Principal Amount* Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/ Principal Amount* Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Income Securities Fund							
Non-Controlled Affiliates							
[a]Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	4,783,951	-	261,825	4,522,126	4,036,938	75,925	76,558
Dex One Corp.	2,642,381	-	-	2,642,381	12,789,124	-	-
Dex One Corp., senior sub. note, PIK, 12.00%, 1/29/17	32,511,674	2,275,817	-	34,787,491	22,263,994	964,513	-
Total Affiliated Securities (0.46% of Net Assets)					$ 39,090,056	$ 1,040,438	$ 76,558
Mutual Global Discovery Securities Fund							
Non-Controlled Affiliates							
The Bankshares Inc. (0.19% of Net Assets)	800,000	-	-	800,000	$ 2,923,888	$ -	$ -
Mutual Shares Securities Fund							
Non-Controlled Affiliates							
CB FIM Coinvestors LLC	6,400,507	-	-	6,400,507	$ -	$ -	$ -
GLCP Harrah's Investment LP	5,565,600	-	-	5,565,600	1,852,844	-	-
Total Affiliated Securities (0.03% of Net Assets)					$ 1,852,844	$ -	$ -
Templeton Growth Securities Fund							
Non-Controlled Affiliates							
Templeton China Opportunities Fund, Ltd., Reg D (0.48% of Net Assets)	1,192,192	-	-	1,192,192	$ 15,689,249	$ -	$ -

*In U.S. dollars unless otherwise indicated.

[a] Company is a wholly owned subsidiary of Dex One Corp.

7. INVESTMENTS IN UNDERLYING FUNDS

8. FT HOLDINGS CORPORATION III

The Franklin Strategic Income Securities Fund invests in certain securities through its investment in FT Holdings Corporation III, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the fund. The Subsidiary has the ability to invest in securities consistent with the investment objective of the fund. At March 31, 2011, all Subsidiary investments are reflected in the fund's Statement of Investments.

9. INVESTMENT IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Templeton Growth Securities Fund (Growth Fund) invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Fund may incur delays in redeeming its investment in the China Fund. The Growth Fund's investment in the China Fund is valued based upon the fair value of the China Fund's portfolio securities and other assets and liabilities.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Franklin Flex Cap Growth Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 520,058,301	$ -	$ -	$ 520,058,301
Short Term Investments	21,014,044	-	-	21,014,044
Total Investments in Securities	$ 541,072,345	$ -	$ -	$ 541,072,345
Franklin Global Real Estate Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[b]				
Industrial REITs	$ 20,049,191	$ -	$ 720,219	$ 20,769,410
All Other Equity Investments[a]	364,844,808	-	-	364,844,808
Short Term Investments	-	6,330,344	-	6,330,344
Total Investments in Securities	$ 384,893,999	$ 6,330,344	$ 720,219	$ 391,944,562
Franklin Growth and Income Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[b]				
Energy	$ 34,242,753	$ 6,821,600	$ -	$ 41,064,353
Health Care	27,840,396	2,237,250	-	30,077,646
Utilities	12,795,149	4,212,000	-	17,007,149
All Other Equity Investments[a]	215,737,057	-	-	215,737,057
Equity-Linked Securities	-	13,508,924	-	13,508,924
Convertible Bonds	-	2,546,250	-	2,546,250
Short Term Investments	-	7,623,595	-	7,623,595
Total Investments in Securities	$ 290,615,355	$ 36,949,619	$ -	$ 327,564,974
Franklin High Income Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[a,b]	$ 920,480	$ -	$ -	$ 920,480
Corporate Bonds	-	330,745,594	191	330,745,785
Senior Floating Rate Interests	-	2,095,781	-	2,095,781
Short Term Investments	-	16,190,937	-	16,190,937
Total Investments in Securities	$ 920,480	$ 349,032,312	$ 191	$ 349,952,983
Liabilities:				
Forward Exchange Contracts	-	36,313	-	36,313

Franklin Income Securities Fund

Assets:				
Investments in Securities:				
Equity Investments:[b]				
Consumer Discretionary	$ 154,967,969	$ 13,314,462	$ 34,721	$ 168,317,152
Energy	694,700,472	78,497,200	-	773,197,672
Financials	628,104,109	38,366,689	-	666,470,798
Health Care	423,426,899	15,896,250	-	439,323,149
All Other Equity Investments[a]	1,694,106,495	-	-	1,694,106,495
Equity-Linked Securities	-	78,199,296	-	78,199,296
Convertible Bonds	-	85,092,134	-	85,092,134
Corporate Bonds	-	3,839,310,348	-	3,839,310,348
Senior Floating Rate Interests	-	482,872,943	-	482,872,943
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	37,286,494	-	37,286,494
Municipal Bonds	-	59,108,100	-	59,108,100
Short Term Investments	-	213,519,880	-	213,519,880
Total Investments in Securities	$ 3,595,305,944	$ 4,941,463,796	$ 34,721	$ 8,536,804,461

Franklin Large Cap Growth Securities Fund

Assets:				
Investments in Securities:				
Equity Investments[a]	$ 404,178,809	$ -	$ -	$ 404,178,809
Short Term Investments	-	12,731,114	-	12,731,114
Total Investments in Securities	$ 404,178,809	$ 12,731,114	$ -	$ 416,909,923

Franklin Large Cap Value Securities Fund

Assets:				
Investments in Securities:				
Equity Investments[a]	$ 42,069,595	$ -	$ -	$ 42,069,595
Short Term Investments	1,737,842	-	-	1,737,842
Total Investments in Securities	$ 43,807,437	$ -	$ -	$ 43,807,437

Franklin Rising Dividends Securities Fund

Assets:				
Investments in Securities:				
Equity Investments[a]	$ 1,674,504,137	$ -	$ -	$ 1,674,504,137
Short term investments	79,261,366	505,781	-	79,767,147
Total Investments in Securities	$ 1,753,765,503	$ 505,781	$ -	$ 1,754,271,284

Franklin Small Cap Value Securities Fund

Assets:				
Investments in Securities:				
Equity Investments[a]	$ 1,456,265,394	$ -	$ -	$ 1,456,265,394
Corporate Bonds	-	1,497,735	-	1,497,735
Short Term Investments	47,130,451	8,844,511	-	55,974,962
Total Investments in Securities	$ 1,503,395,845	$ 10,342,246	$ -	$ 1,513,738,091

Franklin Small-Mid Cap Growth Securities Fund

Assets:				
Investments in Securities:				
Equity Investments[a]	$ 1,063,579,793	$ -	$ -	$ 1,063,579,793
Short Term Investments	40,866,390	16,645,000	-	57,511,390
Total Investments in Securities	$ 1,104,446,183	$ 16,645,000	$ -	$ 1,121,091,183

Franklin Strategic Income Securities Fund

Assets:				
Investments in Securities				
Equity Investments:[b]				
Banks	$ 119,000	$ 42,317	$ -	$ 161,317
Commercial & Professional Services	-	695,706	-	695,706
Consumer Services	2,471,883	5,522,810	-	7,994,693
Other Equity Investments[a]	1,453,397	-	-[c]	1,453,397
Convertible Bonds	-	4,150,000	-	4,150,000
Corporate Bonds	-	531,645,531	-	531,645,531
Senior Floating Rate Interests	-	226,783,236	724,259	227,507,495
Foreign Government and Agency Securities	-	324,018,137	-	324,018,137
U.S. Government and Agency Securities	-	19,373,048	-	19,373,048
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	52,340,184	-	52,340,184
Mortgage-Backed Securities	-	94,770,827	-	94,770,827
Municipal Bonds	-	101,024,698	-	101,024,698
Short Term Investments	33,826,241	64,639,261	-	98,465,502
Total Investments in Securities	$ 37,870,521	$ 1,425,005,755	$ 724,259	$ 1,463,600,535
Forward Exchange Contracts	-	2,300,703	-	2,300,703
Swaps	-	179,639	-	179,639
Liabilities:				
Forward Exchange Contracts	-	8,378,943	-	8,378,943
Unfunded Loan Commitments	-	3,519	-	3,519

Franklin Templeton VIP Founding Funds Allocation Fund

Assets:				
Investments in Underlying Funds[a]	$ 4,050,935,381	$ -	$ -	$ 4,050,935,381

Franklin U.S. Government Fund

Assets:				
Investments in Securities:				
Mortgage-Backed Securities	$ -	$ 599,702,621	$ -	$ 599,702,621
U.S. Government and Agency Securities	-	236,020,466	-	236,020,466
Short Term Investments	-	43,948,888	-	43,948,888
Total Investments in Securities	$ -	$ 879,671,975	$ -	$ 879,671,975

Equity Investments:[b]				
Auto Components	$ -	$ -	$ 4,196,501 [c]	$ 4,196,501
Commercial Banks	90,853,847	-	2,923,888 [c]	93,777,735
Commercial Services & Supplies	7,052,286	407	- [c]	7,052,693
Diversified Financial Services	40,626,637	6,097,280	2,167,659 [c]	48,891,576
Insurance	52,097,018	-	2,113,933	54,210,951
IT Services	-	-	20,524	20,524
Real Estate Management & Development	10,779,309	-	2,206,712	12,986,021
Other Equity Investments[a]	1,195,939,304	-	- [c]	1,195,939,304
Corporate Bonds, Notes and Senior Floating Rate Interests	-	32,456,832	408,634	32,865,466
Companies in Liquidation	-	46,237	- [c]	46,237
Short Term Investments	51,286,413	33,868,563	-	85,154,976
Total Investments in Securities	$ 1,448,634,814	$ 72,469,319	$ 14,037,851	$ 1,535,141,984
Forward Exchange Contracts	-	1,264,543	-	1,264,543
Liabilities:				
Forward Exchange Contracts	-	15,735,627	-	15,735,627
Futures Contracts	60,484	-	-	60,484

Mutual International Securities Fund

Assets:				
Investments in Securities:				
Equity Investments[a,b]	$ 2,319,400	$ -	$ - [c]	$ 2,319,400
Forward Exchange Contracts	-	6,410	-	6,410
Liabilities:				
Forward Exchange Contracts	-	47,960	-	47,960

Mutual Shares Securities Fund

Assets:				
Investments in Securities:				
Equity Investments:[b]				
Auto Components	$ -	$ -	$ 16,082,698 [c]	$ 16,082,698
Chemicals	71,891,081	-	25,000	71,916,081
Commercial Banks	227,474,247	-	2,635,405 [c]	230,109,652
Commercial Services & Supplies	-	1,665	- [c]	1,665
Consumer Finance	-	-	31,394,099	31,394,099
Diversified Financial Services	110,733,565	9,791,456	- [c]	120,525,021
Hotels, Restaurants & Leisure	4,032,095	-	1,852,844	5,884,939
Insurance	209,258,327	-	4,524	209,262,851
IT Services	-	-	102,326	102,326
Real Estate Management & Development	6,285,406	-	6,954,889	13,240,295
Other Equity Investments[a]	4,699,482,060	-	- [c]	4,699,482,060
Corporate Bonds, Notes and Senior Floating Rate Interests	-	146,124,504	16,074,832	162,199,336
Companies in Liquidation	-	244,189	- [c]	244,189
Short Term Investments	408,321,002	77,693,000	-	486,014,002

Total Investments in Securities	$ 5,737,477,783	$ 233,854,814	$ 75,126,617	$ 6,046,459,214
Forward Exchange Contracts	-	2,993,898	-	2,993,898
Liabilities:				
Forward Exchange Contracts	-	29,919,696	-	29,919,696
Futures Contracts	109,579	-	-	109,579
Unfunded Loan Commitments	-	670,569	-	670,569
Templeton Developing Market Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[a,b]	$ 812,460,040	$ -	$ -	$ 812,460,040
Short Term Investments	5,727,913	-	-	5,727,913
Total Investments in Securities	$ 818,187,953	$ -	$ -	$ 818,187,953
Templeton Foreign Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[a,b]	$ 2,867,276,692	$ -	$ -	$ 2,867,276,692
Short Term Investments	63,080,036	-	-	63,080,036
Total Investments in Securities	$ 2,930,356,728	$ -	$ -	$ 2,930,356,728
Templeton Global Bond Securities Fund				
Assets:				
Investments in Securities:				
Foreign Government and Agency Securities	$ -	$ 1,708,167,257	$ -	$ 1,708,167,257
Municipal Bonds	-	34,007,192	-	34,007,192
Short Term Investments	-	435,050,267		435,050,267
Total Investments in Securities	$ -	$ 2,177,224,716	$ -	$ 2,177,224,716
Swaps	-	53,747	-	53,747
Forward Exchange Contracts	-	21,729,055	-	21,729,055
Liabilities:				
Swaps	-	298,884	-	298,884
Forward Exchange Contracts	-	31,653,650	-	31,653,650
Templeton Growth Securities Fund				
Assets:				
Investments in Securities				
Equity Investments:				
Diversified Financial Services	$ -	$ -	$ 15,689,249	$ 15,689,249
Other Equity Investments[a,b]	3,134,914,096	-	-	3,134,914,096
Short Term Investments	19,998,040	87,195,569	-	107,193,609
Total Investments in Securities	$ 3,154,912,136	$ 87,195,569	$ 15,689,249	$ 3,257,796,954

[a]For detailed categories, see the accompanying Statements of Investments.

[b]Includes common, preferred and convertible preferred stocks as well as other equity investments.

[c]Includes securities determined to have no value at March 31, 2011.

At March 31, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the funds' fair value, were as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3[a]	Transfers Out of Level 3[b]	Cost Basis Adjustments[c]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Global Real Estate Securities Fund										
Assets:										
Equity Investments - Industrial REITs	$ -	$ -	$ -	$ 720,219	$ -	$ -	$ -	$ -	$ 720,219	$ -
Franklin Strategic Income Securities Fund										
Assets:										
Investments in Securities:										
Equity Investments:[d]										
Consumer Services	$ 1,901,449	$ -	$ -		$ (1,901,449)	$ -	$ -	$ -	$ - [e]	$ -
Senior Floating Rate Interests	835,411	-	(155,892)	-	-	-	35,823	8,917	724,259	22,322
	$ 2,736,860	$ -	$ (155,892)	$ -	$ (1,901,449)	$ -	$ 35,823	$ 8,917	$ 724,259	$ 22,322
Mutual Global Discovery Securities Fund										
Assets:										
Equity Investments:[d]										
Auto Components	$ 4,555,503 [e]	$ -	$ -	$ -	$ -	$ -	$ -	$ (359,002)	$ 4,196,501 [e]	$ (359,002)
Commercial Banks	2,905,224 [e]	-	-	-	-	-	-	18,664	2,923,888 [e]	18,664
Consumer Finance	4,924,234	-	(4,924,234)	-	-	-	(1,136,557)	1,136,557	-	-
Diversified Financial Services	1,158,855 [e]	1,392,768	-	-	-	-	-	(383,984)	2,167,659 [e]	(383,984)
Diversified Telecommunication Services	- [e]	-	-	-	-	(49)	49	-	- [e]	-
Electric Utilities	6,878,803 [e]	-	(6,475,783)	-	-	-	-	(403,020)	- [e]	-
Insurance	2,143,167	-	-	-	-	-	-	(29,234)	2,113,933	(29,234)
IT Services	19,161	-	-	-	-	-	-	1,363	20,524	1,363
Real Estate Management & Development	2,112,892	-	-	-	-	-	-	93,820	2,206,712	93,820
Corporate Bonds, Notes and Senior Floating Rate Interests	4,251,178	-	(3,842,544)	-	-	-	(901,265)	901,265	408,634	-
Total	$ 28,949,017	$ 1,392,768	$ (15,242,561)	$ -	$ -	$ (49)	$ (2,037,773)	$ 976,449	$ 14,037,851	$ (658,353)

Mutual International Securities Fund										
Assets:										
Equity Investments - Electric Utilities	$ 35,296 [e]	$ -	$ (27,071)	$ -	$ -	$ -	$ -	$ (8,227)	$ - [e]	$ -
Mutual Shares Securities Fund										
Assets:										
Investments in Securities:										
Equity Investments:[d]										
Auto Components	$ 17,504,881 [e]	$ -	$ -	$ -	$ -	$ -	$ -	$ (1,422,184)	$ 16,082,698 [e]	$ (1,422,184)
Chemicals	25,000	-	-	-	-	-	-	-	25,000	-
Commercial Banks	2,688,630 [e]	-	-	-	-	-	-	(53,225)	2,635,405 [e]	(53,225)
Consumer Finance	28,388,621	-	-	-	-	-	-	3,005,478	31,394,099	3,005,478
Diversified Telecommunication Services	- [e]	-	-	-	-	(194)	194	-	- [e]	-
Electric Utilities	23,791,010 [e]	-	(22,079,951)	-	-	-	-	(1,711,059)	- [e]	-
Hotels Restaurants & Leisure	2,369,832	-	-	-	-	-	-	(516,988)	1,852,844	(516,988)
Insurance	6,186	-	-	-	-	-	-	(1,662)	4,524	(1,662)
IT Services	95,515	-	-	-	-	-	-	6,811	102,326	6,811
Real Estate Management & Development	6,659,198	-	-	-	-	-	-	295,691	6,954,889	295,691
Corporate Bonds, Notes and Senior Floating Rate Interests	15,986,080	-	(912)	-	-	-	-	89,664	16,074,832	89,664
Total	$ 97,514,953	$ -	$ (22,080,863)	$ -	$ -	$ (194)	$ 194	$ (307,474)	$ 75,126,617	$ 1,403,585
Templeton Growth Securities Fund										
Assets:										
Equity Investments - Diversified Financial Services	$ 14,592,433	$ -	$ -	$ -	$ -	$ -	$ -	$ 1,096,817	$ 15,689,250	$ 1,096,817

[a] The investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities.
[b] The investment was transferred out of Level 3 as a result of the availability of a quoted market price in an active market for identical securities.
[c] May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
[d] Includes common and preferred stocks as well as other equity investments.
[e] Includes securities determined to have no value.